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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06175

                               Eclipse Funds Inc.
               (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of principal executive offices) (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2007 is filed herewith.

MAINSTAY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (96.4%)                         +

    AEROSPACE & DEFENSE (3.8%)
    L-3 Communications Holdings, Inc.                                     48,500   $      3,993,490
    Precision Castparts Corp.                                             22,200          1,973,358
*   United Technologies Corp.                                             81,200          5,523,224
                                                                                   ----------------
                                                                                         11,490,072
                                                                                   ----------------
    AIR FREIGHT & LOGISTICS (1.8%)
*   FedEx Corp.                                                           48,700          5,376,480
                                                                                   ----------------
    AUTOMOBILES (1.6%)
    Harley-Davidson, Inc.                         (a)                     72,500          4,949,575
                                                                                   ----------------
    BEVERAGES (1.6%)
    PepsiCo, Inc.                                                         73,800          4,814,712
                                                                                   ----------------
    BIOTECHNOLOGY (4.0%)
    Amgen, Inc.                                   (b)                     38,500          2,709,245
    Genentech, Inc.                               (b)                     41,700          3,643,329
    Gilead Sciences, Inc.                         (b)                     70,300          4,521,696
    United Therapeutics Corp.                     (a)(b)                  26,300          1,409,680
                                                                                   ----------------
                                                                                         12,283,950
                                                                                   ----------------
    CAPITAL MARKETS (4.3%)
    Affiliated Managers Group, Inc.               (a)(b)                  30,900          3,442,260
    Ameriprise Financial, Inc.                                            45,400          2,676,784
    Lehman Brothers Holdings, Inc.                                        26,000          2,138,240
    Morgan Stanley                                                        57,700          4,776,983
                                                                                   ----------------
                                                                                         13,034,267
                                                                                   ----------------
    CHEMICALS (1.7%)
*   Praxair, Inc.                                                         84,300          5,315,958
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (4.2%)
    Avocent Corp.                                 (b)                     59,000          2,037,860
    Cisco Systems, Inc.                           (b)                    196,600          5,227,594
    Corning, Inc.                                 (b)                    176,200          3,672,008
    Research In Motion, Ltd.                      (b)                     15,000          1,916,700
                                                                                   ----------------
                                                                                         12,854,162
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (3.6%)
*   Apple, Inc.                                   (b)                     75,000          6,429,750
    EMC Corp.                                     (b)                    325,000          4,546,750
                                                                                   ----------------
                                                                                         10,976,500
                                                                                   ----------------
    CONSUMER FINANCE (2.2%)
    American Express Co.                                                  76,100          4,430,542
    AmeriCredit Corp.                             (a)(b)                  84,800          2,301,472
                                                                                   ----------------
                                                                                          6,732,014
                                                                                   ----------------

    DIVERSIFIED FINANCIAL SERVICES (4.4%)
    Bank of America Corp.                                                 74,300          3,906,694
    IntercontinentalExchange, Inc.                (b)                     29,500          3,851,225
    JPMorgan Chase & Co.                                                  60,900          3,101,637
    Nasdaq Stock Market, Inc. (The)               (a)(b)                  76,500          2,607,120
                                                                                   ----------------
                                                                                         13,466,676
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (1.5%)
    Roper Industries, Inc.                                                88,800          4,610,496
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
    Amphenol Corp. Class A                                                76,700          5,194,124
    Anixter International, Inc.                   (b)                     52,700          2,912,729
    Avnet, Inc.                                   (a)(b)                 107,300          3,331,665
                                                                                   ----------------
                                                                                         11,438,518
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (4.7%)
    Baker Hughes, Inc.                                                    44,800          3,092,544
    BJ Services Co.                                                       87,000          2,406,420
    National Oilwell Varco, Inc.                  (b)                     26,900          1,631,216
    Transocean, Inc.                              (b)                     46,700          3,613,179
    Weatherford International, Ltd.               (b)                     86,600          3,496,908
                                                                                   ----------------
                                                                                         14,240,267
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
    Cytyc Corp.                                   (b)                    161,900          4,682,148
    Varian Medical Systems, Inc.                  (b)                     58,300          2,689,379
                                                                                   ----------------
                                                                                          7,371,527
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (5.2%)
    Aetna, Inc.                                                           73,300          3,090,328
    DaVita, Inc.                                  (b)                     45,800          2,500,680
    Health Net, Inc.                              (b)                     49,200          2,396,532
    UnitedHealth Group, Inc.                                              55,514          2,901,162
    WellPoint, Inc.                               (b)                     62,764          4,919,442
                                                                                   ----------------
                                                                                         15,808,144
                                                                                   ----------------
    HOUSEHOLD DURABLES (0.7%)
    Harman International Industries, Inc.                                 22,400          2,118,368
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS (0.4%)
    NRG Energy, Inc.                              (b)                     20,600          1,234,558
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (1.4%)
    General Electric Co.                                                 119,700          4,315,185
                                                                                   ----------------
    INSURANCE (2.8%)
    Hanover Insurance Group, Inc. (The)                                   46,000          2,210,300
    Prudential Financial, Inc.                                            53,600          4,777,368
    Zenith National Insurance Corp.                                       32,600          1,489,820
                                                                                   ----------------
                                                                                          8,477,488
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (1.4%)
    Akamai Technologies, Inc.                     (b)                     44,400          2,494,392
    j2 Global Communications, Inc.                (a)(b)                  71,400          1,890,672
                                                                                   ----------------
                                                                                          4,385,064
                                                                                   ----------------

    LIFE SCIENCES TOOLS & SERVICES (3.2%)
    Covance, Inc.                                 (b)                     44,900          2,768,085
*   Thermo Fisher Scientific, Inc.                (b)                    142,600          6,823,410
                                                                                   ----------------
                                                                                          9,591,495
                                                                                   ----------------
    MACHINERY (4.1%)
    Caterpillar, Inc.                                                     25,500          1,633,785
    Danaher Corp.                                                         71,700          5,310,102
*   Terex Corp.                                   (b)                     94,700          5,387,483
                                                                                   ----------------
                                                                                         12,331,370
                                                                                   ----------------
    MEDIA (4.5%)
    Comcast Corp. Class A                         (b)                     98,200          4,352,224
    McGraw-Hill Cos., Inc. (The)                                          35,900          2,408,172
    News Corp. Class A                                                   156,100          3,629,325
    Omnicom Group, Inc.                                                   31,600          3,324,320
                                                                                   ----------------
                                                                                         13,714,041
                                                                                   ----------------
    METALS & MINING (0.5%)
    Allegheny Technologies, Inc.                                          16,000          1,655,840
                                                                                   ----------------
    MULTILINE RETAIL (3.3%)
*   Kohl's Corp.                                  (b)                     83,400          5,913,894
    Target Corp.                                                          65,900          4,043,624
                                                                                   ----------------
                                                                                          9,957,518
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (0.7%)
    Tesoro Corp.                                                          25,900          2,133,901
                                                                                   ----------------
    PHARMACEUTICALS (2.0%)
    Johnson & Johnson                                                     51,600          3,446,880
    Schering-Plough Corp.                                                102,000          2,550,000
                                                                                   ----------------
                                                                                          5,996,880
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.8%)
    CapitalSource, Inc.                           (a)                     83,300          2,314,907
                                                                                   ----------------
    ROAD & RAIL (1.3%)
    Norfolk Southern Corp.                                                77,400          3,842,910
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (3.5%)
    Intel Corp.                                                          204,800          4,292,608
    MEMC Electronic Materials, Inc.               (b)                     87,900          4,605,960
    National Semiconductor Corp.                  (a)                     78,400          1,813,392
                                                                                   ----------------
                                                                                         10,711,960
                                                                                   ----------------
    SOFTWARE (6.6%)
    Autodesk, Inc.                                (b)                     51,200          2,238,464
    BEA Systems, Inc.                             (b)                    157,500          1,941,975
*   FactSet Research Systems, Inc.                                        92,550          5,375,304
*   Microsoft Corp.                                                      340,800         10,517,088
                                                                                   ----------------
                                                                                         20,072,831
                                                                                   ----------------

    SPECIALTY RETAIL (2.6%)
    Abercrombie & Fitch Co. Class A                                       34,200          2,720,268
    Best Buy Co., Inc.                                                    79,250          3,994,200
    Lowe's Cos., Inc.                                                     39,200          1,321,432
                                                                                   ----------------
                                                                                          8,035,900
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (4.5%)
*   Coach, Inc.                                   (b)                    143,300          6,571,738
    NIKE, Inc. Class B                                                    23,400          2,312,154
    Phillips-Van Heusen Corp.                                             89,800          4,952,470
                                                                                   ----------------
                                                                                         13,836,362
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (1.3%)
    WESCO International, Inc.                     (b)                     65,000          3,946,800
                                                                                   ----------------
    Total Common Stocks
       (Cost $220,364,386)                                                              293,436,696
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (9.5%)

    COMMERCIAL PAPER (6.1%)
    CAFCO LLC
       5.287%, due 3/6/07                         (c)            $       244,436            244,436
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                    525,662            525,662
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (c)                    788,493            788,493
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                    525,662            525,662
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                    252,453            252,453
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                    262,831            262,831
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                    228,176            228,176
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                    513,373            513,373
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                    514,526            514,526
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                    525,662            525,662
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               2,580,000          2,580,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                    262,831            262,831
    Societe Generale North America, Inc.
       5.24%, due 2/12/07                                              3,820,000          3,813,884
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               6,850,000          6,849,005
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                    519,902            519,902
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                    254,767            254,767
                                                                                   ----------------
    Total Commercial Paper
       (Cost $18,661,663)                                                                18,661,663
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.0%)
    BGI Institutional Money Market Fund           (c)                  2,963,836          2,963,836
                                                                                   ----------------
    Total Investment Company
       (Cost $2,963,836)                                                                  2,963,836
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $657,177
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $685,071 and a Market Value of $680,852)   (c)            $       657,078            657,078
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $657,078)                                                                      657,078
                                                                                   ----------------
    TIME DEPOSITS (2.2%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (c)                    788,493            788,493
    Bank of America Corp.
       5.27%, due 3/20/07                         (c)(d)                 525,662            525,662
    BNP Paribas
       5.26%, due 2/8/07                          (c)                    525,662            525,662
    Calyon
       5.31%, due 2/12/07                         (c)                    525,662            525,662
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                    525,662            525,662
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                    525,662            525,662
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                    262,831            262,831
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                    525,662            525,662
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                  2,102,649          2,102,649
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                    262,831            262,831
                                                                                   ----------------
    Total Time Deposits
       (Cost $6,570,776)                                                                  6,570,776
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $28,853,353)                                                                28,853,353
                                                                                   ----------------
    Total Investments
       (Cost $249,217,739)                        (e)                      105.9%       322,290,049(f)
    Liabilities in Excess of
       Cash and Other Assets                                                (5.9)       (18,098,684)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    304,191,365
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  The cost for federal income tax purposes is $249,374,837.

(f) At January 31, 2007 net unrealized appreciation was $72,915,212, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $74,680,882 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,765,670.

MAINSTAY ALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (98.7%)                         +

    AEROSPACE & DEFENSE (3.0%)
    Hexcel Corp.                                  (a)(b)                  35,800   $        688,792
    Honeywell International, Inc.                                         58,900          2,691,141
    Northrop Grumman Corp.                                                20,900          1,482,646
                                                                                   ----------------
                                                                                          4,862,579
                                                                                   ----------------
    AUTO COMPONENTS (1.3%)
    TRW Automotive Holdings Corp.                 (a)                     76,800          2,008,320
                                                                                   ----------------
    BUILDING PRODUCTS (1.5%)
    American Standard Cos., Inc.                                          40,200          1,985,478
    Apogee Enterprises, Inc.                                              24,200            460,526
                                                                                   ----------------
                                                                                          2,446,004
                                                                                   ----------------
    CAPITAL MARKETS (6.4%)
*   Bank of New York Co., Inc. (The)                                      84,600          3,384,846
    Goldman Sachs Group, Inc. (The)                                        9,400          1,994,304
    Merrill Lynch & Co., Inc.                                             28,700          2,685,172
    Morgan Stanley                                                        27,200          2,251,888
                                                                                   ----------------
                                                                                         10,316,210
                                                                                   ----------------
    CHEMICALS (3.1%)
    Chemtura Corp.                                                       170,100          1,959,552
*   E.I. du Pont de Nemours & Co.                 (b)                     60,000          2,973,600
                                                                                   ----------------
                                                                                          4,933,152
                                                                                   ----------------
    COMMERCIAL BANKS (7.3%)
    CVB Financial Corp.                                                   32,400            405,000
    First Merchants Corp.                                                 17,200            445,308
    FNB Corp.                                                             25,600            450,304
    Independent Bank Corp.                                                13,000            418,080
    Nara Bancorp, Inc.                                                    22,300            437,749
    PNC Financial Services Group, Inc.                                    39,300          2,899,161
    U.S. Bancorp                                                          65,200          2,321,120
    Wachovia Corp.                                                        48,700          2,751,550
    Wells Fargo & Co.                                                     44,600          1,602,032
                                                                                   ----------------
                                                                                         11,730,304
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (3.0%)
    Motorola, Inc.                                                       101,200          2,008,820
    Nokia Oyj, Sponsored ADR                      (c)                    126,600          2,797,860
                                                                                   ----------------
                                                                                          4,806,680
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.0%)
    Emulex Corp.                                  (a)                     90,300          1,602,825
                                                                                   ----------------

    CONSUMER FINANCE (1.0%)
    Capital One Financial Corp.                                           19,800          1,591,920
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.5%)
    Ball Corp.                                                            18,000            833,760
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (8.3%)
*   Bank of America Corp.                                                 83,433          4,386,907
*   Citigroup, Inc.                                                       92,833          5,117,883
*   JPMorgan Chase & Co.                                                  73,356          3,736,021
                                                                                   ----------------
                                                                                         13,240,811
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
*   AT&T, Inc.                                                            77,300          2,908,799
    Iowa Telecommunications Services, Inc.                                53,800          1,081,380
    Verizon Communications, Inc.                                          68,000          2,619,360
                                                                                   ----------------
                                                                                          6,609,539
                                                                                   ----------------
    ELECTRIC UTILITIES (1.5%)
    Duke Energy Corp.                                                     51,100          1,006,159
    FirstEnergy Corp.                                                     23,500          1,394,255
                                                                                   ----------------
                                                                                          2,400,414
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (4.1%)
    Diamond Offshore Drilling, Inc.               (b)                     24,400          2,060,336
    ENSCO International, Inc.                                             15,300            778,311
    GlobalSantaFe Corp.                                                    7,000            406,070
    Rowan Cos., Inc.                              (b)                     62,100          2,042,469
    Transocean, Inc.                              (a)                     15,700          1,214,709
                                                                                   ----------------
                                                                                          6,501,895
                                                                                   ----------------
    FOOD & STAPLES RETAILING (2.6%)
    CVS Corp.                                                             74,000          2,490,100
    Kroger Co. (The)                                                      66,000          1,689,600
                                                                                   ----------------
                                                                                          4,179,700
                                                                                   ----------------
    FOOD PRODUCTS (1.7%)
    Cadbury Schweppes PLC, Sponsored ADR          (c)                     18,900            856,926
    General Mills, Inc.                                                   27,600          1,579,824
    J.M. Smucker Co. (The)                                                 5,100            242,199
                                                                                   ----------------
                                                                                          2,678,949
                                                                                   ----------------
    GAS UTILITIES (0.4%)
    New Jersey Resources Corp.                                            12,800            596,480
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (1.0%)
    Quest Diagnostics, Inc.                                               30,200          1,584,896
                                                                                   ----------------
    HOUSEHOLD DURABLES (0.7%)
    CSS Industries, Inc.                                                  13,200            476,124
    Meritage Homes Corp.                          (a)                     13,000            577,850
                                                                                   ----------------
                                                                                          1,053,974
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (1.4%)
    Kimberly-Clark Corp.                                                  31,900          2,213,860
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (0.3%)
    Sequa Corp. Class A                           (a)                      4,000            503,960
                                                                                   ----------------

    INSURANCE (4.3%)
    Genworth Financial, Inc. Class A                                      65,900          2,299,910
    Hartford Financial Services
       Group, Inc. (The)                                                  24,400          2,315,804
    Prudential Financial, Inc.                                            25,000          2,228,250
                                                                                   ----------------
                                                                                          6,843,964
                                                                                   ----------------
    IT SERVICES (1.3%)
    Affiliated Computer Services, Inc. Class A    (a)                     14,700            720,153
    Computer Sciences Corp.                       (a)                     26,400          1,384,944
                                                                                   ----------------
                                                                                          2,105,097
                                                                                   ----------------
    MACHINERY (0.8%)
    Pentair, Inc.                                                         43,500          1,355,460
                                                                                   ----------------
    MEDIA (5.3%)
    Comcast Corp. Class A                         (a)                     50,000          2,216,000
    Gannett Co., Inc.                                                     24,700          1,436,058
    Getty Images, Inc.                            (a)(b)                  17,200            846,928
    Journal Communications, Inc. Class A                                  37,100            499,737
    Time Warner, Inc.                                                     95,500          2,088,585
    Tribune Co.                                   (b)                     46,800          1,429,272
                                                                                   ----------------
                                                                                          8,516,580
                                                                                   ----------------
    METALS & MINING (1.8%)
    Alcoa, Inc.                                                           51,972          1,678,696
    Cleveland-Cliffs, Inc.                                                 9,700            530,202
    Gibraltar Industries, Inc.                                            26,500            650,045
                                                                                   ----------------
                                                                                          2,858,943
                                                                                   ----------------
    MULTILINE RETAIL (0.6%)
    Conn's, Inc.                                  (a) (b)                 20,100            471,747
    Retail Ventures, Inc.                         (a)                     24,500            483,875
                                                                                   ----------------
                                                                                            955,622
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (8.3%)
    Berry Petroluem Co. Class A                                           20,000            620,800
*   Chevron Corp.                                                         44,142          3,217,069
    Comstock Resources, Inc.                      (a)                     16,180            516,951
    ConocoPhillips                                                        37,200          2,470,452
*   ExxonMobil Corp.                                                      50,900          3,771,690
    Hess Corp.                                                            12,700            685,673
    Swift Energy Co.                              (a)                     10,400            461,136
    Valero Energy Corp.                                                   28,900          1,568,692
                                                                                   ----------------
                                                                                         13,312,463
                                                                                   ----------------
    PHARMACEUTICALS (10.1%)
    Abbott Laboratories                                                   29,700          1,574,100
    Barr Pharmaceuticals, Inc.                    (a)                     49,100          2,627,832
    Forest Laboratories, Inc.                     (a)                     18,300          1,026,813
    Johnson & Johnson                                                     37,600          2,511,680
*   Pfizer, Inc.                                                         161,800          4,245,632
    Teva Pharmaceutical Industries, Ltd.,
       Sponsored ADR                              (c)                     78,900          2,769,390
    Wyeth                                                                 30,200          1,492,182
                                                                                   ----------------
                                                                                         16,247,629
                                                                                   ----------------

    REAL ESTATE INVESTMENT TRUSTS (0.4%)
    FelCor Lodging Trust, Inc.                                            28,500            628,995
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (2.2%)
    Intel Corp.                                                           72,500          1,519,600
    Texas Instruments, Inc.                                               66,600          2,077,254
                                                                                   ----------------
                                                                                          3,596,854
                                                                                   ----------------
    SPECIALTY RETAIL (4.4%)
    Gap, Inc. (The)                                                       84,800          1,625,616
*   Home Depot, Inc. (The)                                                79,500          3,238,830
    Lowe's Cos., Inc.                             (b)                     63,200          2,130,472
                                                                                   ----------------
                                                                                          6,994,918
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (1.9%)
    PMI Group, Inc. (The)                         (b)                     49,700          2,376,654
    Washington Mutual, Inc.                       (b)                     16,900            753,571
                                                                                   ----------------
                                                                                          3,130,225
                                                                                   ----------------
    TRADING COMPANIES & DISTRIBUTORS (1.1%)
    W.W. Grainger, Inc.                                                   23,000          1,785,950
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (2.0%)
    ALLTEL Corp.                                                          19,000          1,164,510
    Sprint Nextel Corp.                                                  113,400          2,021,922
                                                                                   ----------------
                                                                                          3,186,432
                                                                                   ----------------
    Total Common Stocks
       (Cost $130,327,815)                                                              158,215,364
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (8.0%)

    COMMERCIAL PAPER (3.5%)
    CAFCO LLC
       5.287%, due 3/6/07                         (d)            $       173,601            173,601
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (d)                    373,335            373,335
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (d)                    560,003            560,003
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (d)                    373,335            373,335
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (d)                    179,297            179,297
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (d)                    186,668            186,668
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (d)                    162,055            162,055
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (d)                    364,607            364,607
    Old Line Funding LLC
       5.282%, due 2/15/07                        (d)                    365,426            365,426
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (d)                    373,335            373,335
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                               1,810,000          1,810,000

    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (d)                    186,668            186,668
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (d)                    369,244            369,244
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (d)                    180,940            180,940
                                                                                   ----------------
    Total Commercial Paper
       (Cost $5,658,514)                                                                  5,658,514
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.3%)
    BGI Institutional Money Market Fund           (d)                  2,104,971          2,104,971
                                                                                   ----------------
    Total Investment Company
       (Cost $2,104,971)                                                                  2,104,971
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------

    REPURCHASE AGREEMENT (0.3%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $466,739
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $486,550 and a Market Value of $483,554)   (d)            $       466,669            466,669
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $466,669)                                                                      466,669
                                                                                   ----------------
    TIME DEPOSITS (2.9%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (d)                    560,003            560,003
    Bank of America Corp.
       5.27%, due 3/20/07                         (d) (e)                373,335            373,335
    BNP Paribas
       5.26%, due 2/8/07                          (d)                    373,335            373,335
    Calyon
       5.31%, due 2/12/07                         (d)                    373,335            373,335
    Citigroup, Inc.
       5.325%, due 3/22/07                        (d)                    373,335            373,335
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (d)                    373,335            373,335
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (d)                    186,668            186,668
    Rabobank Nederland
       5.29%, due 3/6/07                          (d)                    373,335            373,335
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (d)                  1,493,341          1,493,341
    Standard Chartered Bank
       5.28%, due 2/9/07                          (d)                    186,668            186,668
                                                                                   ----------------
    Total Time Deposits
       (Cost $4,666,690)                                                                  4,666,690
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $12,896,844)                                                                12,896,844
                                                                                   ----------------

      Total Investments                           (f)
        (Cost $143,224,659)                                                     106.7 %      171,112,208(g)
      Liabilities in Excess of
        Cash and Other Assets                                                    (6.7)       (10,780,122)
                                                                      ---------------   ----------------
    Net Assets                                                                  100.0 % $    160,332,086
                                                                      ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f)  The cost for federal income tax purposes is $143,407,433.

(g) At January 31, 2007 net unrealized appreciation was $27,704,775, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $28,484,694 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $779,919.

MAINSTAY CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL          AMORTIZED
                                                                      AMOUNT             COST
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (100.4%)               +

    BANK NOTES (4.5%)
    Bank of America N.A.
       5.315%, due 2/23/07                        (a)            $     5,000,000   $      5,000,000
    Branch Banking & Trust
       5.44%, due 6/4/07                          (a)                  5,075,000          5,076,738
    M&I Marshall & Ilsley Bank
       2.625%, due 2/9/07                                              2,000,000          1,999,064
    National City Bank
       5.40%, due 9/7/07                          (a)                  5,000,000          5,002,546
       5.41%, due 9/4/07                          (a)                  5,000,000          5,003,092
    Wachovia Bank N.A.
       5.363%, due 5/22/07                        (a)                  5,000,000          5,000,000
                                                                                   ----------------
                                                                                         27,081,440
                                                                                   ----------------
    CERTIFICATES OF DEPOSITS (3.3%)
    Manufacturers & Traders Trust Co.
       5.30%, due 3/30/07                         (a)                 10,000,000          9,999,984
    SunTrust Bank
       5.29%, due 10/29/07                        (a)                  5,000,000          5,000,395
    Toronto Dominion Bank
       5.32%, due 4/27/07                         (a)                  5,000,000          5,000,000
                                                                                   ----------------
                                                                                         20,000,379
                                                                                   ----------------
    COMMERCIAL PAPER (83.6%)
    Abbott Laboratories
       5.18%, due 3/20/07                         (b)                 10,000,000          9,932,372
       5.20%, due 3/27/07                         (b)                 10,000,000          9,922,000
    ABN AMRO North America Finance, Inc.
       5.20%, due 4/5/07                                              10,000,000          9,908,999
    Anheuser-Busch Cos., Inc.
       5.15%, due 4/2/07                          (b)                  9,895,000          9,810,068
    Archer-Daniels-Midland Co.
       5.22%, due 2/7/07                          (b)                 10,000,000          9,991,300
       5.22%, due 4/20/07                         (b)                 10,000,000          9,886,900
    Barton Capital Corp.
       5.25%, due 3/9/07                          (b)                 10,000,000          9,947,500
    BP Capital Markets PLC
       5.17%, due 3/9/07                          (b)                 10,000,000          9,948,300
    CAFCO LLC
       5.24%, due 3/5/07                          (b)                 10,000,000          9,953,422
    Ciesco LLC
       5.25%, due 3/6/07                          (b)                 10,000,000          9,951,875
    CIT Group, Inc.
       5.20%, due 7/19/07                         (b)                  5,000,000          4,878,667
    Countrywide Financial Corp.
       5.27%, due 2/27/07                                             10,000,000          9,961,939
    CRC Funding LLC
       5.23%, due 4/27/07                         (b)                 10,000,000          9,876,514
       5.25%, due 3/27/07                         (b)                 10,000,000          9,921,250

    Edison Asset Securitization LLC
       5.11%, due 6/5/07                          (b)                  5,000,000          4,911,994
       5.18%, due 4/11/07                         (b)                 10,000,000          9,900,717
       5.23%, due 2/15/07                         (b)                  5,000,000          4,989,831
    Eli Lilly & Co.
       5.19%, due 3/29/07                         (b)                 10,000,000          9,919,267
    Emerson Electric Co.
       5.22%, due 2/12/07                         (b)                  3,900,000          3,893,779
    Govco, Inc.
       5.23%, due 3/8/07                          (b)                 10,000,000          9,949,153
       5.25%, due 2/5/07                          (b)                 10,000,000          9,994,166
    HBOS Treasury Services
       5.22%, due 3/12/07                                              5,000,000          4,971,725
       5.235%, due 4/30/07                                            10,000,000          9,872,033
    Hershey Co. (The)
       5.19%, due 2/12/07                         (b)                 10,000,000          9,984,142
    Illinois Tool Works, Inc.
       5.21%, due 2/7/07                                               2,000,000          1,998,263
    International Lease Finance Corp.
       5.24%, due 2/20/07                                             10,000,000          9,972,345
    Kitty Hawk Funding Corp.
       5.26%, due 2/26/07                         (b)                 10,000,000          9,963,472
    Liberty Street Funding Corp.
       5.27%, due 2/9/07                          (b)                 10,000,000          9,988,289
    Market Street Funding Corp.
       5.265%, due 2/5/07                         (b)                 10,000,000          9,994,150
    Marshall & Ilsley Corp.
       5.23%, due 2/20/07                                             10,000,000          9,972,397
    McCormick & Co., Inc.
       5.04%, due 8/31/07                         (b)                  4,000,000          3,881,840
       5.19%, due 5/23/07                         (b)                  5,000,000          4,919,987
       5.20%, due 2/27/07                         (b)                  3,000,000          2,988,733
       5.20%, due 2/28/07                         (b)                  2,500,000          2,490,250
    Morgan Stanley
       5.18%, due 7/6/07                                              10,000,000          9,776,972
       5.373%, due 6/8/07                         (a)                  5,000,000          5,000,000
    Paccar Financial Corp.
       5.22%, due 3/1/07                                              10,000,000          9,959,400
    Park Avenue Receivables Corp.
        5.25%, due 3/7/07                         (b)                 10,000,000          9,950,417
    Parker-Hannifin Corp.
       5.24%, due 2/2/07                          (b)                 10,000,000          9,998,545
    Private Export Funding Corp.
       5.175%, due 4/5/07                         (b)                  5,000,000          4,954,719
       5.20%, due 3/14/07                         (b)                  5,000,000          4,970,389
       5.20%, due 7/25/07                         (b)                 10,000,000          9,748,667
    Procter & Gamble Co.
       5.24%, due 2/14/07                         (b)                  8,000,000          7,984,862
    Siemens Capital Co. LLC
       5.22%, due 3/21/07                                             14,300,000         14,200,472
    South Carolina Electric & Gas
       5.28%, due 2/23/07                                             10,000,000          9,967,733
       5.28%, due 3/9/07                                               5,000,000          4,973,600
       5.30%, due 3/9/07                                               3,962,000          3,941,001
       5.31%, due 2/9/07                                               1,200,000          1,198,584
    Southern Co. Funding Corp.
       5.24%, due 2/1/07                          (b)                 10,000,000         10,000,000

    Stanley Works (The)
       5.22%, due 2/28/07                         (b)                 10,000,000          9,960,850
       5.24%, due 2/27/07                         (b)                  5,000,000          4,981,078
    Three Pillars Funding Corp.
       5.26%, due 2/20/07                         (b)                 10,000,000          9,972,239
    Three Rivers Funding Corp.
       5.265%, due 2/16/07                        (b)                 10,000,000          9,978,062
    UBS Finance Delaware LLC
       5.18%, due 7/9/07                                               5,000,000          4,886,328
       5.185%, due 6/5/07                                              5,000,000          4,910,703
    Variable Funding Capital Corp.
       5.24%, due 3/12/07                         (b)                 10,000,000          9,943,233
    Vulcan Materials Co.
       5.21%, due 3/5/07                          (b)                  7,825,000          7,788,762
       5.215%, due 2/8/07                         (b)                 10,000,000          9,989,860
    Windmill Funding Corp.
       5.20%, due 3/2/07                          (b)                 10,000,000          9,958,111
       5.25%, due 2/6/07                          (b)                  4,089,000          4,086,018
    Wm. Wrigley Jr. Co.
       5.25%, due 2/2/07                          (b)                  5,265,000          5,264,232
       5.25%, due 3/2/07                          (b)                 10,000,000          9,957,708
    World Omni Leasing, Inc.
       5.27%, due 2/26/07                         (b)                 10,000,000          9,963,403
                                                                                   ----------------
                                                                                        506,713,587
                                                                                   ----------------
    CORPORATE BONDS (4.4%)
    Berkshire Hathaway Finance Corp.
       3.40%, due 7/2/07                                               1,850,000          1,834,878
       5.41%, due 1/11/08                         (a)                  5,000,000          5,004,214
    Campbell Soup Co.
       5.50%, due 3/15/07                                              3,195,000          3,195,721
    Merrill Lynch & Co., Inc.
       5.363%, due 5/29/07                        (a)                  5,000,000          4,999,886
    Norfolk Southern Corp.
       7.35%, due 5/15/07                                              3,000,000          3,013,939
    SunTrust Banks, Inc.
       5.44%, due 10/15/07                        (a)                  5,000,000          5,003,742
    TIAA Global Markets
       4.125%, due 11/15/07                       (b)                  3,600,000          3,567,532
                                                                                   ----------------
                                                                                         26,619,912
                                                                                   ----------------
    MEDIUM-TERM NOTES (3.5%)
    Caterpillar Financial Services Corp.
       Series F
       5.37%, due 7/27/07                         (a)                  5,000,000          5,000,525
    CIT Group, Inc.
       5.595%, due 9/20/07                        (a)                  5,000,000          5,007,754
    International Business Machines Corp.
       5.363%, due 6/28/07                        (a)                  8,000,000          8,001,112
    Pan American Energy LLC
       6.75%, due 2/1/07                                               3,000,000          2,999,936
                                                                                   ----------------
                                                                                         21,009,327
                                                                                   ----------------

    REPURCHASE AGREEMENT (1.1%)
    Deutsche Bank Securities 5.22%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $6,840,992
       (Collateralized by a U.S. Treasury
       Obligation, with a rate of 6.875%
       and a maturity date of 8/15/25,
       with a Principal Amount of
       $6,840,024 and a Market Value of $6,975,824)                        6,840,000          6,840,000
                                                                                       ----------------
    Total Short-Term Investments
       (Amortized Cost $608,264,645)                  (c)                      100.4%       608,264,645
    Liabilities in Excess of
       Cash and Other Assets                                                    (0.4)        (2,136,344)
                                                                     ---------------   ----------------
    Net Assets                                                                 100.0%  $    606,128,301
                                                                     ===============   ================

+    Percentages indicated are based on Fund net assets.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    AFFILIATED INVESTMENT COMPANIES (99.4%)       +

    EQUITY FUNDS (40.1%)
    MainStay Common Stock Fund Class I                                   462,458   $      6,923,002
    MainStay Growth Equity Fund Class I           (a)                    274,017          3,107,354
    MainStay ICAP Equity Fund Class I                                      5,698            258,922
    MainStay ICAP International Fund Class I                              46,284          1,835,641
    MainStay ICAP Select Equity Fund Class I                             120,207          5,047,495
    MainStay International Equity Fund Class I                           109,418          1,831,662
    MainStay Large Cap Growth Fund Class I                             1,200,356          7,358,183
    MainStay S&P 500 Index Fund Class I                                   77,737          2,577,764
    MainStay Small Cap Opportunity Fund Class I                           12,276            258,170
    MainStay Value Fund Class I                                           11,828            258,324
                                                                                   ----------------
                                                                                         29,456,517
                                                                                   ----------------
    FIXED INCOME FUNDS (59.3%)
    MainStay Floating Rate Fund Class I                                  548,314          5,455,727
    MainStay High Yield Corporate Bond Fund
       Class I                                                           831,666          5,422,460
    MainStay Indexed Bond Fund Class I            (a)                  2,619,993         27,798,130
    MainStay Intermediate Term Bond Fund
       Class I                                                           504,638          4,894,988
                                                                                   ----------------
                                                                                         43,571,305
                                                                                   ----------------
    Total Affiliated Investment Companies
       (Cost $70,877,152)                         (b)                       99.4%        73,027,822(c)
    Cash and Other Assets,
       Less Liabilities                                                      0.6            405,900
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $     73,433,722
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $70,911,431.

(c) At January 31, 2007 net unrealized appreciation was $2,116,391 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,467,103 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $350,712.

MAINSTAY FLOATING RATE FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM INVESTMENTS (94.3%)                 +

    CORPORATE BONDS (0.4%)

    CONTAINERS, PACKAGING & GLASS (0.1%)
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                        (a)            $     1,500,000   $      1,548,750
                                                                                   ----------------
    TELECOMMUNICATIONS (0.3%)
    Qwest Corp.
       8.61%, due 6/15/13                         (b)                  3,000,000          3,270,000
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $4,506,260)                                                                  4,818,750
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN CORPORATE BOND (0.1%)

    TELECOMMUNICATIONS (0.1%)
    Intelsat Subsidiary Holding Co., Ltd.
       10.25%, due 1/15/12                        (b)                  1,000,000          1,010,000
                                                                                   ----------------
    Total Foreign Corporate Bond
       (Cost $1,000,000)                                                                  1,010,000
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FLOATING RATE LOANS (89.7%)                   (c)

    AEROSPACE & DEFENSE (2.0%)
    Axletech International Holdings, Inc.
       Tranche B Term Loan
       7.61%, due 10/19/12                                             1,914,286          1,920,666
       2nd Lien Term Loan
       11.86%, due 4/22/13                                             1,000,000          1,005,000
    Hexcel Corp.
       Tranche B Term Loan
       7.125%, due 3/1/12                                              4,498,560          4,498,560
    Spirit Aerosystems, Inc.
       Term Loan B
       7.11%, due 12/31/11                                             3,608,517          3,619,227
    Transdigm, Inc.
       Term Loan
       7.366%, due 6/23/13                                             5,500,000          5,526,125
    Vought Aircraft Industries, Inc.
       Tranche B Letter of Credit
       7.329%, due 12/22/10                                              560,000            562,800
       Term Loan
       7.88%, due 12/22/11                                             4,415,294          4,442,890
                                                                                   ----------------
                                                                                         21,575,268
                                                                                   ----------------

    AUTOMOBILE (2.6%)
    Accuride Corp.
       Term Loan
       7.375%, due 1/31/12                                             2,433,636          2,438,199
    Dayco Products LLC
       Tranche B Term Loan
       7.869%, due 6/21/11                                             2,885,500          2,888,207
    Ford Motor Co.
       Term Loan B
       8.36%, due 12/16/13                                             5,500,000          5,567,221
    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       8.14%, due 4/30/10                                              4,250,000          4,293,384
    HLI Operating Co., Inc.
       Term Loan B
       8.823%, due 6/3/09                                              1,534,694          1,545,437
    Key Automotive Group
       Term Loan B
       8.836%, due 6/29/10                                             2,809,962          2,845,087
       Term Loan C
       11.588%, due 6/29/11                                            1,357,000          1,377,355
    Plastech Engineered Products, Inc.
       2nd Lien Term Loan
       12.86%, due 3/31/11                                             1,000,000            977,500
    TRW Automotive, Inc.
       Tranche E Term Loan
       6.875%, due 10/31/10                                            1,960,000          1,959,183
       Tranche B2 Term Loan
       6.875%, due 6/30/12                                             1,980,000          1,975,050
       Tranche B Term Loan
       6.938%, due 6/30/12                                             1,960,000          1,957,244
    United Components, Inc.
       Term Loan D
       7.63%, due 6/29/12                                                778,679            781,599
                                                                                   ----------------
                                                                                         28,605,466
                                                                                   ----------------
    BEVERAGE, FOOD & TOBACCO (4.6%)
    American Seafoods Group LLC
       Term Loan A
       7.114%, due 9/30/11                                             2,969,392          2,958,257
       Tranche B1 Term Loan
       7.114%, due 9/28/12                                               322,360            323,972
       Tranche B2 Term Loan
       7.114%, due 9/28/12                                               176,719            176,498
    BF Bolthouse Holdco LLC
       1st Lien Term Loan
       7.625%, due 12/17/12                                            1,633,500          1,637,584
       2nd Lien Term Loan
       10.864%, due 12/16/13                                             330,000            333,300
    Chiquita Brands LLC
       Term Loan B
       8.375%, due 6/28/12                                               730,218            729,305
       Term Loan C
       8.375%, due 6/28/12                                             3,964,836          4,019,353
    Commonwealth Brands, Inc.
       New Term Loan

       7.625%, due 12/22/12                                            6,861,064          6,929,675
    Constellation Brands, Inc.
       New Term Loan B
       6.875%, due 6/5/13                                              5,833,333          5,864,932
    Culligan International Co.
       Term Loan
       7.07%, due 9/30/11                                              4,430,015          4,434,171
    Del Monte Corp.
       Term Loan B
       6.84%, due 2/8/12                                               2,977,500          2,981,222
    Dole Food Co., Inc.
       Credit Link Deposit
       5.23%, due 4/12/13                                                651,163            649,047
       Tranche C Term Loan
       7.46%, due 4/12/13                                              4,847,093          4,831,340
       Tranche B Term Loan
       7.546%, due 4/12/13                                             1,454,128          1,449,402
    Michael Foods, Inc.
       Term Loan B1
       7.35%, due 11/21/10                                             2,178,281          2,184,636
    Nellson Nutraceutical, Inc.
       1st Lien Term Loan
       8.35%, due 10/4/09                         (d)                    911,541            886,473
    OSI Group LLC
       Dutch Term Loan
       7.364%, due 9/2/11                                              1,086,111          1,085,432
       German Term Loan
       7.364%, due 9/2/11                                                868,889            868,346
       U.S. Term Loan
       7.364%, due 9/2/11                                              1,955,000          1,953,778
    Reddy Ice Group, Inc.
       Term Loan
       7.11%, due 8/12/12                                              5,500,000          5,496,562
                                                                                   ----------------
                                                                                         49,793,285
                                                                                   ----------------
    BROADCASTING & ENTERTAINMENT (6.7%)
    Atlantic Broadband Finance LLC
       Term Loan B
       8.10%, due 9/1/11                                               2,977,506          3,018,446
    Bragg Communications, Inc.
       Term Loan B
       7.12%, due 8/31/11                                              2,932,500          2,938,013
*   Charter Communications Operating LLC
       Replacement Term Loan
       7.985%, due 4/28/13                                             9,023,000          9,099,028
    CSC Holdings, Inc.
       Incremental Term Loan
       7.113%, due 3/29/13                                             6,947,500          6,964,292
    DirectTV Holdings LLC
       Term Loan B
       6.82%, due 4/13/13                                              4,300,588          4,313,296
    Emmis Operating Co.
       Term Loan B
       7.32%, due 11/1/13                                              1,286,000          1,293,937
    Entravision Communications Corp.
       Term Loan

       6.86%, due 3/29/13                                              4,442,399          4,446,100
    Gray Television, Inc.
       Incremental Term Loan
       6.85%, due 11/22/12                                               495,000            494,293
       Term Loan B
       6.85%, due 11/22/12                                             3,933,317          3,927,697
*   Insight Midwest Holdings LLC
       Initial Term Loan
       7.61%, due 4/7/14                                               8,749,083          8,814,701
    Mediacom Broadband Group (FKA MCC Iowa)
       Tranche D1 Term Loan
       7.175%, due 1/31/15                                             3,939,603          3,932,216
       Tranche A Term Loan
       7.37%, due 3/31/10                                              2,311,224          2,286,187
    Nexstar Broadcasting, Inc.
       Mission Term Loan B
       7.114%, due 10/1/12                                             3,362,785          3,355,431
       Nexstar Term Loan B
       7.114%, due 10/1/12                                             3,186,528          3,179,559
    Olympus Cable Holdings LLC
       Term Loan B
       10.25%, due 9/30/10                                             3,000,000          2,919,375
    Raycom TV Broadcasting, Inc.
       Tranche B Term Loan
       6.875%, due 8/28/13                                             3,958,462          3,938,669
    UPC Broadband Holding B.V.
       Term Loan J2
       7.37%, due 3/31/13                                              4,000,000          4,011,820
       Term Loan K2
       7.37%, due 12/31/13                                             4,000,000          4,011,820
                                                                                   ----------------
                                                                                         72,944,880
                                                                                   ----------------
    BUILDINGS & REAL ESTATE (3.1%)
    Armstrong World Industries, Inc.
       Term Loan
       7.07%, due 10/2/13                                              4,987,500          5,001,216
*   CB Richard Ellis Services, Inc.
       Term Loan B
       6.855%, due 12/20/13                                            8,000,000          8,020,000
    Gables GP, Inc.
       Term Loan
       7.07%, due 3/30/07                                                134,211            134,311
    General Growth Properties, Inc.
       Tranche A1 Term Loan
       6.57%, due 2/24/10                                              7,250,000          7,220,869
    LNR Property Corp.
       Initial Tranche B Term Loan
       8.12%, due 7/12/11                                              2,171,807          2,181,890
    Macerich Partnership, L.P.
       Term Loan
       6.875%, due 4/26/10                                             5,000,000          4,997,915
    Stile Acquisition Corp.
       Canadian Term Loan
       7.38%, due 4/6/13                                               2,952,927          2,936,778
       U.S. Term Loan
       7.38%, due 4/6/13                                               2,969,865          2,953,623
                                                                                   ----------------
                                                                                         33,446,602
                                                                                   ----------------

    CARGO TRANSPORT (1.6%)
    Horizon Lines LLC
       Tranche C Term Loan
       7.62%, due 7/7/11                                               3,563,382          3,574,518
    Oshkosh Truck Corp.
       Term Loan B
       7.35%, due 12/6/13                                              7,000,000          7,036,876
    Pacer International, Inc.
       Term Loan
       6.916%, due 6/10/10                                             1,041,176          1,035,971
    RailAmerica, Inc.
       Canadian Term Loan
       7.375%, due 9/29/11                                               378,440            378,913
       U.S. Term Loan
       7.375%, due 9/29/11                                             4,121,139          4,126,290
    SIRVA Worldwide, Inc.
       Term Loan
       11.603%, due 12/1/10                                            1,484,069          1,400,961
                                                                                   ----------------
                                                                                         17,553,529
                                                                                   ----------------
    CHEMICALS, PLASTICS & RUBBER (7.5%)
    Basell AF S.A.R.L
       Facility B2 U.S.
       7.595%, due 8/1/13                                              1,261,207          1,272,637
       Facility B4 U.S.
       7.595%, due 8/1/13                                                252,241            254,527
       Facility C2 U.S.
       8.345%, due 8/1/14                                              1,261,207          1,273,031
       Facility C4 U.S.
       8.345%, due 8/1/14                                                252,241            254,606
    Celanese AG
       Credit Link Deposit
       5.32%, due 4/6/09                                               2,000,000          2,018,334
       Dollar Term Loan
       7.114%, due 4/6/11                                              6,478,331          6,511,733
    Gentek, Inc.
       1st Lien Term Loan
       7.354%, due 2/28/11                                             5,773,695          5,774,595
    Hercules, Inc.
       Term Loan B
       6.82%, due 10/8/10                                              4,290,883          4,291,956
    Hexion Specialty Chemicals, Inc.
       Term Loan C1
       7.875%, due 5/5/13                                              5,722,015          5,740,251
       Term Loan C2
       7.875%, due 5/5/13                                              1,242,985          1,246,946
    Huntsman International LLC
       Term B Dollar Facility
       7.07%, due 8/16/12                                              6,232,559          6,262,943
    INEOS Group Holdings, Ltd.
       Tranche A4 Term Loan
       7.611%, due 12/17/12                                            3,150,000          3,163,387
       Tranche B2 Term Loan
       7.611%, due 12/16/13                                            1,980,000          2,001,863
       Tranche C2 Term Loan

       8.111%, due 12/16/14                                            1,980,000          2,001,863
    ISP Chemco, Inc.
       Term Loan
       7.375%, due 2/15/13                                             4,962,500          4,996,617
    Kraton Polymers LLC
       Term Loan
       7.375%, due 5/13/13                                             1,083,449          1,090,221
    Lyondell Chemical Co.
       Term Loan
       7.121%, due 8/16/13                                             4,987,500          5,021,445
    Mosaic Co. (The)
       New Term Loan B
       7.113%, due 12/1/13                                             7,000,000          7,058,331
    Nalco Co.
       Term Loan B
       7.106%, due 11/4/10                                             4,843,639          4,871,815
    Polymer Group, Inc.
       Term Loan
       7.613%, due 11/22/12                                            4,459,962          4,457,175
*   Rockwood Specialties Group, Inc.
       Tranche E Term Loan
       7.36%, due 7/30/12                                              7,874,722          7,920,490
    Texas Petrochemicals, L.P.
       Letter of Credit
       5.374%, due 12/29/08                                              875,470            883,130
       Term Loan B
       7.938%, due 6/27/13                                             2,613,293          2,636,160
                                                                                   ----------------
                                                                                         81,004,056
                                                                                   ----------------
    CONTAINERS, PACKAGING & GLASS (3.5%)
    Altivity Packaging LLC
       Delayed Draw 1st Lien Term Loan
       7.60%, due 6/30/13                                              1,117,114          1,128,564
       1st Lien Term Loan
       7.603%, due 6/30/13                                             3,733,511          3,771,780
       Delayed Draw 2nd Lien
       10.32%, due 12/30/13                                              393,939            400,045
       2nd Lien Term Loan
       10.326%, due 12/30/13                                           1,231,061          1,250,142
    Berry Plastics Corp.
       Term Loan B
       7.11%, due 9/20/13                         (a)                  2,892,750          2,904,500
    Covalence Specialty Materials Corp.
       Term Loan C
       7.375%, due 5/20/13                                             2,899,714          2,885,216
       2nd Lien Term Loan
       8.625%, due 8/16/13                                             2,000,000          1,991,250
    Crown Americas LLC
       Term B Dollar Loan
       7.124%, due 11/15/12                                            3,960,000          3,967,920
       Term Loan B1
       7.124%, due 11/15/12                                            1,980,000          1,983,960
    Graham Packaging Holdings Co.
       Term Loan B
       7.625%, due 10/7/11                                             5,390,000          5,433,314
       Incremental Term Loan B

       7.687%, due 10/7/11                                               992,405          1,000,380
       2nd Lien Term Loan
       9.625%, due 4/7/12                                                714,286            720,893
    Graphic Packaging International, Inc.
       Term Loan C
       7.861%, due 8/8/10                                              5,695,516          5,753,360
    Smurfit-Stone Container Enterprises, Inc.
       Deposit Fund Commitment
       4.729%, due 11/1/10                                               770,105            776,932
       Tranche B Term Loan
       7.625%, due 11/1/11                                             2,261,982          2,282,032
       Tranche C Term Loan
       7.625%, due 11/1/11                                               875,315            882,377
       Tranche C1 Term Loan
       7.625%, due 11/1/11                                               588,936            593,688
                                                                                   ----------------
                                                                                         37,726,353
                                                                                   ----------------
    DIVERSIFIED NATURAL RESOURCES, PRECIOUS
       METALS & MINERALS (1.2%)
    Appleton Papers, Inc.
       Term Loan
       7.625%, due 6/11/10                                             2,346,397          2,358,129
    Boise Cascade LLC
       Term Loan D
       7.108%, due 10/28/11                                              843,679            847,370
    Georgia-Pacific Corp.
       New Term Loan B
       7.114%, due 12/20/12                                            3,000,000          3,015,468
       Term Loan B
       7.355%, due 12/20/12                                            6,608,418          6,664,867
                                                                                   ----------------
                                                                                         12,885,834
                                                                                   ----------------
    DIVERSIFIED/CONGLOMERATE
       MANUFACTURING (2.0%)
    Aearo Technologies, Inc.
       1st Lien Term Loan
       7.864%, due 3/22/13                                             1,985,000          1,999,060
       2nd Lien Term Loan
       11.864%, due 9/24/13                                            1,500,000          1,516,875
    EnerSys Capital, Inc.
       Term Loan
       7.371%, due 3/17/11                                             3,880,102          3,899,503
    Invensys International Holdings, Ltd.
       Tranche A Term Loan
       7.36%, due 1/15/11                                              3,501,366          3,523,250
       Term A Bonding
       7.62%, due 12/15/10                                             2,248,634          2,262,688
    Mueller Group, Inc.
       Term Loan B
       7.363%, due 10/3/12                                             4,192,000          4,214,273
    Polypore, Inc.
       Term Loan
       8.32%, due 11/12/11                                             2,379,844          2,391,743
    Walter Industries, Inc.
       Term Loan
       7.106%, due 10/3/12                                             1,962,249          1,969,117
                                                                                   ----------------
                                                                                         21,776,509
                                                                                   ----------------

    DIVERSIFIED/CONGLOMERATE SERVICE (3.4%)
    Affiliated Computer Services, Inc.
       Term Loan B
       7.345%, due 3/20/13                                               994,975          1,001,262
       First Securities Repurchase Increase
       7.36%, due 3/20/13                                              4,975,000          5,009,203
    American Reprographics Co. LLC
       Term Loan C
       7.119%, due 6/18/09                                             2,679,247          2,675,898
    Coinmach Corp.
       Term Loan B1
       7.875%, due 12/19/12                                            4,481,842          4,518,257
    Dealer Computer Services, Inc.
       1st Lien Term Loan
       7.845%, due 10/26/12                                            6,733,125          6,784,829
       2nd Lien Term Loan
       10.845%, due 10/26/13                                             750,000            762,656
    Language Line LLC
       Term Loan B1
       8.60%, due 6/10/11                                              2,073,961          2,091,461
*   Sungard Data Systems, Inc.
       Term Loan
       7.875%, due 2/11/13                                             8,393,590          8,466,380
    Telcordia Technologies, Inc.
       Term Loan
       8.12%, due 9/15/12                                              2,617,311          2,587,049
    VeriFone, Inc.
       Term Loan B
       7.116%, due 10/31/13                                            3,000,000          3,007,500
                                                                                   ----------------
                                                                                         36,904,495
                                                                                   ----------------
    ECOLOGICAL (1.9%)
    Allied Waste Industries, Inc.
       Tranche A Credit-Linked Deposit
       5.334%, due 1/15/12                                             1,890,862          1,900,120
       Term Loan B
       7.161%, due 1/15/12                                             5,896,063          5,918,662
    Duratek, Inc.
       Term Loan B
       7.63%, due 6/7/13                                               1,193,695          1,201,902
    EnergySolutions LLC
       Synthetic Letter of Credit
       7.57%, due 6/7/13                                                 125,786            126,651
       Term Loan
       7.63%, due 6/7/13                                               2,636,077          2,654,200
    IESI Corp.
       Term Loan
       7.112%, due 1/20/12                                             4,000,000          4,007,500
    Synagro Technologies, Inc.
       Delay Draw Term Loan
       7.626%, due 6/21/12                                               285,714            285,714
       Term Loan B
       7.626%, due 6/21/12                                             1,714,286          1,714,286
    Wastequip, Inc.
       Delayed Draw Term Loan
       9.25%, due 7/15/11                                                 33,333             33,167
       Tranche B Term Loan

       9.25%, due 7/15/11                                              2,184,546          2,173,624
       2nd Lien Term Loan
       12.50%, due 7/13/12                                             1,000,000          1,005,000
                                                                                   ----------------
                                                                                         21,020,826
                                                                                   ----------------
    ELECTRONICS (1.5%)
    Advanced Micro Devices, Inc.
       Tranche B1 Term Loan
       7.62%, due 12/31/13                                             3,545,976          3,575,191
    Freescale Semiconductor, Inc.
       Term Loan B
       7.369%, due 11/29/13                                            3,000,000          3,018,750
    Sanmina-SCI Corp.
       Term Loan B
       7.875%, due 1/31/08                                             3,000,000          3,009,000
    Sensata Technologies Finance Co. LLC
       Term Loan
       7.11%, due 4/26/13                                              6,467,500          6,446,080
                                                                                   ----------------
                                                                                         16,049,021
                                                                                   ----------------
    FINANCE (2.0%)
    Brand Services, Inc.
       Term Loan
       9.50%, due 1/16/12                                              1,967,538          1,968,768
    Hertz Corp., (The)
       Letter of Credit
       5.365%, due 12/21/12                                              388,889            391,335
       Tranche B Term Loan
       7.347%, due 12/21/12                                            7,062,078          7,106,491
    Rental Services Corp.
       1st Lien Term Loan
       7.11%, due 11/30/12                                             5,236,875          5,253,240
       2nd Lien Term Loan
       8.857%, due 12/2/13                                             3,000,000          3,050,625
    United Rentals, Inc.
       Tranche B Credit-Linked Deposit
       5.322%, due 2/14/11                                               987,758            996,607
       Initial Term Loan
       7.32%, due 2/14/11                                              2,647,320          2,671,034
                                                                                   ----------------
                                                                                         21,438,100
                                                                                   ----------------
    GROCERY (1.6%)
    BI-LO LLC
       Term Loan
       9.339%, due 6/30/11                                             3,043,478          3,056,160
    Giant Eagle, Inc.
       Term Loan
       6.862%, due 11/7/12                                             5,643,000          5,653,581
    Roundy's Supermarkets, Inc.
       Tranche B Term Loan
       8.119%, due 11/3/11                                             2,970,000          2,993,017
    SUPERVALU, Inc.
       Term Loan B
       7.10%, due 6/1/12                                               5,959,975          5,983,666
                                                                                   ----------------
                                                                                         17,686,424
                                                                                   ----------------
    HEALTHCARE, EDUCATION & CHILDCARE (9.5%)
    Accellent, Inc.
       Term Loan

       7.37%, due 11/22/12                                             2,722,500          2,717,962
    AGA Medical Corp.
       Tranche B Term Loan
       7.37%, due 4/28/13                                              4,580,523          4,577,660
    Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.875%, due 12/29/11                                            5,603,307          5,621,517
    AMR HoldCo., Inc./Emcare Holdco., Inc.
       Term Loan
       7.381%, due 2/10/12                                             3,235,317          3,243,405
    Aveta Holdings LLC
       New Term Loan Namm
       7.60%, due 8/22/11                                                151,511            151,133
       Term Loan MMM
       7.60%, due 8/22/11                                              1,160,320          1,158,869
       Term Loan Namm
       7.60%, due 8/22/11                                                273,016            272,675
       Term Loan PHMC
       7.60%, due 8/22/11                                                950,909            948,531
       Term Loan PHMC Namm
       7.60%, due 8/22/11                                                 26,414             26,348
    Chattem, Inc.
       Term Loan B
       7.274%, due 1/2/13                                              2,000,000          2,008,750
    Community Health Systems, Inc.
       Incremental Term Loan
       7.11%, due 2/29/12                                                498,750            499,373
       Term Loan
*      7.12%, due 8/19/11                                              8,864,468          8,875,549
    Concentra Operating Corp.
       Term Loan
       7.377%, due 9/30/11                                             5,769,610          5,784,034
    DaVita, Inc.
       Term Loan B
       7.404%, due 10/5/12                                             6,211,681          6,254,125
    Fresenius Medical Care Holdings, Inc.
       Term Loan
       6.74%, due 3/31/13                                              4,957,525          4,940,655
    Gentiva Health Services, Inc.
       Term Loan B
       7.607%, due 3/31/13                                             2,772,973          2,776,439
    HCA, Inc.
       Term Loan A
       7.864%, due 11/16/12                                            4,000,000          4,025,000
       Term Loan B
       8.114%, due 11/18/13                                            3,000,000          3,026,700
    HealthSouth Corp.
       Term Loan B
       8.61%, due 3/10/13                                              7,180,355          7,245,431
    LifePoint Hospitals, Inc.
       Term Loan B
       6.945%, due 4/15/12                                             6,083,442          6,068,233
    Quintiles Transnational Corp.
       Term Loan B
       7.36%, due 3/31/13                                              1,488,750          1,488,285

       2nd Lien Term Loan C
       9.36%, due 3/31/14                                                500,000            505,416
    Rural/Metro Operating Co. LLC
       Letter of Credit Facility Deposits
       5.17%, due 3/4/11                                                 411,765            414,338
       Term Loan B1
       7.611%, due 3/4/11                                              1,176,471          1,183,824
    Select Medical Corp.
       Term Loan B
       7.113%, due 2/24/12                                             5,401,281          5,381,642
    Sunrise Medical Holdings, Inc.
       Term Loan B1
       8.875%, due 5/13/10                                             2,694,167          2,680,696
    U.S. Oncology, Inc.
       Term Loan B
       7.624%, due 8/20/11                                             5,903,599          5,922,048
    Vanguard Health Holding Co. LLC
       Replacement Term Loan
       7.614%, due 9/23/11                                             6,858,633          6,907,213
    VWR International, Inc.
       Term Loan B
       7.61%, due 4/7/11                                               3,901,404          3,908,719
    Warner Chilcott Corp.
       Dovonex Delayed Draw Term Loan
       7.614%, due 1/18/12                                               519,479            520,908
       Tranche C Term Loan
       7.614%, due 1/18/12                                               649,070            651,736
       Tranche B Term Loan
       7.617%, due 1/18/12                                             2,364,127          2,373,837
                                                                                   ----------------
                                                                                        102,161,051
                                                                                   ----------------
    HOME & OFFICE FURNISHINGS, HOUSEWARES, &
       DURABLE CONSUMER PRODUCTS (1.6%)
    Berkline/Benchcraft Holdings LLC
       1st Lien Term Loan
       13.00%, due 11/3/11                        (e)                  2,947,273          1,915,727
       2nd Lien Term Loan
       14.99%, due 5/3/12                         (d)(e)                 757,635             75,763
    Jarden Corp.
       Term Loan B2
       7.114%, due 1/24/12                                               466,145            466,339
       Term Loan B1
       7.364%, due 1/24/12                                             4,430,403          4,435,941
    National Bedding Co. LLC
       1st Lien Term Loan
       7.365%, due 8/31/11                                             2,955,000          2,963,865
       2nd Lien Term Loan
       10.36%, due 8/31/12                                             1,000,000          1,011,250
    Sealy Mattress Co.
       Term Loan E
       6.847%, due 8/25/12                                             1,642,857          1,640,804
    Simmons Co.
       Tranche D Term Loan
       7.41%, due 12/19/11                                             4,531,867          4,565,856
                                                                                   ----------------
                                                                                         17,075,545
                                                                                   ----------------

    HOTELS, MOTELS, INNS & GAMING (1.6%)
    Boyd Gaming Corp.
       Term Loan
       6.864%, due 6/30/11                                             3,407,613          3,409,317
*   Penn National Gaming, Inc.
       Term Loan B
       7.12%, due 10/3/12                                              7,914,924          7,960,435
    Venetian Casino Resort LLC/Las Vegas
       Sands, Inc.
       Delayed Draw Term Loan B
       7.12%, due 6/15/11                                              1,025,641          1,032,248
       Term Loan B
       7.12%, due 6/15/11                                              4,974,359          5,006,404
                                                                                   ----------------
                                                                                         17,408,404
                                                                                   ----------------
    INSURANCE (0.4%)
    USI Holdings Corp.
       Tranche B Term Loan
       7.61%, due 3/24/11                                              3,987,998          3,987,998
                                                                                   ----------------
    LEISURE, AMUSEMENT, MOTION PICTURES,
    ENTERTAINMENT (4.7%)
    Affinity Group, Inc.
       Term Loan
       7.82%, due 6/24/09                                              2,596,668          2,599,914
    AMC Entertainment, Inc.
       Term Loan
       7.445%, due 1/26/13                                             4,455,000          4,494,213
    Bombardier Recreational Products, Inc.
       Term Loan
       7.886%, due 6/28/13                                             4,556,962          4,579,747
    Cedar Fair, L.P.
       U.S. Term Loan
       7.82%, due 8/30/12                                              4,975,000          5,021,019
    Easton-Bell Sports, Inc.
       Tranche B Term Loan
       7.071%, due 3/16/12                                             5,957,487          5,959,972
    Metro-Goldwyn-Mayer Studios, Inc.
       Tranche B Term Loan
       8.614%, due 4/8/12                                              4,827,679          4,834,467
    Regal Cinemas Corp.
       Term Loan
       7.114%, due 10/27/13                                            4,514,793          4,520,035
    Six Flags Theme Parks, Inc.
       Tranche B1 Term Loan
       8.614%, due 6/30/09                                             5,260,886          5,314,315
    Universal City Development Partners, Ltd.
       Term Loan
       7.368%, due 6/9/11                                              3,729,792          3,741,447
    Wimar Opco LLC
       Term Loan B
       7.86%, due 1/3/12                                               5,000,000          5,057,640
    WMG Acquisition Corp.
       Term Loan
       7.37%, due 2/28/11                                              4,871,545          4,894,076
                                                                                   ----------------
                                                                                         51,016,845
                                                                                   ----------------
    MACHINERY (1.7%)
    Coinstar, Inc.

       Term Loan
       7.36%, due 7/7/11                                               1,121,714          1,125,921
    Colfax Corp.
       New Term Loan B
       7.625%, due 11/30/11                                            1,492,445          1,501,773
    Flowserve Corp.
       Term Loan B
       6.875%, due 8/10/12                                             5,359,073          5,355,723
    Generac CCMP Acquisition Corp.
       Term Loan B
       7.86%, due 11/11/13                                             3,000,000          3,007,500
    Gleason Corp.
       1st Lien Term Loan
       7.875%, due 6/30/13                                             1,480,392          1,489,645
       2nd Lien Term Loan
       10.875%, due 12/30/13                                             882,353            891,728
    RBS Global, Inc.
       Term Loan B
       7.875%, due 7/19/13                                             4,836,066          4,846,139
                                                                                   ----------------
                                                                                         18,218,429
                                                                                   ----------------
    MINING, STEEL, IRON & NON-PRECIOUS
       METALS (1.6%)
    Aleris International, Inc.
       New Term Loan B
       7.75%, due 12/21/11                                             3,495,500          3,526,086
    Magnum Coal Co.
       Funded Letter of Credit
       8.57%, due 3/21/13                                                390,764            390,276
       Term Loan
       8.62%, due 3/21/13                                              3,876,744          3,871,898
    Novelis Corp.
       U.S. Term Loan B1
       7.62%, due 1/9/12                                               3,584,558          3,589,680
    Novelis, Inc.
       Canadian Term Loan B2
       7.62%, due 1/9/12                                               2,063,837          2,066,786
    Tube City IMS Corp.
       Term Loan
       9.50%, due 1/25/14                                              4,000,000          4,023,332
                                                                                   ----------------
                                                                                         17,468,058
                                                                                   ----------------
    OIL & GAS (2.6%)
    Babcock & Wilcox Co. (The)
       Synthetic Letter of Credit
       8.114%, due 2/22/12                                             2,500,000          2,509,375
    Dresser Rand Group, Inc.
       Term Loan B1
       7.32%, due 10/29/11                                               280,195            281,806
    Dresser, Inc.
       Term  B1 Loan
       8.125%, due 10/31/13                                            4,618,761          4,653,401
    Energy Transfer Co., L.P.
       Term Loan B
       7.095%, due 11/1/12                                             7,000,000          7,051,247
    EPCO Holdings, Inc.
       Term Loan A

       7.118%, due 8/18/08                                             1,687,663          1,688,718
       Institutional Term Loan C
       7.36%, due 8/18/10                                              1,960,310          1,972,211
    Regency Gas Services LLC
       Term Loan B
       7.86%, due 8/15/13                                                 83,333             83,620
    Targa Resources, Inc.
       Term Loan
       7.613%, due 10/31/12                                            4,781,450          4,809,092
       Synthetic Letter of Credit
       7.617%, due 10/31/12                                            1,162,074          1,168,792
    Vulcan Energy Corp.
       Term Loan B
       6.871%, due 8/12/11                                             4,000,000          4,000,000
                                                                                   ----------------
                                                                                         28,218,262
                                                                                   ----------------
    PERSONAL & NONDURABLE CONSUMER
       PRODUCTS (2.4%)
    ACCO Brands Corp.
       U.S. Term Loan
       7.094%, due 8/17/12                                             2,535,949          2,547,044
    Hillman Companies, Inc.
       Term Loan B
       8.50%, due 3/31/11                                              1,979,873          1,992,247
    JohnsonDiversey, Inc.
       New Term Loan B
       7.87%, due 12/16/11                                             3,925,910          3,956,583
    Mega Bloks, Inc.
       Term Loan B
       7.149%, due 7/26/12                                             3,217,337          3,217,337
    Solo Cup Co.
       Term Loan B1
       8.82%, due 2/27/11                                              4,601,618          4,669,206
    Spectrum Brands, Inc.
       Term Loan
       8.605%, due 2/6/12                                              3,969,174          3,980,514
    Visant Corp.
       Term Loan C
       7.372%, due 12/21/11                                            5,584,523          5,605,465
                                                                                   ----------------
                                                                                         25,968,396
                                                                                   ----------------
    PERSONAL TRANSPORTATION (0.6%)
    United Airlines, Inc.
       Tranche B Term Loan
       9.12%, due 2/1/12                                               5,223,750          5,235,874
       Delayed Draw Term Loan
       11.00%, due 2/1/12                                                746,250            747,982
                                                                                   ----------------
                                                                                          5,983,856
                                                                                   ----------------
    PERSONAL, FOOD & MISCELLANEOUS
       SERVICES (0.4%)
    Aramark Corp.
       Synthetic Letter of Credit
       5.17%, due 1/26/14                                                131,683            133,082
       Term Loan
       7.47%, due 1/26/14                                              3,868,317          3,909,418
                                                                                   ----------------
                                                                                          4,042,500
                                                                                   ----------------
    PRINTING & PUBLISHING (4.6%)
    Dex Media East LLC

       Term Loan B
       6.868%, due 5/8/09                                              4,537,683          4,532,011
    Dex Media West LLC
       Tranche B2 Term Loan
       6.861%, due 3/9/10                                              2,456,360          2,454,407
       Tranche B1 Term Loan
       6.874%, due 3/9/10                                              1,559,756          1,559,756
    Hanley Wood LLC
       Delayed Draw Term Loan
       7.61%, due 8/1/12                                                 724,774            724,472
       Closing Date Term Loan
       7.618%, due 8/1/12                                              6,068,000          6,065,469
*   Idearc, Inc.
       Term Loan B
       7.33%, due 11/17/14                                             9,000,000          9,065,250
    Medianews Group, Inc.
       Term Loan C
       7.07%, due 8/2/13                                               2,487,500          2,489,572
    Merrill Communications LLC
       Term Loan
       7.589%, due 5/15/11                                             5,445,000          5,462,016
    New Publishing Acquisition, Inc.
       Tranche B Term Loan
       7.63%, due 8/5/12                                               4,136,132          4,143,027
    Nielsen Finance LLC
       Dollar Term Loan
       8.125%, due 8/9/13                                              4,488,750          4,522,160
    R.H. Donnelley, Inc.
       Tranche A4 Term Loan
       6.614%, due 12/31/09                                              322,060            320,622
       Tranche D2 Term Loan
       6.865%, due 6/30/11                                             4,054,402          4,047,364
       Tranche D1 Term Loan
       6.87%, due 6/30/11                                                989,899            987,762
    Riverdeep Interactive Learning USA, Inc.
       Term Loan B
       8.096%, due 12/20/13                                            3,500,000          3,532,375
                                                                                   ----------------
                                                                                         49,906,263
                                                                                   ----------------
    RETAIL STORE (3.3%)
    Eddie Bauer, Inc.
       Term Loan B
       11.50%, due 6/21/11                                             5,032,500          5,019,919
    Eye Care Centers of America, Inc.
       Term Loan B
       7.921%, due 3/1/12                                              4,239,719          4,239,719
    Jean Coutu Group (PJC), Inc. (The)
       Term Loan B
       7.875%, due 7/30/11                                             7,271,988          7,278,279
    Michaels Stores, Inc.
       Term Loan B
       8.125%, due 10/31/13                                            6,837,031          6,887,598
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.602%, due 4/6/13                                              4,927,027          4,976,874
    Petco Animal Supplies, Inc.

       Term Loan B
       8.103%, due 10/25/13                                            7,000,000          7,075,831
                                                                                   ----------------
                                                                                         35,478,220
                                                                                   ----------------
    TELECOMMUNICATIONS (2.6%)
    Centennial Cellular Operating Co. LLC
       Term Loan
       7.614%, due 2/9/11                                              5,269,123          5,304,252
    Madison River Capital LLC
       Term Loan B1
       7.61%, due 7/29/12                                              3,961,905          3,965,621
    MetroPCS Wireless, Inc.
       Term Loan B
       7.875%, due 11/4/13                                             4,987,500          5,029,360
    PanAmSat Corp.
       Term Loan B2
       7.86%, due 1/3/14                                               5,985,000          6,041,522
*   Windstream Corp.
       Tranche B Term Loan
       7.11%, due 7/17/13                                              7,500,000          7,556,250
                                                                                   ----------------
                                                                                         27,897,005
                                                                                   ----------------
    TEXTILES & LEATHER (0.9%)
    Springs Windows Fashions LLC
       Term Loan B
       8.125%, due 12/31/12                                            2,970,000          2,982,994
    St. Johns Knits International, Inc.
       Term Loan B
       9.375%, due 3/23/12                                             3,971,499          3,981,428
    William Carter Co. (The)
       Term Loan
       6.856%, due 7/14/12                                             2,288,711          2,287,997
                                                                                   ----------------
                                                                                          9,252,419
                                                                                   ----------------
    UTILITIES (6.0%)
    AES Corp.
       Term Loan
       7.125%, due 4/30/08                                             2,000,000          2,002,500
    Boston Generating LLC
       Synthetic Letter of Credit
       5.241%, due 12/20/13                                              603,448            608,226
       1st Lien Term Loan
       7.60%, due 12/20/13                                             4,727,586          4,765,014
       Revolving Credit Commitment
       7.616%, due 12/20/13                                              168,966            170,303
    Calpine Generating Co. LLC
       1st Lien Term Loan
       9.076%, due 4/1/09                                              5,000,000          5,090,970
    Cogentrix Delaware Holdings, Inc.
       Term Loan
       6.87%, due 4/14/12                                              3,631,892          3,634,162
    Coleto Creek Power, L.P.
       Synthetic Letter of Credit
       5.264%, due 6/28/13                                               350,318            350,465
       Term Loan
       8.114%, due 6/28/13                                             5,123,933          5,126,070
    Covanta Energy Corp.
       Funded Letter of Credit

       5.306%, due 6/24/12                                             2,601,626          2,609,215
       Tranche C Term Loan
       7.60%, due 6/24/12                                              1,855,008          1,860,419
    InfrastruX Group, Inc.
       Delayed Draw Term Loan
       8.231%, due 11/5/12                        (c)(f)               3,736,091          3,751,056
    KGen LLC
       Tranche A Term Loan
       9.875%, due 8/5/11                                              3,774,038          3,769,321
    LSP Gen Finance Co. LLC
       1st Lien Term Loan
       7.114%, due 5/6/13                                              5,068,750          5,075,086
       Delayed Draw 1st Lien Term Loan
       7.114%, due 5/6/13                                                218,071            218,343
       2nd Lien Term Loan
       8.864%, due 5/5/14                                              1,750,000          1,767,500
    Midwest Generation LLC
       Term Loan B
       6.848%, due 4/27/11                                             2,219,788          2,223,672
    Mirant North America LLC
       Term Loan
       7.07%, due 1/3/13                                               6,441,203          6,448,359
    NRG Energy, Inc.
       Credit Link Deposit
       7.364%, due 2/1/13                                              1,485,305          1,498,087
       Term Loan B
       7.364%, due 2/1/13                                              6,619,737          6,676,071
    Pike Electric, Inc.
       Term Loan B
       6.875%, due 7/2/12                                              1,437,011          1,435,215
       Term Loan C
       6.875%, due 12/10/12                                              545,327            544,645
    TPF Generation Holdings LLC
       Synthetic Revolver
       7.37%, due 12/16/11                                               151,015            151,905
       Term Loan B
       7.37%, due 12/15/13                                             2,567,249          2,582,377
       Synthetic Letter of Credit
       7.37%, due 12/16/13                                               481,737            484,576
       2nd Lien Term Loan C
       9.62%, due 12/15/14                                             1,600,000          1,609,600
                                                                                   ----------------
                                                                                         64,453,157
                                                                                   ----------------
    Total Floating Rate Loans
       (Cost $970,350,664)                                                              968,947,056
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT            VALUE
                                                                 ---------------   ----------------
    FOREIGN FLOATING RATE LOANS (4.1%)            (C)

    BROADCASTING & ENTERTAINMENT (0.3%)
    VTR Globalcom S.A.
       Term Loan B
       8.36%, due 9/19/14                         (e)                  3,500,000          3,497,812
                                                                                   ----------------
    CARGO TRANSPORT (0.4%)
    Laidlaw International, Inc.

       Canadian Term Loan B
       7.11%, due 7/31/13                                                997,500          1,003,734
       Term Loan B
       7.11%, due 7/31/13                                              2,992,500          3,011,203
                                                                                   ----------------
                                                                                          4,014,937
                                                                                   ----------------
    CHEMICALS, PLASTICS & RUBBER (1.4%)
    Brenntag Holding GmbH and Co.
       Acquisition Term Loan
       7.887%, due 1/20/14                                             2,208,364          2,226,307
       Term Loan B2
       7.887%, due 1/20/14                                             3,473,455          3,507,105
    Invista B.V.
       Tranche B1 Term Loan
       6.875%, due 4/29/11                                             4,098,093          4,103,215
       Tranche B2 Term Loan
       6.875%, due 4/29/11                                             2,032,465          2,035,006
    Lucite International US Finco, Ltd.
       Term Loan B1
       8.07%, due 7/8/13                          (f)                  3,315,401          3,346,483
                                                                                   ----------------
                                                                                         15,218,116
                                                                                   ----------------
    FINANCE (0.4%)
    Ashtead Group PLC
       Term Loan
       7.125%, due 8/31/11                                             4,500,000          4,500,000
                                                                                   ----------------
    PRINTING & PUBLISHING (0.7%)
*   Yell Group PLC
       Term Loan B1
       7.32%, due 10/27/12                                             8,000,000          8,060,832
                                                                                   ----------------
    RETAIL STORE (0.4%)
    Dollarama Group, L.P.
       Replacement Term Loan B
       7.36%, due 11/18/11                                             3,920,375          3,939,977
                                                                                   ----------------
    TELECOMMUNICATIONS (0.5%)
    Intelsat Subsidiary Holding Co.
       Tranche B Term Loan
       7.36%, due 7/3/13                                               4,897,838          4,949,265
                                                                                   ----------------
    Total Foreign Floating Rate Loans
       (Cost $44,045,207)                                                               44,180,939
                                                                                   ----------------
    Total Long-Term Investments
       (Cost $1,019,902,131)                                                          1,018,956,745
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (5.7%)

    COMMERCIAL PAPER (4.2%)
    General Electric Capital Corp.
       5.22%, due 2/9/07                                               5,000,000          4,994,200
    HSBC Finance Corp.
       5.21%, due 2/16/07                                              5,000,000          4,989,146
    International Lease Finance Corp.

       5.22%, due 2/2/07                                                       8,000,000          7,998,840
    New Jersey Natural Gas
       5.22%, due 2/6/07                                                       4,000,000          3,997,100
    NSTAR Electric Co.
       5.24%, due 2/12/07                                 (a)(e)               4,000,000          3,993,596
    PGA Industries
       5.21%, due 2/7/07                                                       5,000,000          4,995,658
    Siemens Capital LLC
       5.21%, due 2/21/07                                                      5,000,000          4,985,528
    UBS Finance
       5.25%, due 2/20/07                                                      5,000,000          4,986,146
    Washington Gas Light
       5.23%, due 2/1/07                                                       5,000,000          5,000,000
                                                                                           ----------------
    Total Commercial Paper
       (Cost $45,940,214)                                                                        45,940,214
                                                                                           ----------------

                                                                               PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ---------------   ----------------
    FEDERAL AGENCY (0.5%)

    THRIFTS & MORTGAGE FINANCE (0.5%)
    Federal Farm Credit Bank
       5.13%, due 2/8/07                                                          5,000,000          4,995,012
                                                                                              ----------------
    Total Federal Agency
       (Cost $4,989,312)                                                                             4,995,012
                                                                                              ----------------
    REPURCHASE AGREEMENT (1.0%)
    Wachovia Capital Markets LLC 5.25%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $10,699,560
       (Collateralized by various Federal
       Agencies, with rates between 3.03% - 5.72%
       and maturity dates between 2/15/07 -
       1/9/13, with a Principal Amount of
       $10,926,000 and a Market Value of $10,912,315)                            10,698,000         10,698,000
                                                                                              ----------------
    Total Repurchase Agreement
       (Cost $10,698,000)                                                                           10,698,000
                                                                                              ----------------
    Total Short-Term Investments
       (Cost $61,627,526)                                                                           61,633,226
                                                                                              ----------------
    Total Investments
       (Cost $1,081,529,657)                                 (g)                      100.0%     1,080,589,971(h)
    Liabilities in Excess of
       Cash and Other Assets                                                            0.0           (504,360)
                                                                            ---------------   ----------------
    Net Assets                                                                        100.0%  $  1,080,085,611
                                                                            ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(c) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)  Issue in default.

(e) Illiquid security. The total market value of these securities at January 31, 2007 is $9,482,898, which represents 0.9% of the Fund's net assets.

(f) This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(g) The cost stated also represents the aggregate cost for federal tax purposes.

(h) At January 31, 2007 net unrealized depreciation was $933,352, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,048,851 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,982,203.

MAINSTAY GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    AFFILIATED INVESTMENT COMPANIES (99.3%)       +

    EQUITY FUNDS (99.3%)
    MainStay Common Stock Fund Class I            (a)                  1,821,287   $     27,264,668
    MainStay Growth Equity Fund Class I           (a)                    326,301          3,700,256
    MainStay ICAP Equity Fund Class I                                     59,203          2,690,197
    MainStay ICAP International Fund Class I                             290,419         11,518,000
    MainStay ICAP Select Equity Fund Class I                             292,020         12,261,911
    MainStay International Equity Fund Class I                           686,559         11,493,002
    MainStay Large Cap Growth Fund Class I                             4,801,467         29,432,991
    MainStay S&P 500 Index Fund Class I                                  264,787          8,780,346
    MainStay Small Cap Opportunity Fund Class I                           43,887            922,942
    MainStay Value Fund Class I                                          339,334          7,411,063
                                                                                   ----------------
    Total Affiliated Investment Companies
      (Cost $108,654,569)                         (b)                       99.3%       115,475,376(c)
    Cash and Other Assets,
      Less Liabilities                                                       0.7            816,294
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    116,291,670
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $108,669,354.

(c) At January 31, 2007 net unrealized appreciation was $6,806,022 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,880,191 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $74,169.

MAINSTAY GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (94.6%)                         +

    AEROSPACE & DEFENSE (4.0%)
    Honeywell International, Inc.                                          7,173   $        327,734
    Raytheon Co.                                                           7,565            392,623
    United Technologies Corp.                                              7,828            532,461
                                                                                   ----------------
                                                                                          1,252,818
                                                                                   ----------------
    AIRLINES (0.7%)
    Southwest Airlines Co.                                                15,565            235,031
                                                                                   ----------------
    BEVERAGES (3.4%)
    Coca-Cola Co. (The)                                                    9,363            448,300
    PepsiCo, Inc.                                                          9,540            622,390
                                                                                   ----------------
                                                                                          1,070,690
                                                                                   ----------------
    BIOTECHNOLOGY (3.5%)
*   Amgen, Inc.                                   (a)                      9,670            680,478
    Gilead Sciences, Inc.                         (a)                      6,698            430,815
                                                                                   ----------------
                                                                                          1,111,293
                                                                                   ----------------
    CAPITAL MARKETS (2.9%)
    Ameriprise Financial, Inc.                                             4,591            270,685
    Charles Schwab Corp. (The)                                            13,979            264,483
    Morgan Stanley                                                         4,484            371,230
                                                                                   ----------------
                                                                                            906,398
                                                                                   ----------------
    CHEMICALS (1.3%)
    E.I. du Pont de Nemours & Co.                                          8,098            401,337
                                                                                   ----------------
    COMMERCIAL BANKS (1.0%)
    Wachovia Corp.                                (b)                      5,433            306,965
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (0.8%)
    Steelcase, Inc. Class A                                               12,088            236,804
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (5.4%)
*   Cisco Systems, Inc.                           (a)                     38,918          1,034,830
    Motorola, Inc.                                                        19,523            387,532
    Polycom, Inc.                                 (a)                      7,637            256,756
                                                                                   ----------------
                                                                                          1,679,118
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (5.8%)
    EMC Corp.                                     (a)                     23,215            324,778
    Hewlett-Packard Co.                                                   14,161            612,888
*   International Business Machines Corp.                                  8,989            891,259
                                                                                   ----------------
                                                                                          1,828,925
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (0.8%)

    Jacobs Engineering Group, Inc.                (a)                      2,872            260,060
                                                                                   ----------------
    CONSUMER FINANCE (1.7%)
    American Express Co.                                                   9,022            525,261
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.8%)
    ITT Educational Services, Inc.                (a)                      3,278            254,373
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (2.4%)
    CIT Group, Inc.                                                        4,488            264,612
    Citigroup, Inc.                                                        4,490            247,534
    JPMorgan Chase & Co.                                                   4,726            240,695
                                                                                   ----------------
                                                                                            752,841
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (0.8%)
    AT&T, Inc.                                                             6,546            246,326
                                                                                   ----------------
    ELECTRIC UTILITIES (0.4%)
    Duke Energy Corp.                                                      6,625            130,446
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (1.4%)
    Emerson Electric Co.                                                   9,626            432,881
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Agilent Technologies, Inc.                    (a)                     10,058            321,856
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (1.1%)
    Halliburton Co.                                                       11,586            342,250
                                                                                   ----------------
    FOOD & STAPLES RETAILING (3.6%)
    Costco Wholesale Corp.                                                 7,452            418,653
*   Wal-Mart Stores, Inc.                                                 14,953            713,109
                                                                                   ----------------
                                                                                          1,131,762
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
    Becton, Dickinson & Co.                                                4,885            375,852
    C.R. Bard, Inc.                                                        3,730            307,800
    Medtronic, Inc.                                                        9,052            483,829
                                                                                   ----------------
                                                                                          1,167,481
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (2.0%)
    Aetna, Inc.                                                            8,584            361,901
    Laboratory Corp. of America Holdings          (a)                      3,482            255,718
                                                                                   ----------------
                                                                                            617,619
                                                                                   ----------------
    HEALTH CARE TECHNOLOGY (0.9%)
    IMS Health, Inc.                                                       9,296            268,283
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (2.6%)
    McDonald's Corp.                                                       5,857            259,758
    Royal Caribbean Cruises, Ltd.                                          5,678            255,113
    Wyndham Worldwide Corp.                       (a)                      9,518            296,962
                                                                                   ----------------
                                                                                            811,833
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (5.0%)
*   General Electric Co.                                                  28,320          1,020,936
    Textron, Inc.                                                          3,297            307,181

    Tyco International, Ltd.                                               7,164            228,388
                                                                                   ----------------
                                                                                          1,556,505
                                                                                   ----------------
    INSURANCE (1.9%)
    American International Group, Inc.                                     5,045            345,330
    St. Paul Travelers Cos., Inc. (The)                                    4,676            237,775
                                                                                   ----------------
                                                                                            583,105
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (1.0%)
    Expedia, Inc.                                 (a)                     14,165            303,839
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (0.9%)
    Google, Inc. Class A                          (a)                        536            268,697
                                                                                   ----------------
    IT SERVICES (1.7%)
    Accenture, Ltd. Class A                                                6,349            239,675
    Western Union Co. (The)                                               13,417            299,736
                                                                                   ----------------
                                                                                            539,411
                                                                                   ----------------
    MACHINERY (0.8%)
    Parker Hannifin Corp.                                                  3,171            262,432
                                                                                   ----------------
    MEDIA (2.0%)
    McGraw-Hill Cos., Inc. (The)                                           3,937            264,094
    Walt Disney Co. (The)                                                 10,323            363,060
                                                                                   ----------------
                                                                                            627,154
                                                                                   ----------------
    METALS & MINING (0.7%)
    Rio Tinto PLC, Sponsored ADR                  (c)                        997            215,561
                                                                                   ----------------
    MULTILINE RETAIL (2.9%)
    Dollar Tree Stores, Inc.                      (a)                      6,492            204,238
    Nordstrom, Inc.                                                        5,577            310,695
    Target Corp.                                                           6,322            387,918
                                                                                   ----------------
                                                                                            902,851
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (2.0%)
    Devon Energy Corp.                            (b)                      3,239            227,022
    ExxonMobil Corp.                                                       4,090            303,069
    Spectra Energy Corp.                          (b)                      3,312             86,509
                                                                                   ----------------
                                                                                            616,600
                                                                                   ----------------
    PAPER & FOREST PRODUCTS (0.6%)
    International Paper Co.                                                6,087            205,132
                                                                                   ----------------
    PHARMACEUTICALS (6.2%)
    Abbott Laboratories                                                    9,618            509,754
*   Johnson & Johnson                                                     14,790            987,972
    Wyeth                                                                  9,301            459,562
                                                                                   ----------------
                                                                                          1,957,288
                                                                                   ----------------
    ROAD & RAIL (0.7%)
    CSX Corp.                                                              6,043            222,322
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (5.2%)
    Altera Corp.                                  (a)                     11,239            225,342
    ASML Holding NV, N.Y. Shares                  (a)(b)                   8,834            225,444

    Integrated Device Technology, Inc.            (a)                     12,971            196,251
*   Intel Corp.                                                           36,988            775,268
    Microchip Technology, Inc.                                             5,996            208,421
                                                                                   ----------------
                                                                                          1,630,726
                                                                                   ----------------
    SOFTWARE (5.4%)
*   Microsoft Corp.                                                       47,449          1,464,276
    Microstrategy, Inc. Class A                   (a)                      1,866            226,570
                                                                                   ----------------
                                                                                          1,690,846
                                                                                   ----------------
    SPECIALTY RETAIL (3.6%)
*   Home Depot, Inc. (The)                                                15,304            623,485
    Ross Stores, Inc.                                                      7,739            250,666
    Staples, Inc.                                                         10,348            266,151
                                                                                   ----------------
                                                                                          1,140,302
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (2.0%)
    Coach, Inc.                                   (a)                      8,652            396,781
    Hanesbrands, Inc.                             (a)                      9,016            230,629
                                                                                   ----------------
                                                                                            627,410
                                                                                   ----------------
    Total Common Stocks
       (Cost $27,296,991)                                                                29,642,832
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANIES (3.4%)

*   iShares Russell 1000 Growth Index Fund        (d)                     11,074            625,792
    S&P 500 Index - SPDR Trust Series 1           (d)                      3,100            445,470
                                                                                   ----------------
    Total Investment Companies
       (Cost $1,062,476)                                                                  1,071,262
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (2.7%)

    COMMERCIAL PAPER (0.7%)
    CAFCO LLC
       5.287%, due 3/6/07                         (e)            $        15,207             15,207
    Charta LLC
       5.299%, due 3/23/07                        (e)                     19,898             19,898
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (e)                     15,207             15,207
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (e)                     35,074             35,074
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (e)                     15,207             15,207
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (e)                     15,207             15,207
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (e)                     15,207             15,207
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (e)                     15,207             15,207
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (e)                     20,276             20,276
    Old Line Funding LLC
       5.282%, due 2/15/07                        (e)                     15,207             15,207
    Park Avenue Receivables Corp.

       5.286%, due 2/27/07                        (e)                     10,138             10,138
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (e)                     17,741             17,741
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (e)                     15,207             15,207
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (e)                     15,207             15,207
                                                                                   ----------------
    Total Commercial Paper
       (Cost $239,990)                                                                      239,990
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (0.4%)
    BGI Institutional Money Market Fund           (e)                    121,890            121,890
                                                                                   ----------------
    Total Investment Company
       (Cost $121,890)                                                                      121,890
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.1%)

    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $25,349
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $26,425 and a Market Value of $26,262)     (e)            $        25,345             25,345
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $25,345)                                                                        25,345
                                                                                   ----------------
    TIME DEPOSITS (1.5%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (e)                     40,551             40,551
    Bank of America Corp.
       5.27%, due 3/20/07                         (e)(f)                  55,758             55,758
    BNP Paribas
       5.26%, due 2/8/07                          (e)                     35,482             35,482
    Calyon
       5.31%, due 2/12/07                         (e)                     40,551             40,551
    Citigroup, Inc.
       5.325%, due 3/22/07                        (e)                     35,482             35,482
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (e)                     40,551             40,551
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (e)                     86,172             86,172
    Rabobank Nederland
       5.29%, due 3/6/07                          (e)                     40,551             40,551
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (e)                     55,758             55,758
    Standard Chartered Bank
       5.28%, due 2/9/07                          (e)                     40,551             40,551
                                                                                   ----------------
    Total Time Deposits
       (Cost $471,407)                                                                      471,407
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $858,632)                                                                      858,632
                                                                                   ----------------

    Total Investments
       (Cost $29,218,099)                         (g)                      100.7%        31,572,726(h)
    Liabilities in Excess of
       Cash and Other Assets                                                (0.7)          (219,167)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $     31,353,559
                                                                 ===============   -----===========

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(g)  The cost for federal income tax purposes is $29,225,760.

(h) At January 31, 2007 net unrealized appreciation was $2,346,966, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,603,039 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $256,073.

MAINSTAY INCOME MANAGER FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (41.9%)                       +
    ASSET-BACKED SECURITIES (2.7%)

    AIRLINES (0.0%)                               ++
    Continental Airlines, Inc.
       Series 1992-2, Class A1
       7.256%, due 3/15/20                                       $        33,000   $         35,640
                                                                                   ----------------
    AUTOMOBILE (0.1%)
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                         (a)                    500,000            495,327
                                                                                   ----------------
    CONSUMER FINANCE (0.2%)
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                               750,000            736,331
                                                                                   ----------------
    HOME EQUITY (2.4%)
    Ameriquest Mortgage Securities, Inc.
       Series 2003-8, Class AF5
       4.64%, due 10/25/33                                               500,000            491,515
    Centex Home Equity
       Series 2004-B, Class AF4
       4.122%, due 1/25/32                                               182,987            177,343
    Citicorp Residential Mortgage Securities,
       Inc.
       Series 2006-2, Class A2
       5.557%, due 9/25/36                                               540,000            538,515
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                               500,000            499,578
    Countrywide Asset-Backed Certificates
       Series 2006-S8, Class A3
       5.555%, due 4/25/36                        (b)                    500,000            494,886
       Series 2003-5, Class AF5
       5.739%, due 2/25/34                                               612,813            611,792
       Series 2006-S5, Class A3
       5.762%, due 6/25/35                                               500,000            499,408
    Equity One ABS, Inc.
       Series 2003-4, Class AF6
       4.833%, due 10/25/34                                              500,000            492,256
       Series 2003-3, Class AF4
       4.995%, due 12/25/33                                              496,169            489,974
    GMAC Mortgage Corp. Loan Trust
       Series 2006-HE2, Class A3
       6.32%, due 5/25/36                                                500,000            504,721
    GSAA Home Equity Trust
       2006-6, Classs AF2
       5.687%, due 3/25/36                        (b)                    500,000            497,412
       Series 2006-13, Class AF3

       6.04%, due 7/25/36                         (b)                    500,000            500,812
    JPMorgan Mortgage Acquisition Corp.
       Series 2006-WF1, Class A6
       6.00%, due 7/25/36                                                500,000            506,051
    Morgan Stanley Mortgage Loan Trust
       Series 2006-17XS, Class A3A
       5.651%, due 10/25/46                                              500,000            495,648
    Option One Mortgage Loan Trust
       Series 2007-FXD1, Class 3A3
       5.611%, due 2/25/37                        (b)                    570,000            569,943
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                                500,000            490,197
       Series 2003-RS7, Class AI6
       5.34%, due 8/25/33                                                492,114            486,711
    Residential Asset Securities Corp.
       Series 2003-KS9, Class AI6
       4.71%, due 11/25/33                                                96,523             93,545
       Series 2002-KS2, Class AI6
       6.228%, due 4/25/32                                               498,322            501,267
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                                96,707             95,539
    Terwin Mortgage Trust
       Series 2005-14HE, Class AF2
       4.849%, due 8/25/36                                               500,000            493,731
                                                                                   ----------------
                                                                                          9,530,844
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $10,825,927)                                                                10,798,142
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    COMMERCIAL MORTGAGE LOANS
    (COLLATERALIZED MORTGAGE OBLIGATIONS)
       (5.7%)

    Banc of America Commercial Mortgage,
       Inc.
       Series 2005-6, Class A4
       5.18%, due 9/10/47                         (b)                  1,000,000            981,607
       Series 2006-6, Class A2
       5.309%, due 10/10/45                                              500,000            497,672
       Series 2006-4, Class A3A
       5.60%, due 7/10/46                                                250,000            251,526
       Series 2006-4, Class A4
       5.634%, due 7/10/46                                               500,000            503,722
       Series 2006-2, Class AAB
       5.722%, due 5/10/45                        (b)                    500,000            508,489
       Series 2006-2, Class A4
       5.74%, due 5/10/45                         (b)                    730,000            745,258
    Bear Stearns Adjustable Rate Mortgage
       Trust
       Series 2005-8, Class A4
       5.094%, due 8/25/35                        (a)                    500,000            482,855
    Bear Stearns Commercial Mortgage
       Securities
       Series 2006-PW11, Class A4
       5.458%, due 3/11/39                        (b)                  1,000,000          1,002,266
       Series 2006-PW12, Class AAB
       5.686%, due 9/11/38                        (b)                    250,000            253,603

    Citigroup/Deutsche Bank Commercial Mortgage
       Trust
       Series 2005-CD1, Class AM
       5.226%, due 7/15/44                        (b)                  1,000,000            982,560
    Commercial Mortgage Pass Through
       Certificates
       Series 2006-C8, Class AAB
       5.291%, due 12/10/46                                              500,000            492,865
       Series 2006-C8, Class A4
       5.306%, due 12/10/46                                              500,000            491,193
    CW Capital Cobalt, Ltd.
       Series 2006-C1, Class A4
       5.223%, due 8/15/48                                               500,000            487,589
    First Horizon Alternative Mortgage
       Securities
       Series 2006-AA6, Class 1A1
       5.724%, due 10/25/36                       (b)                    727,610            727,610
    GMAC Commercial Mortgage Securities, Inc.
       Series 2006-C1, Class A4
       5.238%, due 11/10/45                       (b)                  1,000,000            980,671
    JPMorgan Chase Commercial Mortgage
       Securities Corp.
       Series 2004-C3, Class A5
       4.878%, due 1/15/42                                               510,000            488,477
       Series 2006-LDP8, Class A4
       5.399%, due 5/15/45                                               500,000            494,894
       Series 2006-CB17, Class A4
       5.429%, due 12/12/43                                              500,000            495,836
       Series 2006-CB16, Class A3B
       5.579%, due 5/12/45                                               500,000            500,577
       Series 2006-CB15, Class A4
       5.814%, due 6/12/43                        (b)                    500,000            510,416
    JPMorgan Mortgage Trust
       Series 2006-A4, Class 1A1
       5.842%, due 6/25/36                        (b)                  1,213,432          1,219,265
    LB-UBS Commercial Mortgage Trust
       Series 2006-C7, Class A3
       5.347%, due 11/15/38                                              500,000            493,349
       Series 2006-C6, Class A4
       5.372%, due 9/15/39                                             1,000,000            989,208
       Series 2006-C4, Class AAB
       5.874%, due 6/15/32                        (b)                    300,000            307,889
    Merrill Lynch Mortgage Trust
       Series 2005-MKB2, Class A4
       5.204%, due 9/12/42                        (b)                  1,000,000            979,148
       Series 2005-LC1, Class A4
       5.291%, due 1/12/44                        (b)                    500,000            491,911
    Morgan Stanley Capital I
       Series 2006-IQ12, Class A4
       5.332%, due 12/15/43                                              500,000            491,956
       Series 2006-HQ9, Class AM
       5.773%, due 7/12/44                        (b)                    500,000            507,527
    Structured Adjustable Rate Mortgage Loan
       Trust
       Series 2006-8, Class 4A3
       5.746%, due 9/25/36                        (b)                    500,000            495,397
       Series 2006-5, Class 2A1
       5.983%, due 6/25/36                        (b)                  1,007,333          1,005,405
       Series 2005-22, Class 5A2
       6.02%, due 12/25/35                        (b)                    805,735            805,609
       Series 2006-5, Class 1A1
       6.126%, due 6/25/36                        (b)                    850,878            860,113

    TBW Mortgage Backed Pass Through
       Certificates
       Series 2006-6, Class A2B
       5.66%, due 1/25/37                                                500,000            495,911
    Wachovia Bank Commercial Mortgage Trust
       Series 2005-C18, Class A4
       4.935%, due 4/15/42                                             1,000,000            962,075
       Series 2006-C29, Class AM
       5.339%, due 11/15/48                                              500,000            490,565
                                                                                   ----------------
    Total Commercial Mortgage Loans
       (Cost $22,738,717)                                                                22,475,014
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (12.4%)

    ADVERTISING (0.1%)
    R.H. Donnelley Corp.
       8.875%, due 1/15/16                                               250,000            261,875
                                                                                   ----------------
    AEROSPACE & DEFENSE (0.3%)
    DRS Technologies, Inc.
       7.625%, due 2/1/18                                                250,000            254,375
    Lockheed Martin Corp.
       7.65%, due 5/1/16                                                 100,000            114,599
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                               100,000            106,107
    Northrop Grumman Space & Mission Systems
       Corp.
       Series D
       6.38%, due 5/19/08                                                400,000            402,776
    Raytheon Co.
       6.40%, due 12/15/18                                                50,000             53,228
       6.75%, due 8/15/07                                                 58,000             58,357
    TransDigm, Inc.
       7.75%, due 7/15/14                                                100,000            102,000
                                                                                   ----------------
                                                                                          1,091,442
                                                                                   ----------------
    AGRICULTURE (0.0%)                            ++
       Archer-Daniels-Midland Co.
       8.125%, due 6/1/12                                                100,000            111,893
                                                                                   ----------------
    AUTO MANUFACTURERS (0.1%)
    DaimlerChrysler N.A. Holding Corp.
       7.30%, due 1/15/12                                                250,000            264,919
    General Motors Corp.
       8.375%, due 7/15/33                        (c)                    185,000            174,131
                                                                                   ----------------
                                                                                            439,050
                                                                                   ----------------
    BANKS (0.9%)
    Bank of America Corp.
       5.75%, due 8/15/16                                                125,000            126,892
       5.875%, due 2/15/09                                               500,000            506,039
    Bank One Corp.
       Series A
       6.00%, due 2/17/09                                                250,000            252,931
    Deutsche Bank Financial, Inc.
       7.50%, due 4/25/09                                                100,000            104,144
    FleetBoston Financial Corp.
       3.85%, due 2/15/08                                                250,000            245,929
    Key Bank N.A.

       5.80%, due 7/1/14                                                 175,000            177,621
    Mercantile-Safe Deposit & Trust Co.
       5.70%, due 11/15/11                                               100,000            101,149
    National City Bank
       5.25%, due 12/15/16                                               250,000            242,845
    PNC Bank N.A.
       5.25%, due 1/15/17                                                 75,000             72,796
    Popular North America, Inc.
       5.65%, due 4/15/09                                                375,000            374,965
    SunTrust Banks, Inc.
       5.45%, due 12/1/17                                                 50,000             49,234
    U.S. Bancorp
       Series N
       3.95%, due 8/23/07                                                250,000            248,046
    Wachovia Bank N.A.
       4.875%, due 2/1/15                                                350,000            334,918
    Wachovia Corp.
       6.25%, due 8/4/08                                                 100,000            100,979
    Wells Fargo Bank N.A.
       5.75%, due 5/16/16                                                300,000            304,924
       5.95%, due 8/26/36                                                250,000            254,145
       6.45%, due 2/1/11                                                 250,000            260,206
                                                                                   ----------------
                                                                                          3,757,763
                                                                                   ----------------
    BEVERAGES (0.1%)
    Anheuser-Busch Cos., Inc.
       5.75%, due 4/1/10                                                 100,000            101,303
    Coca-Cola Enterprises, Inc.
       7.00%, due 5/15/98                                                100,000            108,320
                                                                                   ----------------
                                                                                            209,623
                                                                                   ----------------
    BUILDING MATERIALS (0.2%)
    Goodman Global Holdings Co., Inc.
       7.875%, due 12/15/12                       (c)                    300,000            301,500
    Masco Corp.
       5.75%, due 10/15/08                                               200,000            200,341
    Nortek, Inc.
       8.50%, due 9/1/14                                                 250,000            248,125
    NTK Holdings, Inc.
       (zero coupon), due 3/1/14                  (c)                    100,000             73,500
                                                                                   ----------------
                                                                                            823,466
                                                                                   ----------------
    CHEMICALS (0.2%)
    Dow Chemical Co. (The)
       8.55%, due 10/15/09                                               100,000            107,510
    Mosaic Global Holdings, Inc.
       7.625%, due 12/1/16                        (a)                    250,000            255,625
    PQ Corp.
       7.50%, due 2/15/13                                                250,000            248,750
                                                                                   ----------------
                                                                                            611,885
                                                                                   ----------------
    COMMERCIAL SERVICES (0.4%)
    Aramark Corp.
       8.50%, due 2/1/15                          (a) (c)                250,000            255,937
    Concentra Operating Corp.
       9.125%, due 6/1/12                                                150,000            157,875
       9.50%, due 8/15/10                                                100,000            105,250
    Hertz Corp., (The)

       8.875%, due 1/1/14                                                300,000            318,750
    Iron Mountain, Inc.
       8.75%, due 7/15/18                         (c)                    250,000            265,000
    United Rentals, Inc.
       7.75%, due 11/15/13                                               300,000            302,250
                                                                                   ----------------
                                                                                          1,405,062
                                                                                   ----------------
    COMPUTERS (0.1%)
    Activant Solutions, Inc.
       9.50%, due 5/1/16                          (a)                    250,000            242,500
    SunGard Data Systems, Inc.
       9.125%, due 8/15/13                        (c)                    250,000            263,125
                                                                                   ----------------
                                                                                            505,625
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (2.3%)
    American General Finance Corp.
       4.50%, due 11/15/07                                               250,000            248,554
    Ameriprise Financial, Inc.
       5.35%, due 11/15/10                                                50,000             49,973
    Boeing Capital Corp.
       5.75%, due 2/15/07                                                250,000            250,047
    Capital One Bank
       5.125%, due 2/15/14                                               100,000             97,675
    Caterpillar Financial Services Corp.
       4.30%, due 6/1/10                                                  50,000             48,511
    Citigroup, Inc.
       3.50%, due 2/1/08                                                 500,000            491,111
       5.875%, due 2/22/33                                               250,000            248,835
    Countrywide Financial Corp.
       6.25%, due 5/15/16                                                500,000            512,105
    Countrywide Home Loans, Inc.
       5.625%, due 5/15/07                                               100,000            100,059
    Credit Suisse First Boston USA, Inc.
       4.625%, due 1/15/08                                               250,000            248,210
    Ford Motor Credit Co.
       7.45%, due 7/16/31                                                 35,000             28,394
       8.00%, due 12/15/16                                                95,000             93,278
       9.875%, due 8/10/11                                               250,000            267,673
    General Electric Capital Corp.
       6.00%, due 6/15/12                                                500,000            515,056
       Series A
       6.75%, due 3/15/32                                                250,000            282,985
    General Motors Acceptance Corp.
       6.875%, due 9/15/11                                               300,000            304,460
    Goldman Sachs Group, Inc. (The)
       5.35%, due 1/15/16                                                150,000            146,677
       5.70%, due 9/1/12                                                 150,000            152,020
    HSBC Finance Corp.
       4.75%, due 7/15/13                                              1,000,000            963,693
       6.375%, due 10/15/11                                               50,000             52,033
    John Deere Capital Corp.
       3.90%, due 1/15/08                                                250,000            246,564
    Jostens IH Corp.
       7.625%, due 10/1/12                                               300,000            306,000
    JPMorgan Chase & Co.
       5.15%, due 10/1/15                                                100,000             97,473
       5.75%, due 1/2/13                                                 250,000            253,304
    Lehman Brothers Holdings, Inc.

       5.75%, due 7/18/11                                                125,000            126,937
       7.00%, due 2/1/08                                                 150,000            152,109
    MBNA Corp.
       6.125%, due 3/1/13                                                100,000            103,332
    Merrill Lynch & Co., Inc.
       Series B
       4.00%, due 11/15/07                                               250,000            247,269
    Morgan Stanley
       Series E
       5.45%, due 1/9/17                                               1,100,000          1,076,491
       6.60%, due 4/1/12                                                 125,000            131,518
       6.75%, due 10/15/13                                               125,000            132,918
    National Rural Utilities Cooperative
       Finance Corp.
       5.75%, due 8/28/09                                                250,000            252,660
    Pricoa Global Funding I
       4.625%, due 6/25/12                        (a)                    200,000            191,114
    Rainbow National Services LLC
       10.375%, due 9/1/14                        (a)                    300,000            337,500
    Residential Capital Corp.
       6.375%, due 6/30/10                                                25,000             25,209
    Snoqualmie Entertainment Authority
       9.125%, due 2/1/15                         (a) (d)                200,000            202,500
    Textron Financial Corp.
       4.125%, due 3/3/08                                                 25,000             24,658
    Toyota Motor Credit Corp.
       4.25%, due 3/15/10                                                 50,000             48,684
                                                                                   ----------------
                                                                                          9,057,589
                                                                                   ----------------
    ELECTRIC (1.4%)
    Alabama Power Co.
       Series FF
       5.20%, due 1/15/16                                                 50,000             49,040
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                               100,000             99,742
    Arizona Public Service Co.
       5.50%, due 9/1/35                                                 325,000            288,965
    Commonwealth Edison Co.
       5.40%, due 12/15/11                                               600,000            594,458
    Constellation Energy Group, Inc.
       6.35%, due 4/1/07                                                 100,000            100,100
    Consumers Energy Co.
       Series C
       4.25%, due 4/15/08                                                125,000            123,168
       Series B
       5.375%, due 4/15/13                                               100,000             98,448
    Dominion Resources, Inc.
       Series D
       5.125%, due 12/15/09                                            1,250,000          1,239,969
       Series B
       6.25%, due 6/30/12                                                100,000            103,468
    DTE Energy Co.
       Series A
       6.65%, due 4/15/09                                                100,000            102,421
    Duke Energy Corp.
       6.25%, due 1/15/12                                                125,000            129,563
    FirstEnergy Corp.
       Series B

       6.45%, due 11/15/11                                               125,000            130,087
    Niagara Mohawk Power Corp.
       7.75%, due 10/1/08                                                100,000            103,377
    Northern States Power Co.
       6.875%, due 8/1/09                                                100,000            103,206
    NRG Energy, Inc.
       7.375%, due 2/1/16                                                250,000            250,313
    Pacific Gas & Electric Co.
       4.80%, due 3/1/14                                                 100,000             95,805
    Peco Energy Co.
       3.50%, due 5/1/08                                                 100,000             97,655
    Pepco Holdings, Inc.
       6.45%, due 8/15/12                                                400,000            413,702
       7.45%, due 8/15/32                                                 50,000             57,078
    Progress Energy, Inc.
       5.625%, due 1/15/16                                                50,000             49,828
       6.85%, due 4/15/12                                                 25,000             26,426
       7.10%, due 3/1/11                                                  47,000             49,852
    PSE&G Power LLC
       7.75%, due 4/15/11                                                100,000            108,244
    Public Service Electric & Gas Co.
       6.375%, due 5/1/08                                                750,000            757,148
    San Diego Gas & Electric Co.
       5.35%, due 5/15/35                                                 50,000             46,526
    Southern California Edison Co.
       6.65%, due 4/1/29                                                 100,000            107,578
    Union Electric Co.
       5.40%, due 2/1/16                                                  50,000             48,668
                                                                                   ----------------
                                                                                          5,374,835
                                                                                   ----------------
    ENGINEERING & CONSTRUCTION (0.1%)
    Esco Corp.
       8.625%, due 12/15/13                       (a)                    250,000            257,500
                                                                                   ----------------
    ENTERTAINMENT (0.3%)
    Isle of Capri Casinos, Inc.
       7.00%, due 3/1/14                                                 250,000            246,875
    Marquee, Inc.
       Series B
       8.625%, due 8/15/12                                               300,000            315,375
    Pokagon Gaming Authority
       10.375%, due 6/15/14                       (a)                     40,000             43,900
    Tunica-Biloxi Gaming Authority
       9.00%, due 11/15/15                        (a)                    250,000            260,000
    Warner Music Group
       7.375%, due 4/15/14                                               200,000            197,000
    WMG Holdings Corp.
       (zero coupon), due 12/15/14
       9.50%, beginning 12/15/09                                         100,000             80,500
                                                                                   ----------------
                                                                                          1,143,650
                                                                                   ----------------
    ENVIRONMENTAL CONTROL (0.1%)
    Allied Waste North America
       7.875%, due 4/15/13                                               250,000            257,500
    Republic Services, Inc.
       6.75%, due 8/15/11                                                 25,000             26,064
    Waste Services, Inc.
       9.50%, due 4/15/14                                                250,000            260,000
                                                                                   ----------------
                                                                                            543,564
                                                                                   ----------------

    FOOD (0.4%)
    Corn Products International, Inc.
       8.25%, due 7/15/07                                                500,000            504,714
    General Mills, Inc.
       3.875%, due 11/30/07                                              100,000             98,757
       5.70%, due 2/15/17                                                400,000            398,763
    Kellogg Co.
       Series B
       7.45%, due 4/1/31                                                 100,000            117,645
    Kroger Co. (The)
       4.95%, due 1/15/15                                                100,000             93,678
    Pepsi Bottling Holdings, Inc.
       5.625%, due 2/17/09                        (a)                    100,000            100,586
    Safeway, Inc.
       6.50%, due 3/1/11                                                 100,000            103,040
    Unilever Capital Corp.
       7.125%, due 11/1/10                                               100,000            105,790
                                                                                   ----------------
                                                                                          1,522,973
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.1%)
    Buckeye Technologies, Inc.
       8.00%, due 10/15/10                                               250,000            250,000
    Weyerhaeuser Co.
       6.75%, due 3/15/12                                                100,000            105,064
                                                                                   ----------------
                                                                                            355,064
                                                                                   ----------------
    GAS (0.0%)                                    ++
    Atmos Energy Corp.
       4.00%, due 10/15/09                                                50,000             48,107
                                                                                   ----------------
    HAND & MACHINE TOOLS (0.0%)                   ++
    Baldor Electric Co.
       8.625%, due 2/15/17                                                40,000             41,300
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (0.0%)                   ++
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                        (a)                     55,000             55,550
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.1%)
    Aetna, Inc.
       7.875%, due 3/1/11                                                 50,000             54,333
    HCA, Inc.
       9.25%, due 11/15/16                        (a) (c)                200,000            212,500
    Quest Diagnostics, Inc.
       5.125%, due 11/1/10                                                25,000             24,528
    Res-Care, Inc.
       7.75%, due 10/15/13                                               250,000            253,750
    WellPoint, Inc.
       5.00%, due 12/15/14                                                50,000             48,295
                                                                                   ----------------
                                                                                            593,406
                                                                                   ----------------
    HOME BUILDERS (0.1%)
    Centex Corp.
       4.875%, due 8/15/08                                               100,000             98,931
    Lennar Corp.
       Series B

       5.125%, due 10/1/10                                               100,000             98,157
    Meritage Homes Corp.
       6.25%, due 3/15/15                                                300,000            279,000
                                                                                   ----------------
                                                                                            476,088
                                                                                   ----------------
    HOME FURNISHINGS (0.1%)
    ALH Finance LLC/ALH Finance Corp.
       8.50%, due 1/15/13                                                300,000            300,750
                                                                                   ----------------
    INSURANCE (0.5%)
    Allstate Corp. (The)
       7.20%, due 12/1/09                                                100,000            104,794
    American International Group, Inc.
       4.70%, due 10/1/10                                                100,000             97,980
       6.25%, due 5/1/36                                                 450,000            472,254
    ASIF Global Financing XVIII
       3.85%, due 11/26/07                        (a)                     50,000             49,366
    Berkshire Hathaway Finance Corp.
       4.625%, due 10/15/13                                              100,000             95,681
    CIGNA Corp.
       7.00%, due 1/15/11                                                100,000            104,697
    Hartford Financial Services Group, Inc.
       (The)
       5.55%, due 8/16/08                                                500,000            501,102
    Nationwide Financial Services, Inc.
       5.10%, due 10/1/15                                                 25,000             23,858
    Principal Financial Group, Inc.
       6.05%, due 10/15/36                                               300,000            303,288
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                                25,000             24,865
    Prudential Financial, Inc.
       5.70%, due 12/14/36                                               250,000            239,953
                                                                                   ----------------
                                                                                          2,017,838
                                                                                   ----------------
    IRON & STEEL (0.0%)                           ++
    AK Steel Corp.
       7.875%, due 2/15/09                        (c)                    200,000            200,000
                                                                                   ----------------
    LEISURE TIME (0.1%)
    Leslie's Poolmart, Inc.
       7.75%, due 2/1/13                                                 300,000            300,000
                                                                                   ----------------
    LODGING (0.0%)                                ++
    Harrah's Operating Co., Inc.
       5.625%, due 6/1/15                                                 50,000             43,399
    Station Casinos, Inc.
       7.75%, due 8/15/16                                                150,000            153,000
                                                                                   ----------------
                                                                                            196,399
                                                                                   ----------------
    MACHINERY - CONSTRUCTION & MINING (0.0%)      ++
    Caterpillar, Inc.
       7.25%, due 9/15/09                                                100,000            104,515
                                                                                   ----------------
    MEDIA (0.6%)
    Belo Corp.
       8.00%, due 11/1/08                                                750,000            777,574
    CBD Media Holdings/CBD Holdings Finance,
       Inc.
       9.25%, due 7/15/12                                                250,000            260,000

    Charter Communications Operating LLC
       8.00%, due 4/30/12                         (a)                    300,000            311,625
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                               150,000            170,912
    Comcast Corp.
       6.45%, due 3/15/37                                                250,000            250,806
       6.50%, due 1/15/15                                                100,000            104,570
    Idearc, Inc.
       8.00%, due 11/15/16                        (a)                    150,000            152,438
    News America Holdings, Inc.
       9.25%, due 2/1/13                                                 100,000            116,529
    Walt Disney Co. (The)
       7.00%, due 3/1/32                                                 100,000            114,299
                                                                                   ----------------
                                                                                          2,258,753
                                                                                   ----------------
    MINING (0.1%)
    Alcoa, Inc.
       4.25%, due 8/15/07                                                250,000            247,966
                                                                                   ----------------
    OIL & GAS (0.9%)
    Chesapeake Energy Corp.
       6.625%, due 1/15/16                                               250,000            243,125
    Comstock Resources, Inc.
       6.875%, due 3/1/12                                                300,000            287,625
    Devon Financing Corp. LLC
       6.875%, due 9/30/11                                               125,000            131,698
    Enterprise Products Operating, L.P.
       4.95%, due 6/1/10                                                 100,000             98,294
       Series B
       6.875%, due 3/1/33                                                750,000            786,998
    Motiva Enterprises LLC
       5.20%, due 9/15/12                         (a)                    200,000            196,404
    Pemex Project Funding Master Trust
       5.75%, due 12/15/15                                               500,000            487,500
       7.375%, due 12/15/14                                              800,000            866,000
    Stone Energy Corp.
       8.11%, due 7/15/10                         (a) (b)                250,000            249,688
    USX Corp.
       6.85%, due 3/1/08                                                 100,000            101,235
    Valero Energy Corp.
       6.125%, due 4/15/07                                               100,000            100,047
                                                                                   ----------------
                                                                                          3,548,614
                                                                                   ----------------
    OIL & GAS SERVICES (0.1%)
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                          (a)                    200,000            200,000
    Complete Production Services, Inc.
       8.00%, due 12/15/16                        (a)                    250,000            253,125
                                                                                   ----------------
                                                                                            453,125
                                                                                   ----------------
    PACKAGING & CONTAINERS (0.1%)
    Graham Packaging Co., Inc.
       8.50%, due 10/15/12                                               250,000            253,750
                                                                                   ----------------
    PHARMACEUTICALS (0.2%)
    Bristol-Myers Squibb Co.
       5.875%, due 11/15/36                                              400,000            397,458

    Eli Lilly & Co.
       4.50%, due 3/15/18                                                100,000             91,322
       7.125%, due 6/1/25                                                100,000            114,943
    Merck & Co., Inc.
       4.75%, due 3/1/15                                                 100,000             95,260
    Pfizer, Inc.
       4.65%, due 3/1/18                                                  50,000             46,666
    Schering-Plough Corp.
       5.55%, due 12/1/13                                                100,000             99,186
                                                                                   ----------------
                                                                                            844,835
                                                                                   ----------------
    PIPELINES (0.2%)
    Duke Capital LLC
       7.50%, due 10/1/09                                                350,000            366,307
    MarkWest Energy Partners, L.P./MarkWest
       Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                               250,000            238,750
    Targa Resources, Inc.
       8.50%, due 11/1/13                         (a)                    250,000            250,625
                                                                                   ----------------
                                                                                            855,682
                                                                                   ----------------
    REAL ESTATE (0.0%)                            ++
    ERP Operating, L.P.
       7.125%, due 10/15/17                                              100,000            110,920
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.5%)
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                                  25,000             24,383
    AvalonBay Communities, Inc.
       6.125%, due 11/1/12                                               250,000            257,662
    Camden Property Trust
       4.375%, due 1/15/10                                                65,000             63,124
    Hospitality Properties Trust
       5.125%, due 2/15/15                                               250,000            236,030
    Liberty Property, L.P.
       8.50%, due 8/1/10                                                 125,000            136,222
    New Plan Excel Realty Trust
       5.25%, due 9/15/15                                                125,000            118,861
    ProLogis
       5.625%, due 11/15/16                                              100,000             99,068
    Regency Centers, L.P.
       6.75%, due 1/15/12                                                200,000            209,585
    Simon Property Group, L.P.
       5.25%, due 12/1/16                                                600,000            580,747
       6.375%, due 11/15/07                                              100,000            100,636
                                                                                   ----------------
                                                                                          1,826,318
                                                                                   ----------------
    RETAIL (0.5%)
    Federated Department Stores, Inc.
       6.30%, due 4/1/09                                                 250,000            253,804
    Home Depot, Inc.
       5.875%, due 12/16/36                                              450,000            438,538
    J.C. Penney Co., Inc.
       8.00%, due 3/1/10                                                 250,000            266,533
    Lowe's Cos., Inc.
       5.80%, due 10/15/36                                               425,000            407,560
    May Department Stores Co. (The)
       5.95%, due 11/1/08                                                100,000            100,546

    Neiman Marcus Group, Inc. (The)
       9.00%, due 10/15/15                        (e)                    300,000            328,500
    Yum! Brands, Inc.
       6.25%, due 4/15/16                                                125,000            126,906
                                                                                   ----------------
                                                                                          1,922,387
                                                                                   ----------------
    SAVINGS & LOANS (0.1%)
    Washington Mutual Bank
       5.95%, due 5/20/13                                                250,000            254,482
                                                                                   ----------------
    SEMICONDUCTORS (0.1%)
    Freescale Semiconductor, Inc.
       8.875%, due 12/15/14                       (a)                    250,000            248,750
                                                                                   ----------------
    TELECOMMUNICATIONS (0.8%)
    Ameritech Capital Funding Corp.
       6.55%, due 1/15/28                                                100,000             97,769
    BellSouth Corp.
       6.00%, due 10/15/11                                               250,000            255,833
    CenturyTel, Inc.
       Series F
       6.30%, due 1/15/08                                                750,000            754,193
    Cincinnati Bell, Inc.
       8.375%, due 1/15/14                        (c)                    300,000            307,500
    GCI, Inc.
       7.25%, due 2/15/14                                                250,000            249,375
    GTE South, Inc.
       Series C
       6.00%, due 2/15/08                                                300,000            300,942
    Motorola, Inc.
       4.608%, due 11/16/07                                              100,000             99,315
    New Cingular Wireless Services, Inc.
       7.875%, due 3/1/11                                                100,000            108,675
    SBC Communications, Inc.
       5.875%, due 2/1/12                                                500,000            508,777
    Sprint Capital Corp.
       6.125%, due 11/15/08                                              150,000            151,605
       8.75%, due 3/15/32                                                350,000            415,552
                                                                                   ----------------
                                                                                          3,249,536
                                                                                   ----------------
    TEXTILES (0.1%)
    INVISTA
       9.25%, due 5/1/12                          (a)                    300,000            321,000
    Simmons Co.
       7.875%, due 1/15/14                        (c)                    250,000            256,250
                                                                                   ----------------
                                                                                            577,250
                                                                                   ----------------
    TRANSPORTATION (0.1%)
    Burlington Northern Santa Fe Corp.
       7.125%, due 12/15/10                                              100,000            105,788
    CSX Corp.
       7.45%, due 5/1/07                                                 100,000            100,447
    FedEx Corp.
       2.65%, due 4/1/07                                                  25,000             24,890
    Norfolk Southern Corp.
       6.75%, due 2/15/11                                                100,000            104,676
       7.05%, due 5/1/37                                                  25,000             28,314
    Union Pacific Corp.
       6.65%, due 1/15/11                                                100,000            104,054
                                                                                   ----------------
                                                                                            468,169
                                                                                   ----------------

    TRUCKING & LEASING (0.0%)                     ++
    TTX Co.
       5.00%, due 4/1/12                          (a)                    100,000             97,207
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $49,104,876)                                                                49,024,556
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN BONDS (2.9%)

    BANKS (0.2%)
    China Development Bank
       5.00%, due 10/15/15                                               100,000             96,613
    ICICI Bank, Ltd.
       5.75%, due 1/12/12                         (a)                     85,000             84,751
    Kreditanstalt fuer Wiederaufbau
       3.375%, due 1/23/08                                               250,000            244,652
    Nordea Bank Sweden AB
       5.25%, due 11/30/12                        (a)                    200,000            197,973
                                                                                   ----------------
                                                                                            623,989
                                                                                   ----------------
    BEVERAGES (0.1%)
    Diageo Capital PLC
       3.375%, due 3/20/08                                               100,000             97,783
       5.125%, due 1/30/12                                               250,000            246,382
                                                                                   ----------------
                                                                                            344,165
                                                                                   ----------------
    CHEMICALS (0.1%)
    Ineos Group Holdings PLC
       8.50%, due 2/15/16                         (a) (c)                250,000            239,375
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    CIT Group Co. of Canada
       5.20%, due 6/1/15                                                 250,000            240,735
    Majapahit Holding B.V.
       7.75%, due 10/17/16                        (a)                    100,000            104,750
    UFJ Finance Aruba AEC
       6.75%, due 7/15/13                                                100,000            105,984
                                                                                   ----------------
                                                                                            451,469
                                                                                   ----------------
    FOREIGN GOVERNMENTS (1.6%)
    Aruba Government
       6.55%, due 11/28/18                        (a)                    150,000            148,778
    Dominican Republic
       9.04%, due 1/23/18                         (a)                     38,254             43,801
    Federal Republic of Brazil
       7.875%, due 3/7/15                                                375,000            415,688
       8.75%, due 2/4/25                                                 250,000            306,875
    People's Republic of China
       4.75%, due 10/29/13                                               150,000            145,797
    Province of Ontario
       5.50%, due 10/1/08                                                250,000            250,885
    Republic of Argentina
       8.28%, due 12/31/33                                               102,282            117,471
    Republic of Colombia
       8.25%, due 12/22/14                                               300,000            338,250

    Republic of Costa Rica
       6.548%, due 3/20/14                        (a)                    100,000            101,350
    Republic of Ecuador
       12.00%, due 11/15/12                       (a)                     71,400             58,905
    Republic of Indonesia
       6.875%, due 3/9/17                         (a)                    175,000            183,313
    Republic of Italy
       5.625%, due 6/15/12                                               500,000            509,936
    Republic of Panama
       7.25%, due 3/15/15                                                250,000            267,500
    Republic of Peru
       8.375%, due 5/3/16                                                 25,000             29,063
       9.875%, due 2/6/15                                                215,000            268,213
    Republic of Philippines
       8.875%, due 3/17/15                                               400,000            466,500
       9.875%, due 1/15/19                                               100,000            128,375
    Republic of Poland
       5.25%, due 1/15/14                                                200,000            198,731
    Republic of South Africa
       6.50%, due 6/2/14                                                 200,000            209,000
    Republic of Turkey
       7.25%, due 3/15/15                                                300,000            309,750
       7.375%, due 2/5/25                                                200,000            204,000
    Republic of Uruguay
       8.00%, due 11/18/22                                               225,000            250,875
    Republic of Venezuela
       8.50%, due 10/8/14                                                300,000            327,750
    Russian Federation
       5.00%, due 3/31/30                         (a)
       7.50%, beginning 3/31/07                                          700,000            777,000
    State of Israel
       5.50%, due 11/9/16                                                100,000             98,333
    Ukraine Government
       6.58%, due 11/21/16                        (a)                    100,000            100,090
       7.65%, due 6/11/13                         (a)                    150,000            160,688
                                                                                   ----------------
                                                                                          6,416,917
                                                                                   ----------------
    HOLDING COMPANIES - DIVERSIFIED (0.1%)
    JSG Funding PLC
       9.625%, due 10/1/12                                               250,000            265,625
                                                                                   ----------------
    INVESTMENT COMPANY (0.0%)                     ++
    Temasek Financial I, Ltd.
       4.50%, due 9/21/15                         (a)                    150,000            140,936
                                                                                   ----------------
    MEDIA (0.0%)                                  ++
    Thomson Corp. (The)
       5.75%, due 2/1/08                                                  75,000             75,135
                                                                                   ----------------
    MINING (0.1%)
    Codelco, Inc.
       4.75%, due 10/15/14                        (a)                    200,000            188,948
       6.15%, due 10/24/36                        (a)                    100,000            101,708
    Novelis, Inc.
       7.25%, due 2/15/15                                                300,000            307,500
                                                                                   ----------------
                                                                                            598,156
                                                                                   ----------------
    OIL & GAS (0.2%)

    OPTI Canada, Inc.
       8.25%, due 12/15/14                        (a)                    250,000            261,250
    Petroliam Nasional Berhad
       7.75%, due 8/15/15                         (a)                    325,000            374,622
                                                                                   ----------------
                                                                                            635,872
                                                                                   ----------------
    SEMICONDUCTORS (0.0%)                         ++
    Sensata Technologies B.V.
       8.25%, due 5/1/14                          (a) (c)                200,000            196,500
                                                                                   ----------------
    TELECOMMUNICATIONS (0.4%)
    Deutsche Telekom International Finance
       B.V.
       8.00%, due 6/15/10                                                250,000            269,282
    Intelsat Subsidiary Holding Co., Ltd.
       8.625%, due 1/15/15                                               300,000            319,125
    Telecom Italia Capital S.A.
       6.375%, due 11/15/33                                              100,000             93,098
    Telefonica Europe B.V.
       7.75%, due 9/15/10                                                100,000            107,209
    Vodafone Group PLC
       7.75%, due 2/15/10                                                750,000            796,589
                                                                                   ----------------
                                                                                          1,585,303
                                                                                   ----------------
    Total Foreign Bonds
       (Cost $11,569,913)                                                                11,573,442
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LOAN ASSIGNMENTS & PARTICIPATIONS (6.4%)      (f)

    AUTOMOBILE (0.1%)
    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       8.14%, due 4/30/10                                                500,000            505,104
                                                                                   ----------------
    BEVERAGE, FOOD & TOBACCO (0.3%)
    Commonwealth Brands, Inc.
       New Term Loan
       7.625%, due 12/22/12                                              460,762            465,370
    Dole Food Co., Inc.
       Credit Link Deposit
       5.23%, due 4/12/13                                                 46,512             46,360
       Tranche C Term Loan
       7.46%, due 4/12/13                                                346,221            345,096
       Tranche B Term Loan
       7.546%, due 4/12/13                                               103,866            103,529
                                                                                   ----------------
                                                                                            960,355
                                                                                   ----------------
    BROADCASTING & ENTERTAINMENT (0.4%)
    Charter Communications Operating LLC
       Replacement Term Loan
       7.985%, due 4/28/13                                               500,000            504,219
    CSC Holdings, Inc.
       Incremental Term Loan
       7.113%, due 3/29/13                                               496,250            497,449
    Gray Television, Inc.
       Incremental Term Loan
       6.85%, due 11/22/12                                               495,000            494,293
                                                                                   ----------------
                                                                                          1,495,961
                                                                                   ----------------

    BUILDINGS & REAL ESTATE (0.3%)
    General Growth Properties, Inc
       Tranche A1 Term Loan
       6.57%, due 2/24/10                                                500,000            497,991
    Macerich Partnership, L.P.
       Term Loan
       6.875%, due 4/26/10                                               500,000            499,792
                                                                                   ----------------
                                                                                            997,783
                                                                                   ----------------
    CARGO TRANSPORT (0.1%)
    Laidlaw International, Inc.
       Canadian Term Loan B
       7.11%, due 7/31/13                                                124,688            125,467
       Term Loan B
       7.11%, due 7/31/13                                                374,063            376,400
                                                                                   ----------------
                                                                                            501,867
                                                                                   ----------------
    CHEMICALS, PLASTICS & RUBBER (0.8%)
    Brenntag Holding GmbH and Co.
       Acquisition Term Loan
       7.887%, due 1/20/14                                               186,545            188,061
       Term Loan B2
       7.887%, due 1/20/14                                               763,455            770,851
    Celanese AG
       Dollar Term Loan
       7.114%, due 4/6/11                                                464,700            467,096
    Huntsman International LLC
       Term B Dollar Facility
       7.07%, due 8/16/12                                                369,418            371,219
    INEOS Group Holdings, Ltd.
       Tranche A4 Term Loan
       7.611%, due 12/17/12                                              450,000            451,912
    Lucite International US Finco, Ltd.
       Delayed Draw Term Loan B2
       1.375%, due 7/8/13                                                129,771              1,217
       Term Loan B1
       8.07%, due 7/8/13                          (g)                    368,378            371,831
    Rockwood Specialties Group, Inc.
       Tranche E Term Loan
       7.36%, due 7/30/12                                                661,253            665,096
                                                                                   ----------------
                                                                                          3,287,283
                                                                                   ----------------
    CONTAINERS, PACKAGING & GLASS (0.1%)
    Graham Packaging Holdings Co.
       Incremental Term Loan B
       7.687%, due 10/7/11                                               496,203            500,190
                                                                                   ----------------
    DIVERSIFIED NATURAL RESOURCES, PRECIOUS
       METALS & MINERALS (0.1%)
    Georgia-Pacific Corp.
       Term Loan B
       7.355%, due 12/20/12                                              326,700            329,491
                                                                                   ----------------
    DIVERSIFIED/CONGLOMERATE MANUFACTURING
       (0.0%)                                     ++
    Invensys International Holdings, Ltd.

       Tranche A Term Loan
       7.36%, due 1/15/11                                                 78,689             79,180
       Term A Bonding
       7.62%, due 12/15/10                                                71,311             71,757
                                                                                   ----------------
                                                                                            150,937
                                                                                   ----------------
    DIVERSIFIED/CONGLOMERATE SERVICE (0.1%)
    Sungard Data Systems, Inc.
       Term Loan
       7.875%, due 2/11/13                                               494,975            499,267
                                                                                   ----------------
    ELECTRONICS (0.1%)
    Sensata Technologies Finance Co. LLC
       Term Loan
       7.11%, due 4/26/13                                                497,500            495,852
                                                                                   ----------------
    FINANCE (0.3%)
    Hertz Corp., (The)
       Letter of Credit
       5.365%, due 12/21/12                                               55,556             55,905
    Tranche B Term Loan
       7.347%, due 12/21/12                                              440,293            443,062
       Rental Services Corp.
       1st Lien Term Loan
       7.11%, due 11/30/12                                               249,375            250,154
       2nd Lien Term Loan
       8.857%, due 12/2/13                                               250,000            254,219
                                                                                   ----------------
                                                                                          1,003,340
                                                                                   ----------------
    GROCERY (0.1%)
    Roundy's Supermarkets, Inc.
       Tranche B Term Loan
       8.119%, due 11/3/11                                               496,551            500,399
                                                                                   ----------------
    HEALTHCARE, EDUCATION & CHILDCARE (0.7%)
    Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.875%, due 12/29/11                                              477,038            478,588
    DaVita, Inc.
       Term Loan B
       7.404%, due 10/5/12                                               430,848            433,792
    Fresenius Medical Care Holdings, Inc.
       Term Loan
       6.74%, due 3/31/13                                                496,250            494,561
    HealthSouth Corp.
       Term Loan B
       8.61%, due 3/10/13                                                497,500            502,009
    Vanguard Health Holding Co. LLC
       Replacement Term Loan
       7.614%, due 9/23/11                                               495,019            498,525
    Warner Chilcott Corp.
       Dovonex Delayed Draw Term Loan
       7.614%, due 1/18/12                                                51,948             52,091
       Tranche C Term Loan
       7.614%, due 1/18/12                                                65,398             65,667
       Tranche B Term Loan
       7.617%, due 1/18/12                                               238,199            239,177
                                                                                   ----------------
                                                                                          2,764,410
                                                                                   ----------------

    HOME & OFFICE FURNISHINGS, HOUSEWARES, &
       DURABLE CONSUMER PRODUCTS (0.1%)
    Jarden Corp.
       Term Loan B2
       7.114%, due 1/24/12                                               466,145            466,339
                                                                                   ----------------
    LEISURE, AMUSEMENT, MOTION PICTURES,
       ENTERTAINMENT (0.6%)
    AMC Entertainment, Inc.
       Term Loan
       7.445%, due 1/26/13                                               495,000            499,357
    Bombardier Recreational Products, Inc.
       Term Loan
       7.886%, due 6/28/13                                               455,696            457,975
    Cedar Fair, L.P.
       U.S. Term Loan
       7.82%, due 8/30/12                                                497,500            502,102
    Easton-Bell Sports, Inc.
       Tranche B Term Loan
       7.071%, due 3/16/12                                               496,250            496,457
    Regal Cinemas Corp.
       Term Loan
       7.114%, due 10/27/13                                              238,994            239,271
                                                                                   ----------------
                                                                                          2,195,162
                                                                                   ----------------
    MACHINERY (0.1%)
    RBS Global, Inc.
       Term Loan B
       7.875%, due 7/19/13                                               483,607            484,614
                                                                                   ----------------
    MINING, STEEL, IRON & NON-PRECIOUS
    METALS (0.1%)
    Magnum Coal Co.
       Funded Letter of Credit
       8.57%, due 3/21/13                                                 22,727             22,699
       Term Loan
       8.62%, due 3/21/13                                                225,568            225,286
                                                                                   ----------------
                                                                                            247,985
                                                                                   ----------------
    OIL & GAS (0.1%)
    Babcock & Wilcox Co. (The)
       Synthetic Letter of Credit
       8.114%, due 2/22/12                                               500,000            501,875
                                                                                   ----------------
    PERSONAL & NONDURABLE CONSUMER PRODUCTS
       (0.1%)
    JohnsonDiversey, Inc.
       New Term Loan B
       7.87%, due 12/16/11                                               224,032            225,783
    Solo Cup Co.
       Term Loan B1
       8.82%, due 2/27/11                                                284,510            288,689
                                                                                   ----------------
                                                                                            514,472
                                                                                   ----------------
    PERSONAL TRANSPORTATION (0.1%)
    United Airlines, Inc.

       Tranche B Term Loan
       9.12%, due 2/1/12                                                 435,313            436,323
       Delayed Draw Term Loan
       11.00%, due 2/1/12                                                 62,188             62,332
                                                                                   ----------------
                                                                                            498,655
                                                                                   ----------------
    PRINTING & PUBLISHING (0.6%)
    Hanley Wood LLC
       Delayed Draw Term Loan
       7.61%, due 8/1/12                                                  51,738             51,716
       Closing Date Term Loan
       7.618%, due 8/1/12                                                433,161            432,980
    Merrill Communications LLC
       Term Loan
       7.589%, due 5/15/11                                               495,000            496,547
    Nielsen Finance LLC
       Dollar Term Loan
       8.125%, due 8/9/13                                                498,750            502,462
    R.H. Donnelley, Inc.
       Tranche D2 Term Loan
       6.865%, due 6/30/11                                               494,956            494,097
    Yell Group PLC
       Term Loan B1
       7.32%, due 10/27/12                                               500,000            503,802
                                                                                   ----------------
                                                                                          2,481,604
                                                                                   ----------------
    RETAIL STORE (0.4%)
    Jean Coutu Group (PJC), Inc. (The)
       Term Loan B
       7.875%, due 7/30/11                                               463,060            463,461
    Michaels Stores, Inc.
       Term Loan B
       8.125%, due 10/31/13                                              488,359            491,971
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.602%, due 4/6/13                                                343,544            347,019
    Petco Animal Supplies, Inc.
       Term Loan B
       8.103%, due 10/25/13                                              200,000            202,167
                                                                                   ----------------
                                                                                          1,504,618
                                                                                   ----------------
    TELECOMMUNICATIONS (0.3%)
    PanAmSat Corp.
       Term Loan B2
       7.86%, due 1/3/14                                                 498,750            503,460
    Windstream Corp.
       Tranche B Term Loan
       7.11%, due 7/17/13                                                500,000            503,750
                                                                                   ----------------
                                                                                          1,007,210
                                                                                   ----------------
    UTILITIES (0.4%)
    InfrastruX Group, Inc.
       Delayed Draw Term Loan
       8.231%, due 11/5/12                        (g)                    498,830            468,882
    LSP Gen Finance Co. LLC
       1st Lien Term Loan
       7.114%, due 5/6/13                                                460,795            461,371

       Delayed Draw 1st Lien Term Loan
       7.114%, due 5/6/13                                                 19,825             19,849
    NRG Energy, Inc.
       Credit Link Deposit
       7.364%, due 2/1/13                                                 92,832             93,630
       Term Loan B
       7.364%, due 2/1/13                                                358,557            361,609
                                                                                   ----------------
                                                                                          1,405,341
                                                                                   ----------------
    Total Loan Assignments & Participations
       (Cost $25,314,058)                                                                25,300,114
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (11.6%)

    FEDERAL FARM CREDIT BANK (0.3%)
       5.98%, due 9/15/16                                              1,000,000            996,347
                                                                                   ----------------
    FEDERAL HOME LOAN BANK (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.2%)
       Series VN-2015, Class A
       5.46%, due 11/27/15                                               873,503            870,159
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (0.1%)
       5.50%, due 9/25/13                                                500,000            497,035
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (MORTGAGE PASS-THROUGH SECURITIES) (2.8%)
       4.50%, due 7/1/18                                                 279,841            268,858
       4.50%, due 8/1/20                                                 331,938            318,670
       4.50%, due 3/1/21                                                 827,431            793,753
       4.50%, due 11/1/21                                                496,236            475,974
       4.50%, due 8/1/33                                                 373,666            348,713
       4.50%, due 8/1/35                                                 450,466            419,362
       5.00%, due 12/1/20                                                912,758            892,654
       5.00%, due 4/1/21                                                 925,266            904,887
       5.00%, due 7/1/35                                                 879,441            845,148
       5.00%, due 8/1/35                                                 528,450            507,843
       5.00%, due 10/1/35                                                 91,361             87,799
       5.00%, due 12/1/35                                              1,965,359          1,888,720
       5.50%, due 2/1/18                                                 433,378            432,296
       5.50%, due 2/1/21                                                 368,931            367,029
       5.50%, due 8/1/35                                                  40,077             39,469
       5.50%, due 1/1/36                                                 179,123            176,407
       6.00%, due 8/1/21                                                 485,299            490,795
       6.00%, due 1/1/37                                                 250,000            250,992
       6.50%, due 11/1/16                                                 97,157             99,311
       6.50%, due 2/1/27                                                   1,243              1,272
       6.50%, due 5/1/29                                                 102,842            105,404
       6.50%, due 6/1/29                                                 135,165            138,532
       6.50%, due 7/1/29                                                 210,210            215,447
       6.50%, due 8/1/29                                                 108,965            111,679
       6.50%, due 9/1/29                                                   8,664              8,879
       6.50%, due 10/1/29                                                  1,107              1,135
       6.50%, due 6/1/32                                                  71,919             73,595

       6.50%, due 1/1/37                                                 500,000            508,329
       7.00%, due 3/1/26                                                     864                893
       7.00%, due 9/1/26                                                  25,874             26,721
       7.00%, due 10/1/26                                                    131                134
       7.00%, due 7/1/30                                                   6,045              6,242
       7.00%, due 7/1/32                                                 108,747            112,291
       7.50%, due 1/1/16                                                  17,473             18,067
       7.50%, due 5/1/32                                                  89,390             92,833
       7.75%, due 10/1/07                                                  2,966              2,975
       8.00%, due 11/1/12                                                 21,507             22,176
                                                                                   ----------------
                                                                                         11,055,284
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (0.3%)
       6.00%, due 9/26/13                                              1,000,000            997,860
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (5.9%)
       4.00%, due 12/1/20                                                495,536            463,635
       4.50%, due 7/1/20                                                  67,745             65,028
       4.50%, due 12/1/20                                                699,280            671,237
       4.50%, due 3/1/21                                                  93,172             89,435
       5.00%, due 2/1/21                                                 731,306            715,435
       5.00%, due 6/1/35                                                  46,838             44,969
       5.00%, due 11/1/35                                                485,354            465,988
       5.00%, due 4/1/36                                               3,209,700          3,079,393
       5.00%, due 10/1/36                                                498,724            478,476
       5.50%, due 9/1/18                                                 302,770            302,037
       5.50%, due 8/1/35                                                 906,512            892,138
       5.50%, due 10/1/35                                              2,568,122          2,527,401
       5.50%, due 11/1/35                                                846,599            833,175
       5.50%, due 2/1/36                                                 937,733            922,277
       5.50%, due 4/1/36                                               3,679,702          3,619,646
       5.50%, due 12/1/36                                                492,372            484,257
       5.964%, due 7/1/36                         (b)                    488,527            490,463
       6.00%, due 4/1/19                                                  11,794             11,923
       6.00%, due 12/1/31                                                 11,743             11,830
       6.00%, due 1/1/32                                                  11,198             11,275
       6.00%, due 11/1/35                                                 84,155             84,481
       6.00%, due 1/1/36                                                 521,688            523,709
       6.00%, due 7/1/36                                               2,148,696          2,156,588
       6.00%, due 9/1/36                                               1,691,601          1,697,815
       6.00%, due 10/1/36                                                497,732            499,560
       6.00%, due 11/1/36                                                486,886            488,674
       6.50%, due 8/1/32                                                 112,704            115,257
       6.50%, due 3/1/35                                                 209,277            212,801
       6.50%, due 3/1/36                                                 472,216            480,083
       6.50%, due 9/1/36                                                 483,541            491,597
       7.00%, due 5/1/26                                                  20,367             21,016
       7.00%, due 6/1/26                                                   3,369              3,476
       7.00%, due 7/1/30                                                  58,609             60,470
       7.50%, due 8/1/11                                                   3,720              3,766
       7.50%, due 10/1/11                                                  5,488              5,623
       7.50%, due 10/1/15                                                 98,277            101,160
       8.00%, due 7/1/09                                                   2,288              2,334
       8.00%, due 4/1/10                                                   8,618              8,848
       8.00%, due 10/1/10                                                  4,504              4,624
       8.00%, due 8/1/11                                                   1,824              1,881
       8.00%, due 10/1/11                                                 12,713             13,115

       8.00%, due 11/1/11                                                  2,898              2,989
                                                                                   ----------------
                                                                                         23,159,885
                                                                                   ----------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE
       OBLIGATION) (0.2%)
       Series R005, Class AB
       5.50%, due 12/15/18                                               881,749            878,125
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (0.9%)
       5.00%, due 8/15/33                                                 19,058             18,422
       5.00%, due 2/15/36                                                295,940            285,704
       5.00%, due 9/15/36                                                493,056            476,130
       5.50%, due 9/15/35                                                788,654            780,928
       5.50%, due 11/15/36                                               498,998            493,974
       6.00%, due 1/15/33                                                205,165            207,458
       6.00%, due 11/15/33                                               208,117            210,351
       6.00%, due 11/15/36                                               498,982            503,779
       6.50%, due 4/15/29                                                    338                347
       6.50%, due 5/15/29                                                  1,003              1,030
       6.50%, due 8/15/29                                                     80                 82
       6.50%, due 7/15/31                                                226,197            232,240
       6.50%, due 10/15/31                                                21,827             22,415
       7.00%, due 7/15/11                                                    558                574
       7.00%, due 10/15/11                                                66,261             68,067
       7.00%, due 9/15/23                                                  6,353              6,575
       7.00%, due 7/15/25                                                 15,196             15,735
       7.00%, due 12/15/25                                                16,441             17,024
       7.00%, due 5/15/26                                                 11,183             11,578
       7.00%, due 11/15/27                                                26,975             27,930
       7.00%, due 12/15/27                                               131,983            136,655
       7.00%, due 6/15/28                                                  5,442              5,633
       7.50%, due 3/15/26                                                 11,519             12,033
       7.50%, due 6/15/26                                                    629                657
       7.50%, due 10/15/30                                                48,837             50,977
       8.00%, due 8/15/26                                                  2,297              2,433
       8.00%, due 9/15/26                                                  1,246              1,319
       8.00%, due 10/15/26                                                27,208             28,820
       8.50%, due 11/15/26                                                26,865             28,805
       9.00%, due 11/15/26                                                 6,039              6,535
                                                                                   ----------------
                                                                                          3,654,210
                                                                                   ----------------
    UNITED STATES TREASURY BONDS (0.7%)
       4.50%, due 2/15/36                         (c)                  1,314,000          1,228,180
       5.25%, due 2/15/29                                                500,000            516,641
       6.25%, due 8/15/23                         (c)                  1,000,000          1,136,328
                                                                                   ----------------
                                                                                          2,881,149
                                                                                   ----------------
    UNITED STATES TREASURY NOTES (0.2%)
       4.00%, due 6/15/09                                                500,000            490,176
       4.875%, due 10/31/08                                              400,000            399,359
                                                                                   ----------------
                                                                                            889,535
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $45,830,125)                                                                45,879,589
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BONDS (0.2%)                           (h)

    BEVERAGES (0.1%)
    Molson Coors Capital Finance ULC
       4.85%, due 9/22/10                                                300,000            292,968
                                                                                   ----------------

    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    SIUK PLC
       8.23%, due 2/1/27                                                 250,000            260,244
                                                                                   ----------------
    OIL & GAS (0.0%)                              ++
    EnCana Corp.
       6.30%, due 11/1/11                                                100,000            102,755
                                                                                   ----------------
    PIPELINES (0.0%)                              ++
    TransCanada Pipelines, Ltd.
       5.85%, due 3/15/36                                                100,000             96,937
                                                                                   ----------------
    TRANSPORTATION (0.0%)                         ++
    Canadian National Railway Co.
       7.625%, due 5/15/23                                                50,000             59,376
                                                                                   ----------------
    Total Yankee Bonds
       (Cost $818,090)                                                                      812,280
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $166,201,706)                                                              165,863,137
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (51.4%)

    ADVERTISING (0.0%)                            ++
    Interpublic Group of Cos., Inc. (The)         (i)                        181              2,382
                                                                                   ----------------
    AEROSPACE & DEFENSE (0.7%)
    Boeing Co. (The)                                                      18,223          1,632,052
    Northrop Grumman Corp.                                                 7,799            553,261
    Raytheon Co.                                                           9,882            512,876
                                                                                   ----------------
                                                                                          2,698,189
                                                                                   ----------------
    AGRICULTURE (2.4%)
*   Altria Group, Inc.                                                    78,053          6,821,052
    Reynolds American, Inc.                                               40,006          2,580,387
                                                                                   ----------------
                                                                                          9,401,439
                                                                                   ----------------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                                33,398            504,310
                                                                                   ----------------
    APPAREL (0.5%)
    Jones Apparel Group, Inc.                                             44,218          1,510,487
    NIKE, Inc. Class B                                                     4,441            438,815
                                                                                   ----------------
                                                                                          1,949,302
                                                                                   ----------------
    BANKS (3.9%)
    Bank of America Corp.                                                 70,223          3,692,325
    Bank of New York Co., Inc. (The)                                      41,517          1,661,095
    Comerica, Inc.                                                        24,894          1,476,214
    Mellon Financial Corp.                                                36,598          1,564,198
    National City Corp.                                                   40,539          1,534,401
    Northern Trust Corp.                                                  25,473          1,547,485
    Regions Financial Corp.                       (c)                     73,896          2,679,469
    UnionBanCal Corp.                                                      7,218            466,427

    Wachovia Corp.                                                        12,411            701,221
                                                                                   ----------------
                                                                                         15,322,835
                                                                                   ----------------
    BEVERAGES (0.4%)
    Coca-Cola Co. (The)                                                   20,873            999,399
    PepsiCo, Inc.                                                          9,571            624,412
                                                                                   ----------------
                                                                                          1,623,811
                                                                                   ----------------
    BUILDING MATERIALS (0.3%)
    Masco Corp.                                   (c)                     33,757          1,079,886
                                                                                   ----------------
    CHEMICALS (0.9%)
    E.I. du Pont de Nemours & Co.                 (c)                     26,408          1,308,780
    Lyondell Chemical Co.                                                 64,027          2,024,534
    Sigma-Aldrich Corp.                                                   12,038            456,842
                                                                                   ----------------
                                                                                          3,790,156
                                                                                   ----------------
    COMMERCIAL SERVICES (0.9%)
    Accenture, Ltd. Class A                                               16,376            618,194
    Deluxe Corp.                                                          44,242          1,323,721
    McKesson Corp.                                                        27,537          1,535,188
                                                                                   ----------------
                                                                                          3,477,103
                                                                                   ----------------
    COMPUTERS (2.2%)
    Hewlett-Packard Co.                                                   79,421          3,437,341
    International Business Machines Corp.                                 38,552          3,822,431
    Lexmark International, Inc. Class A           (i)                     25,359          1,598,378
                                                                                   ----------------
                                                                                          8,858,150
                                                                                   ----------------
    COSMETICS & PERSONAL CARE (0.7%)
    Alberto-Culver Co.                                                    74,158          1,695,993
    Procter & Gamble Co. (The)                                            17,103          1,109,472
                                                                                   ----------------
                                                                                          2,805,465
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (3.8%)
    American Express Co.                                                  19,007          1,106,588
    Ameriprise Financial, Inc.                                            41,133          2,425,202
    Charles Schwab Corp. (The)                                           115,665          2,188,382
    CIT Group, Inc.                                                       11,165            658,288
*   Citigroup, Inc.                                                      106,062          5,847,198
    JPMorgan Chase & Co.                                                   9,717            494,887
    Morgan Stanley                                                         8,338            690,303
    Raymond James Financial, Inc.                                         47,114          1,503,879
                                                                                   ----------------
                                                                                         14,914,727
                                                                                   ----------------
    ELECTRIC (1.2%)
    Duke Energy Corp.                                                     19,978            393,367
    Dynegy, Inc. Class A                          (i)                         64                451
    Energy East Corp.                                                     14,147            339,811
    Great Plains Energy, Inc.                     (c)                     10,669            334,260
    Progress Energy, Inc.                                                 44,623          2,121,377
    TXU Corp.                                                             28,935          1,564,805
                                                                                   ----------------
                                                                                          4,754,071
                                                                                   ----------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    Emerson Electric Co.                                                  20,567            924,898
                                                                                   ----------------

    ELECTRONICS (0.1%)
    Applera Corp.-Applied BioSystems Group                                12,873            447,465
                                                                                   ----------------
    ENTERTAINMENT (0.9%)
    Regal Entertainment Group Class A             (c)                    154,422          3,474,495
                                                                                   ----------------
    FOOD (0.1%)
    General Mills, Inc.                                                    8,307            475,493
    Kraft Foods, Inc. Class A                     (c)                      1,936             67,605
                                                                                   ----------------
                                                                                            543,098
                                                                                   ----------------
    GAS (0.1%)
    KeySpan Corp.                                                          9,323            380,378
                                                                                   ----------------
    HEALTH CARE-PRODUCTS (1.1%)
    Becton, Dickinson & Co.                                                9,808            754,627
    C.R. Bard, Inc.                               (c)                      6,207            512,202
    Johnson & Johnson                                                     38,752          2,588,634
    STERIS Corp.                                                          21,123            545,818
    Ventana Medical Systems, Inc.                 (i)                         10                421
                                                                                   ----------------
                                                                                          4,401,702
                                                                                   ----------------
    HEALTH CARE-SERVICES (1.1%)
    Aetna, Inc.                                                           53,390          2,250,922
    WellCare Health Plans, Inc.                   (c) (i)                 28,386          2,199,347
                                                                                   ----------------
                                                                                          4,450,269
                                                                                   ----------------
    HOUSEWARES (0.2%)
    Newell Rubbermaid, Inc.                                               21,690            640,723
                                                                                   ----------------
    INSURANCE (3.0%)
    Allstate Corp. (The)                                                  19,230          1,156,877
    American International Group, Inc.                                    11,866            812,228
    Aon Corp.                                                             29,249          1,048,869
    CNA Financial Corp.                           (i)                     30,806          1,252,264
    Loews Corp.                                                           38,101          1,655,869
    Nationwide Financial Services, Inc. Class A                           15,140            827,401
    Old Republic International Corp.                                     147,337          3,285,615
    St. Paul Travelers Cos., Inc. (The)                                   10,984            558,536
    W.R. Berkley Corp.                                                    40,157          1,328,795
                                                                                   ----------------
                                                                                         11,926,454
                                                                                   ----------------
    INVESTMENT COMPANIES (2.0%)
    Allied Capital Corp.                          (c)                     97,119          2,802,854
*   American Capital Strategies, Ltd.             (c)                    108,764          5,291,369
                                                                                   ----------------
                                                                                          8,094,223
                                                                                   ----------------
    IRON & STEEL (0.0%)                           ++
    Nucor Corp.                                                              374             24,138
                                                                                   ----------------
    LEISURE TIME (0.2%)
    Royal Caribbean Cruises, Ltd.                                         14,785            664,290
                                                                                   ----------------
    MACHINERY - DIVERSIFIED (0.6%)
    Cummins, Inc.                                 (c)                     12,223          1,644,727
    Rockwell Automation, Inc.                                              9,607            588,044
                                                                                   ----------------
                                                                                          2,232,771
                                                                                   ----------------

    MEDIA (1.3%)
    Cablevision Systems Corp. Class A                                    118,405          3,586,487
    CBS Corp. Class B                                                     21,588            672,898
    McGraw-Hill Cos., Inc. (The)                                          11,947            801,405
                                                                                   ----------------
                                                                                          5,060,790
                                                                                   ----------------
    MINING (2.9%)
    Cia Vale do Rio Doce, ADR                     (j)                     19,078            647,317
    Freeport-McMoRan Copper & Gold, Inc.
       Class B                                    (c)                     27,867          1,602,631
    Phelps Dodge Corp.                                                    15,941          1,970,308
*   Southern Copper Corp.                         (c)                    114,765          7,172,812
                                                                                   ----------------
                                                                                         11,393,068
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (1.2%)
    Danaher Corp.                                                         11,136            824,732
    General Electric Co.                                                  67,040          2,416,792
    Honeywell International, Inc.                                         18,655            852,347
    Textron, Inc.                                                          6,266            583,803
                                                                                   ----------------
                                                                                          4,677,674
                                                                                   ----------------
    OIL & GAS (2.2%)
    Chevron Corp.                                                         43,292          3,155,121
    Devon Energy Corp.                                                     9,208            645,389
*   ExxonMobil Corp.                                                      68,620          5,084,742
                                                                                   ----------------
                                                                                          8,885,252
                                                                                   ----------------
    OIL & GAS SERVICES (0.2%)
    Halliburton Co.                                                       26,709            788,984
                                                                                   ----------------
    PACKAGING & CONTAINERS (0.1%)
    Packaging Corp. of America                                            15,489            353,769
                                                                                   ----------------
    PHARMACEUTICALS (3.7%)
    Abbott Laboratories                                                   21,424          1,135,472
    Bristol-Myers Squibb Co.                                              37,400          1,076,746
*   Merck & Co., Inc.                                                    146,069          6,536,588
    Novartis AG, ADR                              (j)                      9,129            526,652
    Pfizer, Inc.                                                         179,705          4,715,459
    Sanofi-Aventis, ADR                           (j)                     14,047            619,192
                                                                                   ----------------
                                                                                         14,610,109
                                                                                   ----------------
    PIPELINES (0.1%)
    Spectra Energy Corp.                          (c)                      9,989            260,913
                                                                                   ----------------
    RETAIL (3.4%)
    American Eagle Outfitters, Inc.                                       57,235          1,853,269
    Family Dollar Stores, Inc.                                            17,389            563,404
    Federated Department Stores, Inc.             (c)                     33,849          1,404,395
    Gap, Inc. (The)                                                       24,119            462,361
    Home Depot, Inc. (The)                                                35,605          1,450,548
    J.C. Penney Co., Inc.                                                  8,333            676,973
    Kohl's Corp.                                  (c) (i)                 20,318          1,440,749
    McDonald's Corp.                                                      34,513          1,530,652
    Nordstrom, Inc.                                                       12,866            716,765
    OfficeMax, Inc.                                                       25,079          1,211,065
    Wal-Mart Stores, Inc.                                                 41,460          1,977,227
                                                                                   ----------------
                                                                                         13,287,408
                                                                                   ----------------

    SAVINGS & LOANS (0.9%)
    Capitol Federal Financial                     (c)                     40,714          1,589,475
    New York Community Bancorp, Inc.                                      23,505            396,999
    Washington Mutual, Inc.                       (c)                     35,622          1,588,385
                                                                                   ----------------
                                                                                          3,574,859
                                                                                   ----------------
    SEMICONDUCTORS (0.7%)
    Applied Materials, Inc.                       (c)                     33,211            588,831
    Intel Corp.                                                           77,754          1,629,724
    Microchip Technology, Inc.                                            13,862            481,843
                                                                                   ----------------
                                                                                          2,700,398
                                                                                   ----------------
    SOFTWARE (1.6%)
    Automatic Data Processing, Inc.                                       14,366            685,545
    IMS Health, Inc.                                                      20,373            587,965
*   Microsoft Corp.                                                      160,905          4,965,528
                                                                                   ----------------
                                                                                          6,239,038
                                                                                   ----------------
    TELECOMMUNICATIONS (5.0%)
*   AT&T, Inc.                                                           200,296          7,537,138
*   Citizens Communications Co.                                          335,591          4,919,764
    Embarq Corp.                                  (c)                     11,552            641,252
    Motorola, Inc.                                                        47,067            934,280
*   Verizon Communications, Inc.                                         152,693          5,881,734
                                                                                   ----------------
                                                                                         19,914,168
                                                                                   ----------------
    TRANSPORTATION (0.5%)
    CSX Corp.                                                             13,520            497,401
    Overseas Shipholding Group, Inc.                                      23,674          1,470,866
                                                                                   ----------------
                                                                                          1,968,267
                                                                                   ----------------
    Total Common Stocks
       (Cost $166,364,158)                                                              203,101,427(p)
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    REAL ESTATE INVESTMENT TRUSTS (3.0%)
    CapitalSource, Inc.                           (c)                     27,982            777,620
    Crescent Real Estate Equities Co.                                     24,565            492,774
    Equity Office Properties Trust                                        52,791          2,932,540
    Healthcare Realty Trust, Inc.                                          2,094             88,744
    iStar Financial, Inc.                                                 30,014          1,505,202
    New Century Financial Corp.                   (c)                    138,865          4,203,444
    New Plan Excel Realty Trust                                           45,714          1,331,192
    Thornburg Mortgage, Inc.                      (c)                     26,257            706,313
                                                                                   ----------------
    Total Real Estate Investment Trusts
       (Cost $11,814,583)                                                                12,037,829(p)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (13.9%)

    COMMERCIAL PAPER (5.6%)
    CAFCO LLC
       5.287%, due 3/6/07                         (k)            $       676,134            676,134
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (k)                  1,454,052          1,454,052

    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                             (k)                  2,181,077          2,181,077
    Countrywide Financial Corp.
       5.29%, due 2/1/07                                                    4,440,000          4,440,000
    Fairway Finance Corp.
       5.292%, due 2/21/07                             (k)                  1,454,051          1,454,051
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                             (k)                    698,317            698,317
    General Electric Capital Corp.
       5.24%, due 2/9/07                                                      360,000            359,581
    Greyhawk Funding LLC
       5.285%, due 2/7/07                              (k)                    727,026            727,026
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                              (k)                    631,165            631,165
    Liberty Street Funding Co.
       5.285%, due 3/2/07                              (k)                  1,420,059          1,420,059
    Old Line Funding LLC
       5.282%, due 2/15/07                             (k)                  1,423,246          1,423,246
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                             (k)                  1,454,051          1,454,051
    Rabobank USA Finance Corp.
       5.26%, due 2/1/07                                                    2,000,000          2,000,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                             (k)                    727,026            727,026
    Variable Funding Capital Co.
       5.272%, due 2/6/07                              (k)                  1,438,117          1,438,118
    Washington Gas Light
       5.23%, due 2/1/07                                                      280,000            280,000
    Yorktown Capital LLC
       5.276%, due 2/8/07                              (k)                    704,718            704,718
                                                                                        ----------------
    Total Commercial Paper
       (Cost $22,068,621)                                                                     22,068,621
                                                                                        ----------------

                                                                           SHARES             VALUE
                                                                      ---------------   ----------------
    INVESTMENT COMPANY (2.1%)
    BGI Institutional Money Market Fund                (k)                  8,198,361          8,198,361
                                                                                        -----------------
    Total Investment Company
       (Cost $8,198,361)                                                                       8,198,361
                                                                                        -----------------

                                                                         PRINCIPAL
                                                                           AMOUNT             VALUE
                                                                      ---------------   ----------------
    REPURCHASE AGREEMENT (0.4%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity 1,817,837
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,894,994 and a Market Value of $1,883,325)    (k)            $     1,817,564          1,817,564
                                                                                        ----------------
    Total Repurchase Agreement
       (Cost $1,817,564)                                                                       1,817,564
                                                                                        ----------------
    TIME DEPOSITS (4.6%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                             (k)                  2,181,077          2,181,077
    Bank of America Corp.
       5.27%, due 3/20/07                              (b) (k)              1,454,051          1,454,051

    BNP Paribas
       5.26%, due 2/8/07                          (k)                  1,454,051          1,454,051
    Calyon
       5.31%, due 2/12/07                         (k)                  1,454,051          1,454,051
    Citigroup, Inc.
       5.325%, due 3/22/07                        (k)                  1,454,051          1,454,051
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (k)                  1,454,051          1,454,051
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (k)                    727,026            727,026
    Rabobank Nederland
       5.29%, due 3/6/07                          (k)                  1,454,051          1,454,051
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (k)                  5,816,206          5,816,206
    Standard Chartered Bank
       5.28%, due 2/9/07                          (k)                    727,026            727,026
                                                                                   ----------------
    Total Time Deposits
       (Cost $18,175,641)                                                                18,175,641
                                                                                   ----------------
    U.S. GOVERNMENT (1.2%)
    United States Treasury Bills
       4.902%, due 4/5/07                         (l)                    250,000            247,821
       4.905%, due 4/12/07                                             4,400,000          4,357,435
       4.913%, due 2/1/07                                                140,000            140,000
                                                                                   ----------------
    Total U.S. Government
       (Cost $4,745,348)                                                                  4,745,256
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $55,005,535)                                                                55,005,443
                                                                                   ----------------
    Total Investments
       (Cost $399,385,982)                        (n)                      110.2%       436,007,836(o)
    Liabilities in Excess of
       Cash and Other Assets                                               (10.2)       (40,435,423)
                                                                      ----------   ----------------
    Net Assets                                                             100.0%  $    395,572,413
                                                                      ==========   ================

                                                                    CONTRACTS         UNREALIZED
                                                                       LONG         APPRECIATION(m)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.0%)                      ++
    Standard & Poor's 500 Index
       Mini March 2007                                                        65   $         45,725
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $4,689,750)              (p)                              $         45,725
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Illiquid security. The total market value of these securities at January 31, 2007 is $202,500, which represents 0.1% of the Fund's net assets.

(e) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(f) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(g) This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i)  Non-income producing security.

(j)  ADR - American Depositary Receipt.

(k) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)  Segregated as collateral for futures contracts.

(m) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(n)  The cost for federal income tax purposes is $400,201,203.

(o) At January 31, 2007 net unrealized appreciation was $35,806,633, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $40,231,185 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,424,552.

(p) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 52.5% of net assets.

MAINSTAY INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (98.4%)                       +
    ASSET-BACKED SECURITIES (0.7%)

    CREDIT CARDS (0.5%)
    Bank One Issuance Trust
       Series 2002-3, Class A3
       3.59%, due 5/17/10                                        $     1,000,000   $        988,780
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                               500,000            490,887
    MBNA Credit Card Master Note Trust
       Series 2005, Class A-6
       4.50%, due 1/15/13                                                500,000            488,826
                                                                                   ----------------
                                                                                          1,968,493
                                                                                   ----------------
    FINANCE - OTHER (0.2%)
    Centex Home Equity
       Series 2004-B, Class AF4
       4.122%, due 1/25/32                                               182,987            177,343
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                         (a)                    250,000            247,664
    Equity One ABS, Inc.
       Series 2003-4, Class AF6
       4.833%, due 10/25/34                                              250,000            246,128
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                                250,000            245,098
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                                96,707             95,539
                                                                                   ----------------
                                                                                          1,011,772
                                                                                   ----------------
    TRANSPORTATION (0.0%)                         ++
    Continental Airlines, Inc.
       Series 1992-2, Class A1
       7.256%, due 3/15/20                                                65,999             71,279
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $3,087,090)                                                                  3,051,544
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (18.6%)

    AIRLINES (0.0%)                               ++
    Southwest Airlines Co.
       5.25%, due 10/1/14                                                 75,000             71,922
                                                                                   ----------------
    BANKS (3.2%)
    Bank of America Corp.
       4.75%, due 8/1/15                                                 250,000            238,642

       5.25%, due 12/1/15                                                200,000            196,231
       5.375%, due 6/15/14                                               250,000            249,334
       5.42%, due 3/15/17                         (a)                    500,000            491,744
       5.625%, due 10/14/16                                              100,000            101,100
       5.875%, due 2/15/09                                               250,000            253,020
    Bank of New York (The)
       3.80%, due 2/1/08                                                 350,000            344,349
    Bank One Corp.
       5.90%, due 11/15/11                                               250,000            254,990
    BB&T Corp.
       5.20%, due 12/23/15                                               200,000            195,111
       6.50%, due 8/1/11                                                 100,000            104,416
    Branch Banking & Trust Co.
       4.875%, due 1/15/13                                               100,000             96,741
    Capital One Bank
       4.25%, due 12/1/08                                                100,000             97,949
       5.125%, due 2/15/14                                               100,000             97,675
    Citigroup, Inc.
       4.70%, due 5/29/15                                                300,000            285,184
       4.875%, due 5/7/15                                                350,000            335,459
       5.00%, due 3/6/07                                                 250,000            249,915
       5.625%, due 8/27/12                                               100,000            101,187
       5.875%, due 2/22/33                                               500,000            497,670
    Fifth Third Bank
       4.75%, due 2/1/15                                                 250,000            237,072
    Fleet National Bank
       5.75%, due 1/15/09                                                250,000            252,066
    HSBC Bank USA N.A.
       3.875%, due 9/15/09                                               100,000             96,742
    JPMorgan Chase & Co.
       4.875%, due 3/15/14                                               250,000            240,573
       5.15%, due 10/1/15                                                500,000            487,367
       5.75%, due 1/2/13                                                 200,000            202,644
       5.875%, due 6/13/16                                               150,000            153,139
       6.75%, due 2/1/11                                                 500,000            523,018
    Key Bank N.A.
       5.00%, due 7/17/07                                                100,000             99,735
       5.80%, due 7/1/14                                                 375,000            380,616
    Marshall & Ilsley Bank
       5.00%, due 1/17/17                                                150,000            142,801
    MBNA America Bank N.A.
       5.375%, due 1/15/08                                               300,000            299,255
    Mellon Funding Corp.
       5.00%, due 12/1/14                                                250,000            241,788
    Mercantile Bankshares Corp.
       Series B
       4.625%, due 4/15/13                                               100,000             95,646
    Mercantile-Safe Deposit & Trust Co.
       5.70%, due 11/15/11                                                50,000             50,574
    National City Bank of Pennsylvania
       6.25%, due 3/15/11                                                250,000            257,380
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                               250,000            248,750
       7.375%, due 12/15/14                                              350,000            378,875
    PNC Bank N.A.
       5.25%, due 1/15/17                                                 75,000             72,796
    PNC Funding Corp.
       7.50%, due 11/1/09                                                100,000            105,202

    Popular North America, Inc.
       4.70%, due 6/30/09                                                100,000             97,691
    Sanwa Bank, Ltd.
       7.40%, due 6/15/11                                                100,000            107,414
    SunTrust Banks, Inc.
       5.05%, due 7/1/07                                                 250,000            249,688
       5.40%, due 4/1/20                                                 100,000             97,107
       5.45%, due 12/1/17                                                100,000             98,467
    Swiss Bank Corp.
       7.75%, due 9/1/26                                                 100,000            120,566
    U.S. Bank N.A.
       4.80%, due 4/15/15                                                100,000             95,045
       6.375%, due 8/1/11                                                250,000            259,652
    UBS AG
       5.875%, due 7/15/16                                               125,000            128,126
    Union Planters Corp.
       7.75%, due 3/1/11                                                 100,000            108,478
    UnionBanCal Corp.
       5.25%, due 12/16/13                                               100,000             97,577
    Wachovia Bank N.A.
       4.85%, due 7/30/07                                                500,000            498,643
       4.875%, due 2/1/15                                                450,000            430,609
       5.00%, due 8/15/15                                                 50,000             48,217
       5.60%, due 3/15/16                                                200,000            200,961
    Wachovia Corp.
       5.25%, due 8/1/14                                                 100,000             98,301
       6.25%, due 8/4/08                                                 250,000            252,448
    Washington Mutual Bank
       5.95%, due 5/20/13                                                350,000            356,275
    Washington Mutual Financial Corp.
       6.875%, due 5/15/11                                               100,000            105,797
    Washington Mutual, Inc.
       5.25%, due 9/15/17                                                175,000            168,110
    Wells Fargo & Co.
       4.625%, due 8/9/10                                                350,000            342,214
    Wells Fargo Bank N.A.
       5.75%, due 5/16/16                                                350,000            355,745
       6.45%, due 2/1/11                                                 500,000            520,413
    World Savings Bank FSB
       4.125%, due 12/15/09                                              100,000             96,751
    Zions Bancorp.
       5.50%, due 11/16/15                                                75,000             73,262
                                                                                   ----------------
                                                                                         13,764,313
                                                                                   ----------------
    CONSUMER (1.3%)
    Altria Group, Inc.
       7.65%, due 7/1/08                                                 100,000            102,725
    Anheuser-Busch Cos., Inc.
       5.95%, due 1/15/33                                                250,000            245,454
    Archer-Daniels-Midland Co.
       8.125%, due 6/1/12                                                250,000            279,732
    Avon Products, Inc.
       5.125%, due 1/15/11                                                50,000             49,411
    Bunge Limited Finance Corp.
       5.35%, due 4/15/14                                                100,000             95,608
    Campbell Soup Co.
       4.875%, due 10/1/13                                               100,000             95,832
    Clorox Co. (The)
       5.00%, due 1/15/15                                                 50,000             48,096

    Coca-Cola Enterprises, Inc.
       7.00%, due 10/1/26                                                100,000            111,194
       8.50%, due 2/1/22                                                 252,000            315,135
    ConAgra Foods, Inc.
       7.00%, due 10/1/28                                                100,000            106,967
       7.875%, due 9/15/10                                                67,000             72,164
    Coors Brewing Co.
       6.375%, due 5/15/12                                                50,000             51,482
    Corn Products International, Inc.
       8.25%, due 7/15/07                                                 50,000             50,471
    Fortune Brands, Inc.
       5.375%, due 1/15/16                                               100,000             94,265
       5.875%, due 1/15/36                                                25,000             22,348
    General Mills, Inc.
       5.125%, due 2/15/07                                               100,000             99,991
       5.70%, due 2/15/17                                                100,000             99,691
       6.00%, due 2/15/12                                                 65,000             66,212
    H.J. Heinz Finance Co.
       6.625%, due 7/15/11                                               300,000            310,866
    Hershey Co. (The)
       5.45%, due 9/1/16                                                 100,000             99,480
    Home Depot, Inc.
       5.40%, due 3/1/16                                                 200,000            193,178
       5.875%, due 12/16/36                                              250,000            243,632
    J.C. Penney Co., Inc.
       6.875%, due 10/15/15                                              150,000            156,299
       7.375%, due 8/15/08                                               151,000            154,196
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                                 350,000            365,019
    Kimberly-Clark Corp.
       6.375%, due 1/1/28                                                100,000            105,409
    Kohl's Corp.
       6.30%, due 3/1/11                                                 100,000            102,915
    Kraft Foods, Inc.
       5.25%, due 10/1/13                                                100,000             98,433
       6.25%, due 6/1/12                                                 250,000            258,604
    Limited Brands, Inc.
       6.125%, due 12/1/12                                                75,000             75,289
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                               100,000             98,678
    Newell Rubbermaid, Inc.
       6.75%, due 3/15/12                                                 50,000             52,211
    Park Place Entertainment Corp.
       7.50%, due 9/1/09                                                 125,000            130,195
    Pepsi Bottling Holdings, Inc.
       5.625%, due 2/17/09                        (a)                    250,000            251,464
    Procter & Gamble Co. (The)
       4.85%, due 12/15/15                                                75,000             71,974
       5.80%, due 8/15/34                                                 75,000             76,139
       6.875%, due 9/15/09                                               250,000            260,264
    Sara Lee Corp.
       6.25%, due 9/15/11                                                150,000            152,278
    Sysco Corp.
       5.375%, due 9/21/35                                               100,000             93,431
    Tyson Foods, Inc.
       6.85%, due 4/1/16                                                  50,000             50,761
    Unilever Capital Corp.
       5.90%, due 11/15/32                                               100,000             99,792

    Wm. Wrigley Jr. Co.
       4.65%, due 7/15/15                                                 50,000             47,029
                                                                                   ----------------
                                                                                          5,554,314
                                                                                   ----------------
    ELECTRIC (1.4%)
    Alabama Power Co.
       Series FF
       5.20%, due 1/15/16                                                 50,000             49,039
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                               200,000            199,484
    Appalachian Power Co.
       Series H
       5.95%, due 5/15/33                                                100,000             96,453
    Arizona Public Service Co.
       6.375%, due 10/15/11                                              100,000            102,372
    CenterPoint Energy Houston Electric LLC
       Series K2
       6.95%, due 3/15/33                                                100,000            110,254
    Dominion Resources, Inc.
       5.00%, due 3/15/13                                                100,000             96,905
       5.15%, due 7/15/15                                                100,000             96,649
       Series B
       6.25%, due 6/30/12                                                150,000            155,201
    DTE Energy Co.
       7.05%, due 6/1/11                                                 250,000            264,229
    Duke Energy Corp.
       6.45%, due 10/15/32                                               250,000            263,769
    Exelon Corp.
       6.75%, due 5/1/11                                                 200,000            208,565
    FirstEnergy Corp.
       Series B
       6.45%, due 11/15/11                                               250,000            260,174
       Series C
       7.375%, due 11/15/31                                              125,000            142,327
    FPL Group Capital, Inc.
       7.375%, due 6/1/09                                                250,000            260,785
    Kansas City Power & Light Co.
       6.50%, due 11/15/11                                                50,000             51,926
    MidAmerican Energy Holdings Co.
       5.875%, due 10/1/12                                               100,000            101,706
       6.125%, due 4/1/36                                                250,000            251,332
    MidAmerican Funding LLC
       6.75%, due 3/1/11                                                 100,000            104,496
    Niagara Mohawk Power Corp.
       7.75%, due 10/1/08                                                 50,000             51,688
    Pacific Gas & Electric Co.
       6.05%, due 3/1/34                                                 250,000            250,151
    Peco Energy Co.
       5.95%, due 10/1/36                                                100,000            100,897
    Pepco Holdings, Inc.
       6.45%, due 8/15/12                                                100,000            103,425
       7.45%, due 8/15/32                                                100,000            114,155
    Progress Energy, Inc.
       5.625%, due 1/15/16                                                50,000             49,828
       6.85%, due 4/15/12                                                400,000            422,813
    PSE&G Power LLC
       7.75%, due 4/15/11                                                100,000            108,244
    PSI Energy, Inc.
       5.00%, due 9/15/13                                                100,000             96,321

    Public Service Electric & Gas Co.
       Series D
       5.25%, due 7/1/35                                                  50,000             45,513
       6.375%, due 5/1/08                                                250,000            252,383
    Puget Sound Energy, Inc.
       6.274%, due 3/15/37                                               100,000            100,654
    San Diego Gas & Electric Co.
       5.35%, due 5/15/35                                                 25,000             23,263
    SCANA Corp.
       6.25%, due 2/1/12                                                 100,000            102,934
    Sempra Energy
       6.00%, due 2/1/13                                                 100,000            101,635
    Southern California Edison Co.
       5.00%, due 1/15/14                                                100,000             96,896
       6.00%, due 1/15/34                                                100,000            101,134
    Southern Power Co.
       Series B
       6.25%, due 7/15/12                                                100,000            103,161
    TXU Electric Delivery Co.
       6.375%, due 5/1/12                                                100,000            102,882
       7.00%, due 9/1/22                                                 100,000            107,029
    Union Electric Co.
       4.65%, due 10/1/13                                                100,000             93,591
       5.40%, due 2/1/16                                                 100,000             97,337
    Virginia Electric and Power Co.
       6.00%, due 1/15/36                                                100,000             99,655
    Wisconsin Energy Corp.
       6.50%, due 4/1/11                                                 175,000            181,288
    Xcel Energy, Inc.
       6.50%, due 7/1/36                                                 100,000            104,515
                                                                                   ----------------
                                                                                          5,827,058
                                                                                   ----------------
    ENERGY (0.9%)
    Amerada Hess Corp.
       7.30%, due 8/15/31                                                100,000            110,794
    Amoco Co.
       6.50%, due 8/1/07                                                 250,000            251,126
    Anadarko Finance Co.
       6.75%, due 5/1/11                                                 100,000            104,160
    Apache Corp.
       6.00%, due 1/15/37                                                150,000            149,380
    Atmos Energy Corp.
       4.00%, due 10/15/09                                               100,000             96,214
    Burlington Resources, Inc.
       7.375%, due 3/1/29                                                104,000            120,799
    ConocoPhillips
       5.90%, due 10/15/32                                               250,000            250,303
    Consolidated Edison Co. of New York, Inc.
       5.625%, due 7/1/12                                                100,000            100,953
       6.20%, due 6/15/36                                                100,000            103,088
    Constellation Energy Group, Inc.
       6.125%, due 9/1/09                                                100,000            101,717
    Consumers Energy Co.
       Series B
       5.375%, due 4/15/13                                               100,000             98,448
    Cooper Industries, Inc.
       5.25%, due 11/15/12                                                50,000             49,204
    Devon Financing Corp. LLC
       6.875%, due 9/30/11                                               400,000            421,433

    Enterprise Products Operating, L.P.
       Series B
       6.875%, due 3/1/33                                                200,000            209,866
    Florida Power & Light Co.
       5.95%, due 10/1/33                                                100,000            101,945
    Halliburton Co.
       5.50%, due 10/15/10                                               100,000             99,925
    Hess Corp.
       6.65%, due 8/15/11                                                 50,000             52,093
    Kinder Morgan Energy Partners, L.P.
       5.80%, due 3/15/35                                                250,000            230,531
       6.75%, due 3/15/11                                                200,000            208,327
       7.125%, due 3/15/12                                               150,000            159,571
    Kinder Morgan, Inc.
       5.15%, due 3/1/15                                                 100,000             91,032
    Marathon Oil Corp.
       6.80%, due 3/15/32                                                100,000            109,888
    Northern States Power Co.
       6.875%, due 8/1/09                                                100,000            103,206
    PPL Energy Supply LLC
       5.40%, due 8/15/14                                                100,000             97,443
    Texaco Capital, Inc.
       9.75%, due 3/15/20                                                176,000            241,883
    Valero Energy Corp.
       7.50%, due 4/15/32                                                100,000            113,385
    XTO Energy, Inc.
       4.90%, due 2/1/14                                                  75,000             71,125
                                                                                   ----------------
                                                                                          3,847,839
                                                                                   ----------------
    FINANCE - OTHER (3.0%)
    American Express Travel Related Services
       Co., Inc.
       Series E
       3.625%, due 2/20/09                                               250,000            241,361
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                                 100,000             97,534
    AvalonBay Communities, Inc.
       4.95%, due 3/15/13                                                100,000             96,595
    Barrick Gold Finance Co.
       4.875%, due 11/15/14                                               50,000             47,424
    Bear Stearns Cos., Inc. (The)
       5.35%, due 2/1/12                                                 100,000             99,737
       5.55%, due 1/22/17                                                100,000             98,871
       5.70%, due 11/15/14                                               250,000            252,178
    Boston Properties, Inc.
       6.25%, due 1/15/13                                                100,000            103,608
    Brandywine Operating Partnership, L.P.
       4.50%, due 11/1/09                                                125,000            121,450
    BRE Properties, Inc.
       5.75%, due 9/1/09                                                 100,000            100,216
    Camden Property Trust
       4.375%, due 1/15/10                                               100,000             97,113
    Capital One Financial Corp.
       5.25%, due 2/21/17                                                100,000             96,557
       6.15%, due 9/1/16                                                  75,000             76,894
    CarrAmerica Realty Corp.
       3.625%, due 4/1/09                                                 50,000             48,002
    Chelsea Property Group, Inc.
       6.00%, due 1/15/13                                                100,000            102,008

    Colonial Realty, L.P.
       4.80%, due 4/1/11                                                  50,000             48,269
    Countrywide Financial Corp.
       6.25%, due 5/15/16                                                100,000            102,421
    Countrywide Home Loans, Inc.
       3.25%, due 5/21/08                                                250,000            243,362
       5.625%, due 5/15/07                                               100,000            100,059
    Credit Suisse First Boston USA, Inc.
       3.875%, due 1/15/09                                               125,000            121,871
       4.875%, due 1/15/15                                               350,000            337,293
       5.125%, due 1/15/14                                               100,000             98,471
       5.25%, due 3/2/11                                                 100,000             99,830
       6.125%, due 11/15/11                                              250,000            258,370
       6.50%, due 1/15/12                                                250,000            262,430
    D.R. Horton, Inc.
       4.875%, due 1/15/10                                               100,000             97,888
    Deutsche Bank Financial, Inc.
       7.50%, due 4/25/09                                                125,000            130,180
    Developers Diversified Realty Corp.
       3.875%, due 1/30/09                                               100,000             96,781
       5.00%, due 5/3/10                                                  50,000             49,161
    EOP Operating, L.P.
       4.75%, due 3/15/14                                                100,000             98,605
       7.75%, due 11/15/07                                               425,000            432,684
    ERP Operating, L.P.
       5.375%, due 8/1/16                                                 50,000             49,072
       6.95%, due 3/2/11                                                 100,000            105,376
    Golden West Financial Corp.
       4.75%, due 10/1/12                                                100,000             96,688
    Goldman Sachs Group, Inc. (The)
       4.75%, due 7/15/13                                                250,000            240,029
       5.15%, due 1/15/14                                                625,000            609,756
       5.35%, due 1/15/16                                                350,000            342,246
       5.70%, due 9/1/12                                                 450,000            456,059
       5.75%, due 10/1/16                                                150,000            150,645
       6.45%, due 5/1/36                                                 100,000            102,522
    Goldman Sachs Group, L.P.
       5.00%, due 10/1/14                                                100,000             96,459
    Hospitality Properties Trust
       5.125%, due 2/15/15                                                50,000             47,206
    Kimco Realty Corp.
       5.783%, due 3/15/16                                                50,000             50,263
    Lehman Brothers Holdings, Inc.
       5.25%, due 2/6/12                                                 250,000            248,401
       5.50%, due 4/4/16                                                 200,000            198,466
       5.75%, due 1/3/17                                                 100,000            100,391
       6.625%, due 1/18/12                                               150,000            157,891
       7.00%, due 2/1/08                                                 250,000            253,515
    Liberty Property, L.P.
       5.125%, due 3/2/15                                                100,000             95,855
       8.50%, due 8/1/10                                                 100,000            108,978
    Mack-Cali Realty, L.P.
       5.05%, due 4/15/10                                                201,000            197,309
    Merrill Lynch & Co., Inc.
       Series C
       5.00%, due 1/15/15                                                150,000            145,241
       Series B
       5.30%, due 9/30/15                                                250,000            245,732
       5.77%, due 7/25/11                                                200,000            203,863
       6.00%, due 2/17/09                                                250,000            253,314

       6.05%, due 5/16/16                                                175,000            179,693
       6.11%, due 1/29/37                                                100,000             98,780
    Morgan Stanley
       3.625%, due 4/1/08                                                250,000            244,852
       4.75%, due 4/1/14                                                 100,000             94,847
       5.375%, due 10/15/15                                              275,000            271,017
       Series E
       5.45%, due 1/9/17                                                 225,000            220,191
       5.625%, due 1/9/12                                                350,000            353,640
       6.60%, due 4/1/12                                                 175,000            184,126
       6.75%, due 10/15/13                                               175,000            186,085
    National Rural Utilities Cooperative
       Finance Corp.
       5.75%, due 8/28/09                                                250,000            252,660
       Series C
       7.25%, due 3/1/12                                                  50,000             54,127
       8.00%, due 3/1/32                                                  75,000             94,720
    Pricoa Global Funding I
       4.20%, due 1/15/10                         (a)                    100,000             96,424
       4.625%, due 6/25/12                        (a)                    100,000             95,557
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                                50,000             49,731
    ProLogis
       5.625%, due 11/15/15                                               50,000             49,587
       5.625%, due 11/15/16                                              100,000             99,068
    Regency Centers, L.P.
       5.25%, due 8/1/15                                                 100,000             96,289
    Residential Capital Corp.
       6.125%, due 11/21/08                                              350,000            351,162
       6.375%, due 6/30/10                                               300,000            302,505
    Security Capital Group
       7.95%, due 5/15/08                                                100,000            101,760
    Simon Property Group, L.P.
       3.75%, due 1/30/09                                                 50,000             48,511
       5.25%, due 12/1/16                                                100,000             96,791
       5.375%, due 8/28/08                                               100,000             99,843
       5.45%, due 3/15/13                                                100,000             99,520
    SLM Corp.
       5.625%, due 8/1/33                                                250,000            236,215
    Synovus Financial Corp.
       4.875%, due 2/15/13                                                50,000             48,494
    Western Union Co. (The)
       5.93%, due 10/1/16                         (a)                    130,000            128,486
                                                                                   ----------------
                                                                                         13,047,181
                                                                                   ----------------
    GAS (0.2%)
    AGL Capital Corp.
       4.45%, due 4/15/13                                                100,000             92,726
    Anadarko Petroleum Corp.
       5.95%, due 9/15/16                                                200,000            198,257
       6.45%, due 9/15/36                                                100,000             99,079
    KeySpan Corp.
       4.65%, due 4/1/13                                                 100,000             94,635
    NiSource Finance Corp.
       6.15%, due 3/1/13                                                 175,000            177,886
    ONEOK, Inc.
       5.51%, due 2/16/08                                                100,000             99,881
       7.125%, due 4/15/11                                               100,000            105,170
                                                                                   ----------------
                                                                                            867,634
                                                                                   ----------------

    INDEPENDENT (1.4%)
    American General Finance Corp.
       Series H
       4.00%, due 3/15/11                                                250,000            236,994
       Series I
       5.40%, due 12/1/15                                                350,000            344,753
    Ameriprise Financial, Inc.
       5.35%, due 11/15/10                                               100,000             99,945
    CIT Group, Inc.
       5.40%, due 1/30/16                                                150,000            146,875
       5.75%, due 9/25/07                                                250,000            250,600
       7.75%, due 4/2/12                                                 250,000            274,881
    CitiFinancial Credit Co.
       8.70%, due 6/15/10                                                227,000            249,369
    CRH America, Inc.
       6.00%, due 9/30/16                                                100,000            100,936
    General Electric Capital Corp.
       4.875%, due 10/21/10                                              200,000            197,542
       5.00%, due 1/8/16                                                 375,000            363,894
       6.00%, due 6/15/12                                              1,125,000          1,158,876
       Series A
       6.75%, due 3/15/32                                                500,000            565,971
    HSBC Finance Corp.
       5.00%, due 6/30/15                                                250,000            241,602
       5.50%, due 1/19/16                                                750,000            747,674
       6.375%, due 10/15/11                                              550,000            572,367
       6.40%, due 6/17/08                                                250,000            253,233
    International Lease Finance Corp.
       Series O
       4.375%, due 11/1/09                                               250,000            243,545
    Toll Brothers Finance Corp.
       5.15%, due 5/15/15                                                 50,000             46,087
                                                                                   ----------------
                                                                                          6,095,144
                                                                                   ----------------
    INSURANCE (1.0%)
    Aegon Funding Corp.
       5.75%, due 12/15/20                                               100,000            100,266
    Aetna, Inc.
       6.00%, due 6/15/16                         (b)                     75,000             77,138
       7.875%, due 3/1/11                                                100,000            108,666
    AIG SunAmerica Global Financing VI
       6.30%, due 5/10/11                         (a)                    250,000            259,041
    Allstate Corp. (The)
       5.00%, due 8/15/14                                                275,000            267,079
       5.95%, due 4/1/36                                                  50,000             50,099
       7.20%, due 12/1/09                                                100,000            104,794
    American International Group, Inc.
       4.70%, due 10/1/10                                                100,000             97,980
       6.25%, due 5/1/36                                                  50,000             52,473
    Aon Corp.
       7.375%, due 12/14/12                                              100,000            108,072
    Assurant, Inc.
       5.625%, due 2/15/14                                               100,000             99,096
    Berkshire Hathaway Finance Corp.
       4.85%, due 1/15/15                                                400,000            385,970
    Chubb Corp.
       5.20%, due 4/1/13                                                 100,000             98,753
    CIGNA Corp.
       7.00%, due 1/15/11                                                125,000            130,871

    Genworth Financial, Inc.
       Class A
       4.95%, due 10/1/15                                                 75,000             71,803
       5.75%, due 6/15/14                                                 50,000             50,630
    Hartford Financial Services Group, Inc. (The)
       5.50%, due 10/15/16                                                75,000             74,420
       5.55%, due 8/16/08                                                100,000            100,220
       7.90%, due 6/15/10                                                100,000            107,650
    Lincoln National Corp.
       4.75%, due 2/15/14                                                150,000            142,280
    Marsh & McLennan Cos., Inc.
       5.375%, due 7/15/14                                               100,000             96,928
    MetLife, Inc.
       5.00%, due 11/24/13                                                50,000             48,690
       5.00%, due 6/15/15                                                225,000            216,688
       5.70%, due 6/15/35                                                100,000             96,396
       6.125%, due 12/1/11                                               100,000            103,105
    Nationwide Financial Services, Inc.
       5.10%, due 10/1/15                                                 25,000             23,858
    Progressive Corp. (The)
       6.25%, due 12/1/32                                                 50,000             52,505
    Protective Life Corp.
       4.875%, due 11/1/14                                               100,000             95,367
    Prudential Financial, Inc.
       Series B
       5.10%, due 9/20/14                                                100,000             97,029
       5.70%, due 12/14/36                                               100,000             95,981
    SAFECO Corp.
       4.20%, due 2/1/08                                                 100,000             98,514
    St. Paul Travelers Cos., Inc. (The)
       5.50%, due 12/1/15                                                100,000             98,904
    Travelers Property Casualty Corp.
       5.00%, due 3/15/13                                                100,000             97,160
    UnitedHealth Group, Inc.
       5.00%, due 8/15/14                                                100,000             96,711
       5.375%, due 3/15/16                                               100,000             98,405
    WellPoint, Inc.
       5.95%, due 12/15/34                                               150,000            147,384
                                                                                   ----------------
                                                                                          4,050,926
                                                                                   ----------------
    MANUFACTURING (2.1%)
    Alcoa, Inc.
       6.00%, due 1/15/12                                                250,000            255,880
    American Standard, Inc.
       7.375%, due 2/1/08                                                 50,000             50,684
    Black & Decker Corp.
       4.75%, due 11/1/14                                                 50,000             45,535
    Boeing Co. (The)
       6.125%, due 2/15/33                                               250,000            266,438
    Bottling Group LLC
       5.50%, due 4/1/16                                                 100,000             99,424
    Caterpillar, Inc.
       5.30%, due 9/15/35                                                313,000            290,021
    Centex Corp.
       6.50%, due 5/1/16                                                  50,000             51,072
       7.50%, due 1/15/12                                                100,000            106,683
    Computer Sciences Corp.
       5.00%, due 2/15/13                                                100,000             95,630
    CRH America, Inc.

       5.30%, due 10/15/13                                               100,000             97,120
    DaimlerChrysler NA Holding Corp.
       4.05%, due 6/4/08                                                 250,000            244,823
       4.875%, due 6/15/10                                               100,000             97,480
       7.75%, due 1/18/11                                                150,000            160,194
       8.50%, due 1/18/31                                                300,000            355,449
    Deere & Co.
       6.95%, due 4/25/14                                                 50,000             54,051
    Dover Corp.
       5.375%, due 10/15/35                                               50,000             46,843
    Dow Chemical Co. (The)
       6.00%, due 10/1/12                                                200,000            204,722
       8.55%, due 10/15/09                                                50,000             53,755
    E.I. du Pont de Nemours & Co.
       4.75%, due 11/15/12                                               280,000            270,183
    Eastman Chemical Co.
       7.25%, due 1/15/24                                                100,000            104,583
    Electronic Data Systems Corp.
       Series B
       6.50%, due 8/1/13                                                 100,000             99,999
    Emerson Electric Co.
       7.125%, due 8/15/10                                               250,000            263,925
    First Data Corp.
       4.70%, due 8/1/13                                                 100,000             94,121
    General Dynamics Corp.
       4.25%, due 5/15/13                                                100,000             94,214
    Goodrich Corp.
       7.00%, due 4/15/38                                                 50,000             53,177
    Hewlett-Packard Co.
       3.625%, due 3/15/08                                               250,000            245,215
    Honeywell International, Inc.
       5.40%, due 3/15/16                                                 50,000             49,748
       7.50%, due 3/1/10                                                 100,000            106,239
    ICI Wilmington, Inc.
       4.375%, due 12/1/08                                               100,000             97,989
    International Business Machines Corp.
       4.25%, due 9/15/09                                                150,000            146,447
       5.875%, due 11/29/32                                              100,000            100,720
       6.50%, due 1/15/28                                                100,000            107,786
       7.50%, due 6/15/13                                                100,000            110,731
    International Paper Co.
       5.25%, due 4/1/16                                                 100,000             94,162
       5.85%, due 10/30/12                                                25,000             25,258
    John Deere Capital Corp.
       7.00%, due 3/15/12                                                250,000            265,966
    Johnson Controls, Inc.
       5.50%, due 1/15/16                                                 50,000             48,657
       6.00%, due 1/15/36                                                 50,000             47,693
    Lennar Corp.
       Series B
       5.125%, due 10/1/10                                               100,000             98,157
       Series B
       5.60%, due 5/31/15                                                 50,000             48,055
    Litton Industries, Inc.
       8.00%, due 10/15/09                                               100,000            105,865
    Lockheed Martin Corp.
       6.15%, due 9/1/36                                                  50,000             52,168
       7.65%, due 5/1/16                                                 250,000            286,497
    Lubrizol Corp.

       5.50%, due 10/1/14                                                100,000             96,958
    Masco Corp.
       4.80%, due 6/15/15                                                200,000            181,137
    MDC Holdings, Inc.
       5.375%, due 7/1/15                                                 50,000             46,674
    MeadWestvaco Corp.
       6.85%, due 4/1/12                                                 100,000            104,944
    Medtronic, Inc.
       Series B
       4.75%, due 9/15/15                                                 50,000             47,125
    Minnesota Mining & Manufacturing
       6.375%, due 2/15/28                                               100,000            107,818
    Monsanto Co.
       7.375%, due 8/15/12                                               100,000            108,785
    Motorola, Inc.
       7.50%, due 5/15/25                                                100,000            110,876
    Newmont Mining Corp.
       8.625%, due 5/15/11                                                50,000             55,685
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                               100,000            106,107
       7.75%, due 2/15/31                                                 50,000             61,209
       7.875%, due 3/1/26                                                100,000            121,169
    Owens Corning, Inc.
       6.50%, due 12/1/16                         (a)                    100,000            101,499
    Pitney Bowes, Inc.
       3.875%, due 6/15/13                                               150,000            136,549
    Praxair, Inc.
       3.95%, due 6/1/13                                                 100,000             91,911
    Pulte Homes, Inc.
       7.875%, due 8/1/11                                                100,000            108,016
    Raytheon Co.
       5.50%, due 11/15/12                                               100,000            100,019
       6.40%, due 12/15/18                                               350,000            372,597
    Rohm & Haas Co.
       7.85%, due 7/15/29                                                100,000            118,077
    Textron Financial Corp.
       4.125%, due 3/3/08                                                125,000            123,292
    Textron, Inc.
       4.50%, due 8/1/10                                                 100,000             97,143
    Toyota Motor Credit Corp.
       4.25%, due 3/15/10                                                100,000             97,368
       5.45%, due 5/18/11                                                150,000            151,474
    United Technologies Corp.
       4.875%, due 5/1/15                                                100,000             96,039
       5.40%, due 5/1/35                                                 100,000             95,131
       6.35%, due 3/1/11                                                 250,000            258,750
    Weyerhaeuser Co.
       6.75%, due 3/15/12                                                200,000            210,128
       7.375%, due 3/15/32                                               100,000            106,251
                                                                                   ----------------
                                                                                          9,006,090
                                                                                   ----------------
    SERVICE (2.7%)
    Abbott Laboratories
       5.875%, due 5/15/16                                               200,000            205,374
    Allergan, Inc.
       5.75%, due 4/1/16                                                  50,000             50,172
    Amgen, Inc.
       4.85%, due 11/18/14                                               100,000             96,287
    AT&T, Inc.

       6.80%, due 5/15/36                                                250,000            265,710
    Baxter International, Inc.
       4.625%, due 3/15/15                                                50,000             46,916
    Belo Corp.
       8.00%, due 11/1/08                                                100,000            103,677
    Boston Scientific Corp.
       6.25%, due 11/15/15                                                50,000             50,262
    Bristol-Myers Squibb Co.
       5.875%, due 11/15/36                                              150,000            149,047
       7.15%, due 6/15/23                                                 50,000             56,610
    Cardinal Health, Inc.
       5.85%, due 12/15/17                                               100,000             98,807
       6.25%, due 7/15/08                                                100,000            100,860
    Cisco Systems, Inc.
       5.50%, due 2/22/16                                                275,000            274,410
    Clear Channel Communications, Inc.
       5.50%, due 9/15/14                                                100,000             88,423
       6.875%, due 6/15/18                                               100,000             91,386
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                               250,000            284,853
    Comcast Cable Communications, Inc.
       7.125%, due 6/15/13                                               400,000            431,477
    Comcast Corp.
       4.95%, due 6/15/16                                                100,000             93,617
       5.65%, due 6/15/35                                                200,000            182,044
       6.45%, due 3/15/37                                                250,000            250,806
    Cox Communications, Inc.
       3.875%, due 10/1/08                                                40,000             39,011
       5.45%, due 12/15/14                                               100,000             97,746
       7.125%, due 10/1/12                                               200,000            214,424
    CVS Corp.
       4.875%, due 9/15/14                                                50,000             47,508
    Eli Lilly & Co.
       4.50%, due 3/15/18                                                100,000             91,322
       7.125%, due 6/1/25                                                100,000            114,943
    Federated Department Stores, Inc.
       6.625%, due 9/1/08                                                100,000            101,372
    FedEx Corp.
       2.65%, due 4/1/07                                                  50,000             49,780
    Gannett Co., Inc.
       5.75%, due 6/1/11                                                 100,000            100,370
    Genentech, Inc.
       4.75%, due 7/15/15                                                100,000             95,179
    GlaxoSmithKline Capital, Inc.
       4.375%, due 4/15/14                                               100,000             93,665
    Harrah's Operating Co., Inc.
       5.375%, due 12/15/13                                              100,000             89,161
       5.625%, due 6/1/15                                                 50,000             43,399
    Hillenbrand Industries, Inc.
       4.50%, due 6/15/09                                                130,000            127,093
    Historic TW, Inc.
       6.625%, due 5/15/29                                               250,000            252,882
       6.95%, due 1/15/28                                                200,000            210,091
    Johnson & Johnson
       6.95%, due 9/1/29                                                 100,000            118,177
    Kroger Co. (The)
       5.50%, due 2/1/13                                                 250,000            246,744
    Lowe's Cos., Inc.
       5.50%, due 10/15/35                                               100,000             91,908

       5.80%, due 10/15/36                                               200,000            191,793
       6.875%, due 2/15/28                                               100,000            109,735
    Marriott International, Inc.
       4.625%, due 6/15/12                                                50,000             47,263
    May Department Stores Co. (The)
       5.95%, due 11/1/08                                                 50,000             50,273
       6.65%, due 7/15/24                                                 50,000             49,439
       6.70%, due 9/15/28                                                100,000             97,433
    McKesson Corp.
       7.75%, due 2/1/12                                                  50,000             53,947
    Merck & Co., Inc.
       4.75%, due 3/1/15                                                 250,000            238,151
    News America, Inc.
       5.30%, due 12/15/14                                               300,000            294,721
       6.40%, due 12/15/35                                               175,000            174,297
       7.25%, due 5/18/18                                                100,000            110,135
    Oracle Corp.
       5.00%, due 1/15/11                                                200,000            197,534
       5.25%, due 1/15/16                                                100,000             98,111
    Pfizer, Inc.
       4.65%, due 3/1/18                                                 300,000            279,995
    Quest Diagnostics, Inc.
       5.125%, due 11/1/10                                                50,000             49,056
       7.50%, due 7/12/11                                                 50,000             53,441
    R.R. Donnelley & Sons Co.
       5.50%, due 5/15/15                                                100,000             94,643
    Republic Services, Inc.
       6.75%, due 8/15/11                                                 50,000             52,129
    Safeway, Inc.
       5.80%, due 8/15/12                                                200,000            200,341
    Schering-Plough Corp.
       6.75%, due 12/1/33                                                100,000            107,892
    Science Applications International Corp.
       6.25%, due 7/1/12                                                 100,000            102,607
    Target Corp.
       5.875%, due 3/1/12                                                250,000            255,529
       6.35%, due 11/1/32                                                150,000            158,964
    Teva Pharmaceutical Finance LLC
       6.15%, due 2/1/36                                                  50,000             48,202
    Time Warner, Inc.
       6.75%, due 4/15/11                                                250,000            260,797
       6.875%, due 5/1/12                                                175,000            185,006
       7.625%, due 4/15/31                                               150,000            168,137
    Viacom, Inc.
       5.50%, due 5/15/33                                                100,000             83,339
       5.625%, due 8/15/12                                               350,000            344,167
       6.875%, due 4/30/36                                               250,000            249,027
    Wal-Mart Stores, Inc.
       4.75%, due 8/15/10                                                150,000            147,549
       5.25%, due 9/1/35                                                 350,000            318,746
       6.875%, due 8/10/09                                               250,000            259,577
    Walt Disney Co. (The)
       Series B
       5.875%, due 12/15/17                                              125,000            127,914
       6.375%, due 3/1/12                                                250,000            261,258
    Waste Management, Inc.
       5.00%, due 3/15/14                                                 50,000             47,749
       7.125%, due 12/15/17                                              100,000            109,040
       7.75%, due 5/15/32                                                 75,000             85,728

    WellPoint, Inc.
       6.80%, due 8/1/12                                                 100,000            105,434
    Wyeth
       5.50%, due 3/15/13                                                250,000            250,853
       5.50%, due 2/1/14                                                  50,000             49,914
       6.00%, due 2/15/36                         (b)                     50,000             50,760
       6.45%, due 2/1/24                                                 100,000            105,739
    Yum! Brands, Inc.
       8.875%, due 4/15/11                                               100,000            111,486
                                                                                   ----------------
                                                                                         11,583,364
                                                                                   ----------------
    TELECOM (1.1%)
    ALLTEL Corp.
       7.00%, due 7/1/12                                                 250,000            260,933
    BellSouth Corp.
       5.20%, due 9/15/14                                                100,000             97,277
       6.00%, due 11/15/34                                               100,000             95,510
       6.875%, due 10/15/31                                              250,000            263,484
    CenturyTel, Inc.
       Series F
       6.30%, due 1/15/08                                                100,000            100,559
       Series H
       8.375%, due 10/15/10                                              100,000            108,377
    Cingular Wireless LLC
       6.50%, due 12/15/11                                               100,000            104,431
    Embarq Corp.
       7.995%, due 6/1/36                                                200,000            207,867
    Harris Corp.
       5.00%, due 10/1/15                                                 50,000             46,690
    New Cingular Wireless Services, Inc.
       8.125%, due 5/1/12                                                100,000            111,949
       8.75%, due 3/1/31                                                 100,000            129,320
    SBC Communications, Inc.
       5.10%, due 9/15/14                                                700,000            677,078
       5.875%, due 2/1/12                                                100,000            101,755
       6.15%, due 9/15/34                                                250,000            245,582
    Sprint Capital Corp.
       6.875%, due 11/15/28                                              300,000            298,616
       7.625%, due 1/30/11                                               100,000            106,784
       8.375%, due 3/15/12                                               500,000            554,849
       8.75%, due 3/15/32                                                100,000            118,729
    Verizon Global Funding Corp.
       5.85%, due 9/15/35                                                200,000            189,004
       6.125%, due 6/15/07                                               250,000            250,638
       7.75%, due 12/1/30                                                350,000            407,080
    Verizon Pennsylvania, Inc.
       Series A
       5.65%, due 11/15/11                                               250,000            250,411
                                                                                   ----------------
                                                                                          4,726,923
                                                                                   ----------------
    TRANSPORTATION (0.3%)
    Burlington Northern Santa Fe Corp.
       6.20%, due 8/15/36                                                 50,000             50,337
       6.75%, due 7/15/11                                                100,000            104,946
       7.125%, due 12/15/10                                              100,000            105,788
    CSX Corp.
       6.30%, due 3/15/12                                                100,000            103,122
    CSX Transportation, Inc.
       7.875%, due 5/15/43                                               100,000            122,435

    Norfolk Southern Corp.
       6.00%, due 4/30/08                                                100,000            100,647
       7.05%, due 5/1/37                                                 100,000            113,257
       7.25%, due 2/15/31                                                100,000            114,950
    TTX Co.
       5.00%, due 4/1/12                          (a)                    100,000             97,207
    Union Pacific Corp.
       5.375%, due 5/1/14                                                250,000            246,521
       6.125%, due 1/15/12                                               100,000            102,577
       6.65%, due 1/15/11                                                100,000            104,054
       7.00%, due 2/1/16                                                  50,000             54,376
                                                                                   ----------------
                                                                                          1,420,217
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $80,656,533)                                                                79,862,925
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN BONDS (3.7%)

    BANKS (0.5%)
    Abbey National PLC
       7.95%, due 10/26/29                                               100,000            125,389
    Bank of Tokyo-Mitsubishi, Ltd. (The)
       8.40%, due 4/15/10                                                100,000            108,262
    HSBC Holdings PLC
       7.50%, due 7/15/09                                                250,000            262,406
    International Bank of Reconstruction &
       Development
       (zero coupon), due 3/11/31                                        504,000            136,234
    Kreditanstalt fuer Wiederaufbau
       3.375%, due 1/23/08                                               550,000            538,234
    Landwirtschaftliche Rentenbank
       Series 5
       3.25%, due 6/16/08                                                250,000            243,376
    Royal Bank of Canada
       5.65%, due 7/20/11                                                150,000            152,128
    Royal Bank of Scotland Group PLC
       5.00%, due 11/12/13                                               100,000             97,065
       5.05%, due 1/8/15                                                 100,000             96,895
    UFJ Finance Aruba AEC
       6.75%, due 7/15/13                                                100,000            105,984
    Westpac Banking Corp.
       4.625%, due 6/1/18                                                 50,000             45,753
                                                                                   ----------------
                                                                                          1,911,726
                                                                                   ----------------
    CONSUMER (0.1%)
    Diageo Capital PLC
       3.375%, due 3/20/08                                               250,000            244,457
       5.125%, due 1/30/12                                               100,000             98,553
       5.875%, due 9/30/36                                               150,000            145,186
                                                                                   ----------------
                                                                                            488,196
                                                                                   ----------------
    ELECTRIC (0.0%)                               ++
    Scottish Power PLC
       5.375%, due 3/15/15                                               100,000             98,071
                                                                                   ----------------
    ENERGY (0.1%)
    Apache Finance Canada Corp.
       4.375%, due 5/15/15                                               100,000             92,153
    Canadian Natural Resources, Ltd.

       6.50%, due 2/15/37                                                 75,000             74,850
    EnCana Corp.
       6.50%, due 8/15/34                                                 85,000             87,151
    Transocean, Inc.
       7.375%, due 4/15/18                                               100,000            108,981
                                                                                   ----------------
                                                                                            363,135
                                                                                   ----------------
    FOREIGN SOVEREIGN (1.1%)
    Canadian Government
       5.25%, due 11/5/08                                                500,000            501,299
    Malaysian Government
       7.50%, due 7/15/11                                                100,000            108,081
    Republic of Chile
       5.50%, due 1/15/13                                                100,000            100,450
    Republic of Finland
       4.75%, due 3/6/07                                                 250,000            249,819
    Republic of Italy
       5.625%, due 6/15/12                                               750,000            764,904
       6.875%, due 9/27/23                                               750,000            855,668
    Republic of Korea
       8.875%, due 4/15/08                                               250,000            260,891
    Republic of Poland
       5.25%, due 1/15/14                                                100,000             99,366
    Republic of South Africa
       7.375%, due 4/25/12                                               100,000            107,625
    United Mexican States
       Series A
       5.875%, due 1/15/14                                               750,000            759,000
       6.375%, due 1/16/13                                               550,000            567,600
       6.75%, due 9/27/34                         (b)                    150,000            159,000
       7.50%, due 1/14/12                                                250,000            270,750
                                                                                   ----------------
                                                                                          4,804,453
                                                                                   ----------------
    GAS (0.0%)                                    ++
    Weatherford International, Inc.
       4.95%, due 10/15/13                                               100,000             94,937
       5.50%, due 2/15/16                                                 50,000             48,208
                                                                                   ----------------
                                                                                            143,145
                                                                                   ----------------
    INDEPENDENT (0.2%)
    CIT Group Co. of Canada
       5.20%, due 6/1/15                                                 300,000            288,882
    ConocoPhilips Canada Funding Co.
       5.625%, due 10/15/16                                              250,000            250,254
    Rio Tinto Finance USA, Ltd.
       2.625%, due 9/30/08                                               250,000            239,164
                                                                                   ----------------
                                                                                            778,300
                                                                                   ----------------
    INSURANCE (0.1%)
    Axa
       8.60%, due 12/15/30                                               105,000            134,983
    XL Capital, Ltd.
       5.25%, due 9/15/14                                                 50,000             48,676
                                                                                   ----------------
                                                                                            183,659
                                                                                   ----------------
    MANUFACTURING (0.3%)
    Alcan, Inc.
       5.00%, due 6/1/15                                                 100,000             94,833
    BHP Billiton Finance USA, Ltd.

       4.80%, due 4/15/13                                                100,000             96,397
       5.25%, due 12/15/15                                               100,000             98,055
    Celulosa Arauco y Constitucion S.A.
       5.625%, due 4/20/15                                                50,000             48,718
    Falconbridge, Ltd.
       5.50%, due 6/15/17                                                 50,000             48,673
    Ingersoll-Rand Co.
       4.75%, due 5/15/15                                                 50,000             46,583
    Lafarge S.A.
       6.50%, due 7/15/16                                                 50,000             51,985
       7.125%, due 7/15/36                                                50,000             54,178
    Potash Corp.
       7.75%, due 5/31/11                                                140,000            151,848
    Tyco International Group S.A.
       6.00%, due 11/15/13                                               100,000            104,420
    Vale Overseas, Ltd.
       6.25%, due 1/23/17                                                400,000            400,752
                                                                                   ----------------
                                                                                          1,196,442
                                                                                   ----------------
    REGIONAL GOVERNMENT (0.4%)
    Hydro-Quebec
       Series JL
       6.30%, due 5/11/11                                                250,000            260,009
    Korea Development Bank
       4.25%, due 11/13/07                                               100,000             98,992
    Province of British Columbia
       5.375%, due 10/29/08                                              250,000            251,048
    Province of Manitoba
       5.50%, due 10/1/08                                                250,000            251,204
    Province of Quebec
       4.60%, due 5/26/15                                                500,000            477,853
       Series NJ
       7.50%, due 7/15/23                                                302,000            365,883
                                                                                   ----------------
                                                                                          1,704,989
                                                                                   ----------------
    SERVICE (0.0%)                                ++
    Thomson Corp. (The)
       6.20%, due 1/5/12                                                 100,000            102,680
                                                                                   ----------------
    TELECOM (0.9%)
    America Movil S.A. de C.V.
       5.75%, due 1/15/15                                                125,000            123,322
    British Telecommunications PLC
       8.625%, due 12/15/10                                              200,000            222,791
       9.125%, due 12/15/30                                              100,000            137,039
    Deutsche Telekom International Finance B.V.
       5.25%, due 7/22/13                                                100,000             97,519
       5.75%, due 3/23/16                                                200,000            197,003
       8.00%, due 6/15/10                                                350,000            376,994
       9.25%, due 6/1/32                                                 100,000            131,999
    France Telecom S.A.
       8.50%, due 3/1/31                                                 250,000            326,915
    Koninklijke (Royal) KPN N.V.
       8.00%, due 10/1/10                                                100,000            107,421
    Telecom Italia Capital S.A.
       4.875%, due 10/1/10                                               300,000            291,260
       4.95%, due 9/30/14                                                150,000            138,149
       6.00%, due 9/30/34                                                100,000             88,888
       6.375%, due 11/15/33                                              100,000             93,098

    Telefonica Emisones SAU
       7.045%, due 6/20/36                                               100,000            107,577
    Telefonica Europe B.V.
       7.75%, due 9/15/10                                                250,000            268,023
       8.25%, due 9/15/30                                                100,000            120,620
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                               100,000             98,096
    Vodafone Group PLC
       7.75%, due 2/15/10                                                850,000            902,801
       7.875%, due 2/15/30                                               100,000            117,304
                                                                                   ----------------
                                                                                          3,946,819
                                                                                   ----------------
    TRANSPORTATION (0.0%)                         ++
    Canadian National Railway Co.
       6.20%, due 6/1/36                                                 100,000            104,079
                                                                                   ----------------
    Total Foreign Bonds
       (Cost $15,873,660)                                                                15,825,694
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MORTGAGE-BACKED SECURITY (0.1%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (0.1%)
    Bear Stearns Commercial Mortgage Securities
       Series 2006-PW13, Class A3
       5.518%, due 9/11/41                                               500,000            500,584
                                                                                   ----------------
    Total Mortgage-Backed Security
       (Cost $502,726)                                                                      500,584
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (74.5%)

    FEDERAL HOME LOAN BANK (0.8%)
       3.375%, due 9/14/07                                             1,500,000          1,483,106
       4.25%, due 5/15/09                         (b)                  2,000,000          1,964,062
                                                                                   ----------------
                                                                                          3,447,168
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (2.8%)
       4.00%, due 12/15/09                                             3,250,000          3,156,069
       4.125%, due 7/12/10                                             1,085,000          1,052,841
       4.50%, due 7/15/13                                              1,000,000            966,258
       4.50%, due 1/15/15                                              2,000,000          1,919,754
       5.00%, due 7/15/14                                              1,000,000            995,061
       5.00%, due 1/1/37                                               1,500,000          1,440,605
       5.50%, due 9/25/13                                                250,000            248,518
       6.25%, due 7/15/32                                              1,500,000          1,691,001
       7.00%, due 11/1/36                                                500,001            512,618
                                                                                   ----------------
                                                                                         11,982,725
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (12.7%)
       4.00%, due 10/1/20                                              1,905,339          1,781,790
       4.00%, due 2/1/21                                                 974,226            910,959

       4.50%, due 8/1/20                                               3,236,141          3,105,939
       4.50%, due 11/1/20                                                902,124            865,405
       4.50%, due 1/1/21                                                 908,948            871,952
       4.50%, due 2/1/21                                               1,822,431          1,748,254
       4.50%, due 2/1/21                          TBA (c)              1,000,000            959,062
       4.50%, due 3/1/21                                               1,287,116          1,234,727
       4.50%, due 6/1/21                                                 485,154            465,408
       4.50%, due 11/1/21                                                496,236            475,974
       4.50%, due 8/1/33                                                 383,482            357,874
       4.50%, due 6/1/34                                                 477,786            445,504
       4.50%, due 5/1/35                                                 908,710            845,964
       4.50%, due 6/1/35                                                 913,230            850,172
       4.50%, due 8/1/35                                                 900,933            838,724
       5.00%, due 11/1/20                                              1,725,795          1,687,784
       5.00%, due 12/1/20                                              2,738,409          2,678,095
       5.00%, due 4/1/21                                               3,238,431          3,167,104
       5.00%, due 7/1/21                                                 485,706            474,868
       5.00%, due 11/1/21                                                491,840            480,865
       5.00%, due 2/1/22                          TBA (c)              1,000,000            977,500
       5.00%, due 7/1/35                                                 761,684            731,983
       5.00%, due 8/1/35                                                 880,750            846,405
       5.00%, due 11/1/35                                              1,953,219          1,877,053
       5.00%, due 6/1/36                                                  36,245             34,810
*      5.00%, due 10/1/36                                             11,818,805         11,350,819
       5.00%, due 2/1/37                          TBA (c)              1,000,000            960,312
       5.50%, due 2/1/18                                                 678,771            677,077
       5.50%, due 8/1/21                                                 920,182            915,438
       5.50%, due 2/1/22                          TBA (c)              1,000,000            994,688
       5.50%, due 9/1/36                                                  62,649             61,660
       5.50%, due 10/1/36                                              2,478,376          2,439,257
       5.50%, due 12/1/36                                              2,496,767          2,457,357
       6.00%, due 8/1/17                                                 558,396            565,389
       6.00%, due 6/1/21                                                 931,085            941,628
       6.00%, due 2/1/22                          TBA (c)                500,000            505,469
       6.00%, due 1/1/37                                                 750,000            752,976
       6.50%, due 4/1/11                                                   5,174              5,273
       6.50%, due 5/1/11                                                   5,152              5,265
       6.50%, due 10/1/11                                                  3,881              3,959
       6.50%, due 6/1/14                                                  37,089             37,890
       6.50%, due 4/1/17                                                  24,373             24,913
       6.50%, due 5/1/17                                                  56,222             57,436
       6.50%, due 12/1/24                                                 79,528             81,259
       6.50%, due 11/1/25                                                 54,227             55,490
       6.50%, due 5/1/26                                                   9,631              9,832
       6.50%, due 3/1/27                                                  17,714             18,170
       6.50%, due 5/1/31                                                  33,656             34,440
       6.50%, due 8/1/31                                                  29,813             30,509
       6.50%, due 1/1/32                                                 153,441            157,018
       6.50%, due 3/1/32                                                 157,124            160,712
       6.50%, due 4/1/32                                                  49,197             50,314
       6.50%, due 7/1/32                                                  36,108             36,928
       6.50%, due 1/1/34                                                 240,126            244,660
       6.50%, due 1/1/37                                               2,000,000          2,033,317
       7.00%, due 6/1/11                                                   9,900             10,100
       7.00%, due 11/1/11                                                  2,954              3,020
       7.00%, due 4/1/26                                                  14,873             15,360
       7.00%, due 7/1/26                                                   1,841              1,901
       7.00%, due 12/1/27                                                 28,104             29,024
       7.00%, due 1/1/30                                                  14,423             14,893

       7.00%, due 3/1/31                                                  59,714             61,590
       7.00%, due 10/1/31                                                 36,459             37,604
       7.00%, due 3/1/32                                                 127,402            131,402
       7.50%, due 1/1/16                                                  15,826             16,364
       7.50%, due 1/1/26                                                   4,369              4,561
       7.50%, due 11/1/26                                                  1,291              1,348
       7.50%, due 3/1/27                                                   1,623              1,694
       7.50%, due 2/1/30                                                   3,336              3,474
       7.50%, due 2/1/32                                                  76,879             80,004
       8.00%, due 7/1/26                                                   9,970             10,498
                                                                                   ----------------
                                                                                         54,806,467
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.5%)
       3.25%, due 11/15/07                                             1,000,000            984,387
       3.25%, due 8/15/08                                              2,000,000          1,943,972
       4.625%, due 10/15/13                                            2,000,000          1,945,368
       5.50%, due 1/1/37                                               3,000,000          2,950,552
       6.00%, due 12/1/36                                              2,500,000          2,509,184
       6.21%, due 8/6/38                                                 475,000            532,954
                                                                                   ----------------
                                                                                         10,866,417
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (19.1%)
       4.50%, due 1/1/20                                               1,056,758          1,015,180
       4.50%, due 12/1/20                                                250,216            240,182
       5.00%, due 3/1/21                                                 970,861            949,792
       5.00%, due 7/1/35                                                  82,775             79,472
*      5.00%, due 4/1/36                                              10,140,888          9,729,190
       5.00%, due 5/1/36                                               1,488,950          1,428,502
       5.00%, due 10/1/36                                                498,724            478,476
       5.00%, due 12/1/36                                                499,222            478,955
       5.50%, due 6/1/16                                                   5,020              5,014
       5.50%, due 11/1/16                                                183,887            183,626
       5.50%, due 2/1/17                                                  16,681             16,653
       5.50%, due 6/1/17                                                  66,930             66,786
       5.50%, due 8/1/17                                                 136,592            136,297
       5.50%, due 10/1/19                                                253,130            252,310
       5.50%, due 4/1/21                                                 466,220            464,243
       5.50%, due 5/1/21                                                 915,425            911,543
       5.50%, due 2/1/35                                                  25,789             25,380
       5.50%, due 5/1/35                                                 769,770            757,565
       5.50%, due 6/1/35                                                 466,441            459,046
       5.50%, due 7/1/35                                               2,298,012          2,261,574
       5.50%, due 8/1/35                                               1,223,892          1,204,485
       5.50%, due 9/1/35                                                 854,131            840,588
       5.50%, due 11/1/35                                              4,490,161          4,418,964
       5.50%, due 12/1/35                                              3,743,969          3,684,604
       5.50%, due 1/1/36                                                 931,639            916,866
       5.50%, due 2/1/36                                                 892,477            878,325
       5.50%, due 4/1/36                                               1,744,809          1,716,645
       5.50%, due 5/1/36                                               4,899,279          4,818,525
       5.50%, due 6/1/36                                               4,396,856          4,324,384
       5.50%, due 7/1/36                                                 477,868            469,991
       5.50%, due 10/1/36                                              1,473,460          1,449,174
       5.50%, due 12/1/36                                              1,477,117          1,452,770
       5.50%, due 2/1/37                          TBA (c)              2,000,000          1,966,876
       5.779%, due 1/1/37                         (d)                  2,705,166          2,706,856
       5.964%, due 7/1/36                         (d)                    488,527            490,463

       6.00%, due 6/1/16                                                 115,592            117,037
       6.00%, due 7/1/16                                                  41,442             41,960
       6.00%, due 9/1/16                                                  58,470             59,201
       6.00%, due 9/1/17                                                  80,770             81,784
       6.00%, due 1/1/36                                                  40,877             41,036
       6.00%, due 6/1/36                                               1,973,810          1,981,061
*      6.00%, due 7/1/36                                               8,630,600          8,662,303
       6.00%, due 8/1/36                                               4,813,949          4,831,632
       6.00%, due 9/1/36                                               2,360,441          2,369,112
       6.00%, due 10/1/36                                              1,493,345          1,498,830
       6.00%, due 10/15/36                                               961,163            970,403
       6.00%, due 11/1/36                                                973,772            977,349
       6.00%, due 2/1/37                          TBA (c)              1,500,000          1,505,157
       6.50%, due 3/1/11                                                     605                614
       6.50%, due 4/1/11                                                   4,936              5,024
       6.50%, due 6/1/11                                                     816                831
       6.50%, due 9/1/11                                                  10,021             10,230
       6.50%, due 10/1/11                                                 53,576             54,671
       6.50%, due 11/1/11                                                  7,373              7,533
       6.50%, due 6/1/15                                                 122,987            125,758
       6.50%, due 4/1/27                                                  14,596             14,973
       6.50%, due 2/1/28                                                  23,521             24,129
       6.50%, due 7/1/32                                                  20,184             20,642
       6.50%, due 8/1/32                                                 420,119            429,635
       6.50%, due 9/1/32                                                   4,205              4,300
       6.50%, due 1/1/35                                                 750,213            762,845
       6.50%, due 8/1/35                                                 697,725            709,473
       6.50%, due 9/1/35                                                  35,085             35,676
       6.50%, due 3/1/36                                                 472,216            480,083
       6.50%, due 4/1/36                                               1,349,726          1,372,212
       6.50%, due 7/1/36                                               1,438,210          1,462,170
       6.50%, due 9/1/36                                                 989,952          1,006,444
       6.50%, due 2/1/37                          TBA (c)                500,000            508,281
       7.00%, due 2/1/09                                                  39,917             40,152
       7.00%, due 5/1/11                                                   2,242              2,305
       7.00%, due 6/1/11                                                   7,564              7,753
       7.00%, due 10/1/11                                                    388                399
       7.00%, due 11/1/11                                                 13,608             14,008
       7.00%, due 4/1/26                                                   7,786              8,034
       7.00%, due 5/1/26                                                  22,204             22,912
       7.00%, due 11/1/26                                                  2,632              2,716
       7.00%, due 1/1/28                                                     461                474
       7.00%, due 6/1/29                                                  22,375             23,080
       7.00%, due 8/1/29                                                 173,022            178,465
       7.00%, due 2/1/31                                                 136,391            140,711
       7.00%, due 8/1/31                                                  15,830             16,330
       7.00%, due 9/1/31                                                  32,195             33,175
       7.00%, due 11/1/31                                                  3,202              3,297
       7.00%, due 4/1/32                                                  32,122             33,128
       7.00%, due 5/1/32                                                  85,569             88,083
       7.50%, due 3/1/30                                                   4,049              4,216
       7.50%, due 7/1/30                                                  10,778             11,223
       7.50%, due 7/1/31                                                  68,521             71,302
       7.50%, due 8/1/31                                                   1,797              1,869
       8.00%, due 8/1/10                                                   1,000              1,020
       8.00%, due 9/1/11                                                   1,957              2,010
       8.00%, due 11/1/11                                                  5,996              6,185
       8.00%, due 1/1/25                                                     253                268
       8.00%, due 6/1/25                                                     509                538

       8.00%, due 9/1/25                                                   1,920              2,031
       8.00%, due 2/1/26                                                   1,221              1,291
       8.00%, due 9/1/26                                                  11,182             11,832
       8.00%, due 10/1/26                                                  1,945              2,058
       8.00%, due 11/1/26                                                  4,386              4,641
       8.00%, due 4/1/27                                                   4,756              5,036
       8.00%, due 6/1/27                                                  21,900             23,186
       8.00%, due 12/1/27                                                 10,333             10,760
       8.00%, due 1/1/28                                                  34,246             36,257
                                                                                   ----------------
                                                                                         82,262,436
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (0.3%)
       5.00%, due 8/15/33                                                500,000            483,325
       5.50%, due 1/15/37                                                500,000            494,952
       6.00%, due 9/15/35                                                499,413            504,244
                                                                                   ----------------
                                                                                          1,482,521
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (3.0%)
       5.00%, due 4/20/33                                                382,705            368,747
       5.00%, due 2/15/36                                                543,428            524,632
       5.00%, due 4/15/36                                                989,074            954,863
       5.00%, due 6/20/36                                                978,374            941,481
       5.50%, due 7/15/34                                                490,954            486,387
       5.50%, due 7/20/34                                                361,592            357,606
       5.50%, due 4/15/35                                                774,526            766,939
       5.50%, due 9/15/35                                                888,978            880,269
       5.50%, due 10/15/35                                               917,909            908,917
       5.50%, due 12/20/35                                               930,277            919,425
       5.50%, due 5/15/36                                                971,081            961,303
       6.00%, due 3/20/29                                                 94,934             95,846
       6.00%, due 1/15/32                                                129,146            130,585
       6.00%, due 12/15/32                                                83,684             84,617
       6.00%, due 2/15/34                                                437,077            441,552
       6.00%, due 1/20/35                                                309,071            311,288
       6.00%, due 6/15/35                                                365,416            368,951
       6.00%, due 5/15/36                                                940,293            949,332
       6.00%, due 2/1/37                          TBA (c)                500,000            504,688
       6.50%, due 3/20/31                                                 67,579             69,215
       6.50%, due 1/15/32                                                 89,275             91,639
       6.50%, due 6/15/35                                                  6,230              6,384
       6.50%, due 1/15/36                                                775,596            793,600
       6.50%, due 2/1/37                          TBA (c)                500,000            511,406
       7.00%, due 11/15/11                                                13,491             13,755
       7.00%, due 2/15/26                                                  6,258              6,479
       7.00%, due 4/15/26                                                  2,296              2,377
       7.00%, due 6/15/29                                                    650                673
       7.00%, due 12/15/29                                                 9,031              9,348
       7.00%, due 5/15/31                                                  2,898              2,996
       7.00%, due 8/15/31                                                 49,747             51,425
       7.00%, due 8/20/31                                                 81,634             84,133
       7.00%, due 8/15/32                                                123,325            127,507
       7.50%, due 1/15/09                                                    476                485
       7.50%, due 9/15/11                                                 36,948             38,041
       7.50%, due 3/15/26                                                  5,755              6,012
       7.50%, due 10/15/26                                                11,526             12,040
       7.50%, due 11/15/26                                                 2,942              3,073
       7.50%, due 1/15/30                                                 16,545             17,270

       7.50%, due 10/15/30                                                12,209             12,744
       7.50%, due 3/15/32                                                 65,102             67,957
       8.00%, due 6/15/26                                                    499                529
       8.00%, due 9/15/26                                                  1,813              1,920
       8.00%, due 10/15/26                                                   741                785
       8.00%, due 11/15/26                                                 2,488              2,636
       8.00%, due 5/15/27                                                    686                726
       8.00%, due 7/15/27                                                  1,658              1,756
       8.00%, due 9/15/27                                                  1,021              1,081
       8.00%, due 11/15/30                                                70,299             74,444
       8.50%, due 7/15/26                                                  1,617              1,734
       8.50%, due 11/15/26                                                10,156             10,889
                                                                                   ----------------
                                                                                         12,982,487
                                                                                   ----------------
    UNITED STATES TREASURY BONDS (3.7%)
*      4.50%, due 2/15/36                         (b)                  7,761,000          7,254,114
       5.375%, due 2/15/31                        (b)                  1,007,000          1,062,542
       6.00%, due 2/15/26                         (b)                  2,500,000          2,796,680
       6.25%, due 8/15/23                         (b)                  2,600,000          2,954,453
       7.50%, due 11/15/16                                               403,000            485,080
       8.75%, due 5/15/17                         (b)                    252,000            330,219
       8.875%, due 2/15/19                                               302,000            408,974
       9.875%, due 11/15/15                       (b)                    302,000            409,894
                                                                                   ----------------
                                                                                         15,701,956
                                                                                   ----------------
    UNITED STATES TREASURY NOTES (29.6%)
*      3.375%, due 2/15/08                        (b)                 18,545,000         18,232,776
*      3.375%, due 10/15/09                       (b)                  8,220,000          7,912,712
       3.875%, due 5/15/09                                             2,500,000          2,444,923
*      4.375%, due 11/15/08                       (b)                 13,385,000         13,252,716
*      4.50%, due 2/15/09                         (b)                  7,230,000          7,170,410
       4.50%, due 2/28/11                                              5,400,000          5,335,454
*      4.625%, due 11/15/09                       (b)                 22,900,000         22,757,767
       4.625%, due 12/31/11                       (b)                  6,070,000          6,016,414
*      4.625%, due 11/15/16                       (b)                 22,295,000         21,950,119
       4.75%, due 12/31/08                        (b)                  6,500,000          6,478,674
       4.75%, due 1/31/12                                              6,560,000          6,540,523
       4.75%, due 5/15/14                                              4,600,000          4,579,157
       4.875%, due 5/15/09                                             3,250,000          3,247,715
       5.00%, due 7/31/08                                              1,500,000          1,500,176
                                                                                   ----------------
                                                                                        127,419,536
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $322,768,959)                                                              320,951,713(k)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BONDS (0.8%)                           (e)

    BANKS (0.2%)
    HSBC Bank PLC
       6.95%, due 3/15/11                                                200,000            210,737
    Inter-American Development Bank
       6.80%, due 10/15/25                                               604,000            702,728
    Santander Financial Issuances
       6.375%, due 2/15/11                                               100,000            103,083
                                                                                   ----------------
                                                                                          1,016,548
                                                                                   ----------------
    CONSUMER (0.1%)
    Molson Coors Capital Finance ULC

       4.85%, due 9/22/10                                                250,000            244,140
                                                                                   ----------------
    ELECTRIC (0.0%)                               ++
    United Utilities PLC
       5.375%, due 2/1/19                                                100,000             93,703
                                                                                   ----------------
    ENERGY (0.2%)
    Canadian Natural Resources, Ltd.
       5.45%, due 10/1/12                                                100,000             98,306
    EnCana Corp.
       4.75%, due 10/15/13                                               100,000             94,798
       6.30%, due 11/1/11                                                100,000            102,755
    Nexen, Inc.
       5.20%, due 3/10/15                                                100,000             96,323
    Petro-Canada
       4.00%, due 7/15/13                                                100,000             90,713
    Talisman Energy, Inc.
       5.125%, due 5/15/15                                               50,000             47,037
    TransCanada Pipelines, Ltd.
       4.00%, due 6/15/13                                                100,000             91,762
       5.85%, due 3/15/36                                                100,000             96,937
                                                                                   ----------------
                                                                                            718,631
                                                                                   ----------------
    INSURANCE (0.0%)                              ++
    ACE, Ltd.
       6.00%, due 4/1/07                                                 175,000            175,116
                                                                                   ----------------
    MANUFACTURING (0.2%)
    Alcan, Inc.
       5.75%, due 6/1/35                                                  50,000             46,259
       6.45%, due 3/15/11                                                100,000            103,520
    Falconbridge, Ltd.
       8.375%, due 2/15/11                                                75,000             82,842
    Inco, Ltd.
       5.70%, due 10/15/15                                               100,000             98,512
    Potash Corp. of Saskatchewan
       7.125%, due 6/15/07                                               100,000            100,546
    Teck Cominco, Ltd.
       5.375%, due 10/1/15                                                50,000             48,125
    Tyco International Group S.A.
       6.375%, due 10/15/11                                              250,000            262,391
                                                                                   ----------------
                                                                                            742,195
                                                                                   ----------------
    TELECOM (0.0%)                                ++
    TELUS Corp.
       7.50%, due 6/1/07                                                 100,000            100,546
       8.00%, due 6/1/11                                                 100,000            108,817
                                                                                   ----------------
                                                                                            209,363
                                                                                   ----------------
    TRANSPORTATION (0.1%)
    Canadian National Railway Co.
       6.375%, due 10/15/11                                              100,000            103,910
    Canadian Pacific Railway Co.
       6.25%, due 10/15/11                                               125,000            128,831
                                                                                   ----------------
                                                                                            232,741
                                                                                   ----------------
    Total Yankee Bonds
       (Cost $3,422,156)                                                                  3,432,437
                                                                                   ----------------

    Total Long-Term Bonds
       (Cost $426,311,124)                                                              423,624,897
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (28.4%)

    COMMERCIAL PAPER (12.1%)
    CAFCO LLC
       5.287%, due 3/6/07                         (f)                  1,680,188          1,680,188
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (f)                  3,613,307          3,613,307
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (f)                  5,419,961          5,419,961
    Countrywide Financial Corp.
       5.29%, due 2/1/07                                              10,000,000         10,000,000
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (f)                  3,613,307          3,613,307
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (f)                  1,735,314          1,735,314
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (f)                  1,806,654          1,806,654
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (f)                  1,568,441          1,568,441
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (f)                  3,528,836          3,528,836
    Old Line Funding LLC
       5.282%, due 2/15/07                        (f)                  3,536,755          3,536,755
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (f)                  3,613,307          3,613,307
    Rabobank USA Finance Corp.
       5.26%, due 2/1/07                                               4,880,000          4,880,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (f)                  1,806,653          1,806,653
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (f)                  3,573,711          3,573,711
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (f)                  1,751,220          1,751,220
                                                                                   ----------------
    Total Commercial Paper
       (Cost $52,127,654)                                                                52,127,654
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (4.7%)
    BGI Institutional Money Market Fund           (f)                 20,372,868         20,372,868
                                                                                   ----------------
    Total Investment Company
       (Cost $20,372,868)                                                                20,372,868
                                                                                   ----------------

                                                                       PRINCIPAL
                                                                         AMOUNT             VALUE
                                                                    ---------------   ----------------
    REPURCHASE AGREEMENT (1.0%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $4,517,314
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $4,709,050 and a Market Value of $4,680,052)  (f)            $     4,516,634          4,516,634
                                                                                      ----------------

    Total Repurchase Agreement
       (Cost $4,516,634)                                                                  4,516,634
                                                                                   ----------------
    TIME DEPOSITS (10.5%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (f)                  5,419,961          5,419,961
    Bank of America
       5.27%, due 3/20/07                         (d)(f)               3,613,307          3,613,307
    BNP Paribas
       5.26%, due 2/8/07                          (f)                  3,613,307          3,613,307
    Calyon
       5.31%, due 2/12/07                         (f)                  3,613,307          3,613,307
    Citigroup
       5.325%, due 3/22/07                        (f)                  3,613,307          3,613,307
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (f)                  3,613,307          3,613,307
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (f)                  1,806,653          1,806,653
    Rabobank Nederland
       5.29%, due 3/6/07                          (f)                  3,613,307          3,613,307
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (f)                 14,453,229         14,453,229
    Standard Chartered Bank
       5.28%, due 2/9/07                          (f)                  1,806,654          1,806,654
                                                                                   ----------------
    Total Time Deposits
       (Cost $45,166,339)                                                                45,166,339
                                                                                   ----------------
    U.S. GOVERNMENT (0.1%)
    United States Treasury Bill
       4.815%, due 3/1/07                         (g)                    300,000            298,857
                                                                                   ----------------
    Total U.S. Government
       (Cost $298,857)                                                                      298,857
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $122,482,352)                                                              122,482,352
                                                                                   ----------------
    Total Investments
       (Cost $548,793,476)                        (h)                      126.8%       546,107,249(i)
    Liabilities in Excess of
       Cash and Other Assets                                               (26.8)      (115,589,640)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    430,517,609
                                                                 ===============   ================

                                                                    CONTRACTS         UNREALIZED
                                                                       LONG         DEPRECIATION(j)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.0%)                      ++

    UNITED STATES (0.0%)                          ++
    United States Treasury Note
       March 2007 (5 Year)                                                    15   $        (24,375)
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $1,567,969)              (k)                              $        (24,375)
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2007 is $9,393,439.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Segregated as collateral for futures contracts.

(h)  The cost for federal income tax purposes is $548,873,988.

(i) At January 31, 2007, net unrealized depreciation was $2,766,739 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,052,018 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,818,757.

(j) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007

(k) The combined market value of U.S. Government & Federal Agencies investments and settlement value of U.S. Treasure Note futures contracts represents 74.9% of net assets.

MAINSTAY INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (97.7%)                       +

    ASSET-BACKED SECURITIES (5.2%)
    COMMERCIAL BANKS (0.3%)
    Structured Asset Investment Loan Trust
       Series 2006-3, Class A4
       5.41%, due 6/25/36                         (a)            $       355,000   $        355,335
                                                                                   ----------------
    CONSUMER FINANCE (1.4%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                             1,325,363          1,293,694
       Series 2007-1, Class A3
       5.22%, due 3/15/12                                                730,000            729,190
                                                                                   ----------------
                                                                                          2,022,884
                                                                                   ----------------
    CONSUMER LOANS (0.5%)
    Atlantic City Electric Transition Funding
       LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                               675,000            679,977
                                                                                   ----------------
    CREDIT CARDS (1.1%)
    Chase Issuance Trust
       Series 2006-C4, Class C4
       5.61%, due 1/15/14                         (a)(b)                 750,000            750,000
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.57%, due 1/9/12                          (a)                    820,000            820,000
                                                                                   ----------------
                                                                                          1,570,000
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (1.1%)
    Bank of America Credit Card Trust
       Series 2006-C4, Class C4
       5.55%, due 11/15/11                        (a)                    465,000            464,892
    Dunkin Securitization
       Series 2006-1, Class A2
       5.779%, due 6/20/31                        (c)                    395,000            399,769
    Murcie Lago International, Ltd.
       Series 2006-1X, Class A
       5.58%, due 3/27/11                         (a)(b)                 285,000            285,388
    USXL Funding LLC
       Series 2006-1A, Class A
       5.379%, due 4/15/14                        (c)                    343,559            342,427
                                                                                   ----------------
                                                                                          1,492,476
                                                                                   ----------------
    ELECTRIC (0.3%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                                  48,589             54,177
    Public Service New Hampshire Funding LLC
       Pass-Through Certificates
       Series 2002-1, Class A

       4.58%, due 2/1/10                                                379,488             378,044
                                                                                   ----------------
                                                                                            432,221
                                                                                   ----------------
    HOME EQUITY (0.5%)
    Citicorp Residential Mortgage Securities,
       Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                              295,000             294,084
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                              450,000             449,621
                                                                                   ----------------
                                                                                            743,705
                                                                                   ----------------
    Total Asset-Backed Securities
       (Cost $7,324,746)                                                                  7,296,598
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE BONDS (0.0%)                      ++

    INSURANCE (0.0%)                              ++
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10                                   10,000              9,925
                                                                                   ----------------
    TELECOMMUNICATIONS (0.0%)                     ++
    Nortel Networks Corp.
       4.25%, due 9/1/08                                                  20,000             19,525
                                                                                   ----------------
    Total Convertible Bonds
       (Cost $29,418)                                                                        29,450
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    CORPORATE BONDS (15.2%)

    ADVERTISING (0.0%)                            ++
    Lamar Media Corp.
       7.25%, due 1/1/13                                                  20,000             20,250
                                                                                   ----------------
    AEROSPACE & DEFENSE (0.0%)                    ++
    Sequa Corp.
       9.00%, due 8/1/09                                                  25,000             26,500
                                                                                   ----------------
    AGRICULTURE (0.2%)
    Cargill, Inc.
       4.375%, due 6/1/13                         (c)                    245,000            229,601
    Reynolds American, Inc.
       7.625%, due 6/1/16                                                 15,000             15,870
       7.75%, due 6/1/18                                                  10,000             10,680
                                                                                   ----------------
                                                                                            256,151
                                                                                   ----------------
    AIRLINES (0.7%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                        (d)                     40,000             24,600
    Southwest Airlines Co.
       5.125%, due 3/1/17                                                975,000            900,570
                                                                                   ----------------
                                                                                            925,170
                                                                                   ----------------
    APPAREL (0.0%)                                ++
    Unifi, Inc.
       11.50%, due 5/15/14                                                10,000              9,500
                                                                                   ----------------

    AUTO PARTS & EQUIPMENT (0.4%)
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                       (c)(d)(e)               25,000                 31
    FleetPride Corp.
       11.50%, due 10/1/14                        (c)                     25,000             25,000
    Goodyear Tire & Rubber Co. (The)
       8.625%, due 12/1/11                        (c)                     20,000             21,050
       11.25%, due 3/1/11                                                 20,000             22,075
    Johnson Controls, Inc.
       5.50%, due 1/15/16                                                400,000            389,257
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                                 10,000             10,000
       8.75%, due 12/1/16                         (f)                     10,000              9,975
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                       (f)                     10,000             10,375
                                                                                   ----------------
                                                                                            487,763
                                                                                   ----------------
    BANKS (0.8%)
    HSBC Bank USA N.A.
       4.625%, due 4/1/14                                                685,000            648,646
    USB Capital IX
       6.189%, due 4/15/11                        (a)                    470,000            479,737
                                                                                   ----------------
                                                                                          1,128,383
                                                                                   ----------------
    BEVERAGES (0.0%)                              ++
    Constellation Brands, Inc.
       7.25%, due 9/1/16                          (f)                     15,000             15,337
                                                                                   ----------------
    BUILDING MATERIALS (0.2%)
    Compression Polymers Corp.
       12.117%, due 7/1/12                        (a)                      5,000              5,175
    Dayton Superior Corp.
       10.75%, due 9/15/08                                                20,000             20,750
    U.S. Concrete, Inc.
       8.375%, due 4/1/14                         (f)                      5,000              4,987
    USG Corp.
       6.30%, due 11/15/16                        (c)                    185,000            184,979
                                                                                   ----------------
                                                                                            215,891
                                                                                   ----------------
    CHEMICALS (0.1%)
    Equistar Chemicals, L.P.
       10.125%, due 9/1/08                                                10,000             10,600
       10.625%, due 5/1/11                                                25,000             26,500
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                        (c)                     15,000             15,187
       7.625%, due 12/1/16                        (c)                     15,000             15,337
    Reichhold Industries, Inc.
       9.00%, due 8/15/14                         (c)                      5,000              5,112
    Terra Capital, Inc.
       12.875%, due 10/15/08                                              20,000             22,400
    Tronox Worldwide LLC/Tronox Finance Corp.
       9.50%, due 12/1/12                                                 15,000             15,900
                                                                                   ----------------
                                                                                            111,036
                                                                                   ----------------
    COAL (0.0%)                                   ++
    Peabody Energy Corp.
       7.375%, due 11/1/16                        (f)                     10,000             10,425
       7.875%, due 11/1/26                                                 5,000              5,250

                                                                                   ----------------
                                                                                             15,675
                                                                                   ----------------
    COMMERCIAL SERVICES (0.2%)
    iPayment, Inc.
       9.75%, due 5/15/14                                                 10,000             10,300
    R.R. Donnelley & Sons Co.
       5.625%, due 1/15/12                                               210,000            209,852
    Service Corp. International
       7.375%, due 10/1/14                                                10,000             10,300
       7.625%, due 10/1/18                                                10,000             10,500
    Vertrue, Inc.
       9.25%, due 4/1/14                                                  15,000             16,012
                                                                                   ----------------
                                                                                            256,964
                                                                                   ----------------
    COMPUTERS (0.0%)                              ++
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                 15,000             14,250
       4.875%, due 1/15/14                                                10,000              8,900
       9.125%, due 8/15/13                        (f)                     10,000             10,525
                                                                                   ----------------
                                                                                             33,675
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (1.2%)
    American Real Estate Partners,
       L.P./American Real Estate Finance Corp.
       8.125%, due 6/1/12                                                 45,000             46,237
    Bear Stearns Cos., Inc. (The)
       2.875%, due 7/2/08                                                450,000            435,259
    Ford Motor Credit Co.
       7.375%, due 10/28/09                                               10,000             10,063
    General Motors Acceptance Corp.
       5.125%, due 5/9/08                                                400,000            394,762
       6.75%, due 12/1/14                         (f)                     20,000             20,292
       8.00%, due 11/1/31                                                 47,000             52,904
    LaBranche & Co., Inc.
       11.00%, due 5/15/12                                                15,000             16,162
    Merrill Lynch & Co., Inc.
       6.11%, due 1/29/37                                                220,000            217,316
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                         (c)                    255,000            243,632
    Rainbow National Services LLC
       8.75%, due 9/1/12                          (c)                     15,000             15,975
    Regency Energy Partners, L.P./Regency
       Energy Finance Corp.
       8.375%, due 12/15/13                       (c)                     25,000             25,062
    Residential Capital Corp.
       6.50%, due 4/17/13                                                200,000            201,858
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                         (f)                     15,000             15,356
                                                                                   ----------------
                                                                                          1,694,878
                                                                                   ----------------
    ELECTRIC (1.8%)
    AES Corp. (The)
       9.00%, due 5/15/15                         (c)                     20,000             21,400
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                               215,000            214,446
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                                715,000            682,893
    DPL, Inc.

       8.25%, due 3/1/07                                                   5,000              5,008
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                        (c)                    725,000            696,754
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                   5,000              5,012
       7.375%, due 2/1/16                                                 10,000             10,012
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                                 8,000              8,190
    Reliant Energy Mid-Atlantic Power Holdings LLC
       Series C
       9.681%, due 7/2/26                                                 15,000             17,700
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                        (c)                    842,244            839,473
                                                                                   ----------------
                                                                                          2,500,888
                                                                                   ----------------
    ELECTRONICS (0.0%)                            ++
    Fisher Scientific International, Inc.
       6.75%, due 8/15/14                                                 55,000             56,303
                                                                                   ----------------
    ENTERTAINMENT (0.1%)
    Gaylord Entertainment Co.
       6.75%, due 11/15/14                                                10,000              9,712
       8.00%, due 11/15/13                                                20,000             20,500
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                                 15,000             15,525
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                                30,000             30,037
       8.00%, due 4/1/12                                                   5,000              5,194
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                                  30,000             30,037
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                                 30,000             29,550
                                                                                   ----------------
                                                                                            140,555
                                                                                   ----------------
    ENVIRONMENTAL CONTROL (0.0%)                  ++
    Geo Sub Corp.
       11.00%, due 5/15/12                                                20,000             19,250
                                                                                   ----------------
    FOOD (0.0%)                                   ++
    Pilgrim's Pride Corp.
       7.625%, due 5/1/15                                                  5,000              4,950
       8.375%, due 5/1/17                         (f)                      5,000              4,925
    Pinnacle Foods Holding Corp.
       8.25%, due 12/1/13                                                  6,000              6,135
                                                                                   ----------------
                                                                                             16,010
                                                                                   ----------------
    FOREST PRODUCTS & PAPER (0.1%)
    Bowater, Inc.
       9.375%, due 12/15/21                                               25,000             25,750
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                         (c)                     15,000             14,925
       7.125%, due 1/15/17                        (c)                     30,000             29,850
       8.875%, due 5/15/31                                                50,000             52,875
                                                                                   ----------------
                                                                                            123,400
                                                                                   ----------------
    HAND & MACHINE TOOLS (0.0%)                   ++
    Baldor Electric Co.
       8.625%, due 2/15/17                                                15,000             15,487
                                                                                   ----------------

    HEALTH CARE-PRODUCTS (0.0%)                   ++
    CDRV Investors, Inc.
       9.86%, due 12/1/11                         (a)(c)(g)               10,000              9,825
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                        (c)                     10,000             10,100
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                                 15,000             15,787
                                                                                   ----------------
                                                                                             35,712
                                                                                   ----------------
    HEALTH CARE-SERVICES (0.7%)
    Alliance Imaging, Inc.
       7.25%, due 12/15/12                        (f)                      5,000              4,812
    Ameripath, Inc.
       10.50%, due 4/1/13                                                 20,000             21,700
    HCA, Inc.
       6.30%, due 10/1/12                                                 10,000              9,175
       8.75%, due 9/1/10                                                   5,000              5,212
       9.25%, due 11/15/16                        (c)(f)                  25,000             26,563
    Highmark, Inc.
       6.80%, due 8/15/13                         (c)                    920,000            958,825
    Triad Hospitals, Inc.
       7.00%, due 5/15/12                                                 20,000             20,500
                                                                                   ----------------
                                                                                          1,046,787
                                                                                   ----------------
    HOLDING COMPANIES - DIVERSIFIED (0.0%)        ++
    Kansas City Southern Railway
       9.50%, due 10/1/08                                                 10,000             10,475
    Susser Holdings LLC
       10.625%, due 12/15/13                                              10,000             10,900
                                                                                   ----------------
                                                                                             21,375
                                                                                   ----------------
    HOUSEHOLD PRODUCTS & WARES (0.0%)             ++
    ACCO Brands Corp.
       7.625%, due 8/15/15                                                10,000              9,825
                                                                                   ----------------
    INSURANCE (0.6%)
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                               20,000             21,600
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                               270,000            266,860
    Marsh & McLennan Cos., Inc.
       3.625%, due 2/15/08                                               550,000            538,083
                                                                                   ----------------
                                                                                            826,543
                                                                                   ----------------
    IRON & STEEL (0.0%)                           ++
    United States Steel Corp.
       9.75%, due 5/15/10                                                 15,000             15,863
                                                                                   ----------------
    LEISURE TIME (0.0%)                           ++
    Town Sports International, Inc.
       9.625%, due 4/15/11                                                15,000             15,788
                                                                                   ----------------
    LODGING (0.3%)
    Boyd Gaming Corp.
       7.75%, due 12/15/12                                                25,000             25,719
    MGM Mirage, Inc.
       8.50%, due 9/15/10                                                 10,000             10,725
    MTR Gaming Group, Inc.


       9.00%, due 6/1/12                                                  10,000             10,325
    Park Place Entertainment Corp.
       9.375%, due 2/15/07                                                30,000             30,000
    Starwood Hotels & Resorts Worldwide, Inc.
       7.375%, due 5/1/07                                                 10,000             10,042
    Wyndham Worldwide Corp.
       6.00%, due 12/1/16                         (c)                    345,000            340,198
                                                                                   ----------------
                                                                                            427,009
                                                                                   ----------------
    MACHINERY - CONSTRUCTION & MINING (0.4%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                                555,000            565,779
                                                                                   ----------------
    MEDIA (1.3%)
    Idearc, Inc.
       8.00%, due 11/15/16                        (c)                     30,000             30,488
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                                  15,000             14,213
    Paxson Communications Corp.
       8.61%, due 1/15/12                         (a)(c)                  10,000             10,300
       11.61%, due 1/15/13                        (a)(c)                  10,000             10,400
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                              1,081,000          1,281,326
    Viacom, Inc.
       6.25%, due 4/30/16                                                400,000            398,457
    Ziff Davis Media, Inc.
       11.371%, due 5/1/12                        (a)                     30,000             29,175
                                                                                   ----------------
                                                                                          1,774,359
                                                                                   ----------------
    METAL FABRICATE & HARDWARE (0.0%)             ++
    Jarden Corp.
       9.75%, due 5/1/12                          (f)                      5,000              5,294
    Neenah Foundary Co.
       9.50%, due 1/1/17                          (c)                     20,000             20,300
                                                                                   ----------------
                                                                                             25,594
                                                                                   ----------------
    MINING (0.4%)
    Alcoa, Inc.
       5.90%, due 2/1/27                                                 560,000            553,509
                                                                                   ----------------
    MISCELLANEOUS - MANUFACTURING (0.0%)          ++
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                          (c)                     15,000             15,525
                                                                                   ----------------
    OFFICE & BUSINESS EQUIPMENT (0.5%)
    Xerox Corp.
       6.40%, due 3/15/16                                                170,000            172,043
       7.625%, due 6/15/13                                               470,000            488,800
                                                                                   ----------------
                                                                                            660,843
                                                                                   ----------------
    OIL & GAS (1.1%)
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                                 25,000             24,688
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                                 20,000             19,100
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                               170,000            173,234
    Forest Oil Corp.

       8.00%, due 12/15/11                                                10,000             10,375
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       9.00%, due 6/1/16                          (c)                     10,000             10,600
    Mariner Energy, Inc.
       7.50%, due 4/15/13                                                 25,000             24,250
    Parker Drilling Co.
       9.625%, due 10/1/13                                                15,000             16,369
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                               405,000            402,975
    Pogo Producing Co.
       6.625%, due 3/15/15                                                10,000              9,400
       6.875%, due 10/1/17                                                30,000             28,275
    Sunoco Logistics Partners Operations, L.P.
       6.125%, due 5/15/16                                               800,000            800,189
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                                  20,000             19,700
                                                                                   ----------------
                                                                                          1,539,155
                                                                                   ----------------
    OIL & GAS SERVICES (0.0%)                     ++
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                          (c)                     10,000             10,000
       9.00%, due 1/15/14                                                 10,000             10,150
    Complete Production Services, Inc.
       8.00%, due 12/15/16                        (c)                     15,000             15,188
                                                                                   ----------------
                                                                                             35,338
                                                                                   ----------------
    PACKAGING & CONTAINERS (0.0%)                 ++
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                        (c)                     10,000             10,325
    Owens-Brockway Glass Container, Inc.
       8.75%, due 11/15/12                                                15,000             15,863
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                                 20,000             20,050
                                                                                   ----------------
                                                                                             46,238
                                                                                   ----------------
    PHARMACEUTICALS (0.8%)
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                                155,000            164,641
    Teva Pharmaceutical Finance LLC
       6.15%, due 2/1/36                                                 335,000            322,951
    Wyeth
       6.00%, due 2/15/36                         (f)                    635,000            644,646
                                                                                   ----------------
                                                                                          1,132,238
                                                                                   ----------------
    PIPELINES (0.7%)
    ANR Pipeline Co.
       8.875%, due 3/15/10                                                15,000             15,707
    Copano Energy LLC
       8.125%, due 3/1/16                                                 10,000             10,300
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                                 5,000              5,478
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                                  10,000             10,350
    Kern River Funding Corp.
       4.893%, due 4/30/18                        (c)                    777,480            750,634
    Kinder Morgan Energy Partners LP
       6.50%, due 2/1/37                                                 180,000            180,233
    MarkWest Energy Partners, L.P./MarkWest
       Energy Finance Corp.
       Series B

       6.875%, due 11/1/14                                                20,000             19,100
    Pacific Energy Partners, L.P./Pacific
       Energy Finance Corp.
       7.125%, due 6/15/14                                                20,000             20,672
                                                                                   ----------------
                                                                                          1,012,474
                                                                                   ----------------
    REAL ESTATE (0.0%)                            ++
    American Real Estate Partners LP
       7.125%, due 2/15/13                        (c)                     20,000             19,800
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.5%)
    Crescent Real Estate Equities, L.P.
       7.50%, due 9/15/07                                                 15,000             15,075
    Host Hotels & Resorts, L.P.
       6.875%, due 11/1/14                        (c)                     10,000             10,038
    Host Marriott, L.P.
       6.375%, due 3/15/15                                                15,000             14,644
       Series Q
       6.75%, due 6/1/16                                                  15,000             14,888
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                                  30,000             30,000
    ProLogis
       5.625%, due 11/15/16                                              535,000            530,015
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                                  25,000             27,000
                                                                                   ----------------
                                                                                            641,660
                                                                                   ----------------
    RETAIL (0.8%)
    CVS Corp.
       5.789%, due 1/10/26                        (c)                    106,286            103,116
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                                   5,000              4,975
    Home Depot, Inc.
       5.40%, due 3/1/16                                                 560,000            540,900
    Michaels Stores, Inc.
       10.00%, due 11/1/14                        (c)                     10,000             10,675
    Rite Aid Corp.
       7.50%, due 1/15/15                                                 45,000             44,831
    Star Gas Partners, L.P./Star Gas Finance
       Co.
       Series B
       10.25%, due 2/15/13                                                18,000             18,855
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                                 15,000             14,175
    Wal-Mart Stores, Inc.
       5.25%, due 9/1/35                                                 495,000            450,797
                                                                                   ----------------
                                                                                          1,188,324
                                                                                   ----------------
    SAVINGS & LOANS (0.4%)
    Washington Mutual Bank
       5.95%, due 5/20/13                                                535,000            544,592
                                                                                   ----------------
    SOFTWARE (0.1%)
    Computer Associates International, Inc.
       4.75%, due 12/1/09                         (c)                    200,000            194,558
    Serena Software, Inc.
       10.375%, due 3/15/16                       (f)                      5,000              5,338
                                                                                   ----------------
                                                                                            199,896
                                                                                   ----------------
    TELECOMMUNICATIONS (0.3%)

    Centennial Cellular Operating
       Co./Centennial Communications Corp.
       10.125%, due 6/15/13                                                5,000              5,394
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                                10,000             10,563
       Series B
       8.375%, due 11/1/11                                                10,000             10,563
    GCI, Inc.
       7.25%, due 2/15/14                                                 15,000             14,963
    Lucent Technologies, Inc.
       5.50%, due 11/15/08                        (f)                     20,000             19,850
       6.45%, due 3/15/29                                                 45,000             40,950
    PanAmSat Corp.
       9.00%, due 8/15/14                                                 12,000             12,930
       9.00%, due 6/15/16                         (c)                     15,000             16,331
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                                 10,000             10,263
    Qwest Corp.
       7.50%, due 10/1/14                                                 10,000             10,613
       8.875%, due 3/15/12                                                20,000             22,200
       8.875%, due 6/1/31                                                  5,000              5,200
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                                215,000            209,020
                                                                                   ----------------
                                                                                            388,840
                                                                                   ----------------
    TEXTILES (0.3%)
    INVISTA
       9.25%, due 5/1/12                          (c)                     30,000             32,100
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                               335,000            330,573
                                                                                   ----------------
                                                                                            362,673
                                                                                   ----------------
    TRANSPORTATION (0.2%)
    Gulfmark Offshore, Inc.
       7.75%, due 7/15/14                                                  5,000              5,050
    Union Pacific Corp.
       3.625%, due 6/1/10                                                329,000            309,173
                                                                                   ----------------
                                                                                            314,223
                                                                                   ----------------
    Total Corporate Bonds
       (Cost $21,612,939)                                                                21,489,028
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    FOREIGN CORPORATE BONDS (7.7%)

    ARGENTINA (0.2%)
    Republic of Argentina
       8.28%, due 12/31/33                                               250,023            287,152
                                                                                   ----------------
    BRAZIL (0.7%)
    Companhia Brasileira de Bebidas
       10.50%, due 12/15/11                                              800,000            956,000
                                                                                   ----------------
    CANADA (1.4%)
    Ainsworth Lumber Co., Ltd.
       9.364%, due 4/1/13                         (a)                     10,000              7,600
    Alcan, Inc.
       5.00%, due 6/1/15                                                 400,000            379,330
       5.75%, due 6/1/35                                                 500,000            462,595
    Angiotech Pharmaceuticals, Inc.

       7.75%, due 4/1/14                                                  15,000             13,800
    Apache Finance Canada Corp.
       7.75%, due 12/15/29                                               490,000            584,822
    Burlington Resources Finance Co.
       7.20%, due 8/15/31                                                400,000            462,361
    CanWest Media, Inc.
       8.00%, due 9/15/12                                                 13,000             13,488
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                        (c)                     10,000             11,050
    Nova Chemicals Corp.
       8.502%, due 11/15/13                       (a)                      5,000              4,975
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                                 10,000             10,150
    Quebecor World, Inc.
       9.75%, due 1/15/15                         (c)                     20,000             20,875
    Rogers Cantel, Inc.
       9.625%, due 5/1/11                         (f)                     55,000             62,150
    Videotron, Ltee
       6.375%, due 12/15/15                                               15,000             14,550
                                                                                   ----------------
                                                                                          2,047,746
                                                                                   ----------------
    CAYMAN ISLANDS (0.8%)
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                          (c)                    425,000            416,500
    Vale Overseas, Ltd.
       6.25%, due 1/23/17                                                255,000            255,479
       6.875%, due 11/21/36                                              200,000            203,552
       8.25%, due 1/17/34                                                185,000            219,622
                                                                                   ----------------
                                                                                          1,095,153
                                                                                   ----------------
    CHILE (0.2%)
    Corporacion Nacional del Cobre-Codelco, Inc.
       5.50%, due 10/15/13                        (c)                    330,000            328,004
                                                                                   ----------------
    JAPAN (0.2%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                         (c)                    250,000            243,766
                                                                                   ----------------
    LIBERIA (0.1%)
    Royal Caribbean Cruises, Ltd.
       6.875%, due 12/1/13                                               150,000            152,316
                                                                                   ----------------
    LUXEMBOURG (0.9%)
    Gazprom International S.A.
       7.201%, due 2/1/20                         (c)                    420,000            439,320
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                                25,000             27,406
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                       (c)                    235,000            233,285
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                         (c)                    545,000            569,089
                                                                                   ----------------
                                                                                          1,269,100
                                                                                   ----------------
    MEXICO (0.9%)
    Satelites Mexicanos S.A. de C.V.
       14.11%, due 11/30/11                       (a)                     15,000             15,900
    Telefonos de Mexico S.A. de C.V.
       5.50%, due 1/27/15                                                665,000            644,806
    United Mexican States

       7.50%, due 1/14/12                                                240,000            259,920
       8.125%, due 12/30/19                                              300,000            360,300
                                                                                   ----------------
                                                                                          1,280,926
                                                                                   ----------------
    NETHERLANDS (0.2%)
    NXP B.V./NXP Funding LLC
       7.875%, due 10/15/14                       (c)                     30,000             30,975
       9.50%, due 10/15/15                        (c)(f)                  15,000             15,506
    Siemens Financieringsmaatschappij N.V.
       6.125%, due 8/17/26                        (c)                    265,000            269,232
                                                                                   ----------------
                                                                                            315,713
                                                                                   ----------------
    PANAMA (0.6%)
    Republic of Panama
       6.70%, due 1/26/36                         (f)                    780,000            791,700
                                                                                   ----------------
    QATAR (0.4%)
    Ras Laffan Liquefied Natural Gas Co., Ltd.
       III
       6.332%, due 9/30/27                        (c)                    580,000            578,840
                                                                                   ----------------
    SINGAPORE (0.2%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                        (c)                    305,000            297,444
                                                                                   ----------------
    UNITED KINGDOM (0.9%)
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                       (c)                    455,000            442,806
       6.50%, due 10/15/35                        (c)                    230,000            226,300
    Vodafone Group PLC
       4.625%, due 7/15/18                                               340,000            303,395
       5.75%, due 3/15/16                                                300,000            298,426
                                                                                   ----------------
                                                                                          1,270,927
                                                                                   ----------------
    Total Foreign Corporate Bonds
       (Cost $10,725,418)                                                                10,914,787
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MORTGAGE-BACKED SECURITIES (7.1%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS)(7.1%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                              750,000            739,757
    Bayview Commercial Asset Trust
       Series 2006-4A, Class A1
       5.55%, due 12/25/36                        (a)(c)                 285,829            285,829
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                              760,000            724,167
    Citigroup/Deutsche Bank Commercial Mortgage
       Trust
       Series 2005-CD1, Class A4
       5.226%, due 7/15/44                        (a)                    540,000            533,154
    Commercial Mortgage Pass-Through
       Certificates
       Series 2006-C7, Class A4
       5.769%, due 6/10/46                                               435,000            444,972
    Credit Suisse Mortgage Capital Certificates
       Series 2006-C4, Class AJ
       5.538%, due 9/15/39                                             1,040,000          1,034,036

    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                       (c)                    470,000            458,382
    Greenwich Capital Commercial Funding Corp.
       Series 2006-GG7, Class A4
       5.912%, due 7/10/38                                               265,000            273,614
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                               600,000            575,219
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                              675,164            658,420
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                                              565,000            553,842
       Series 2006-C4, Class A4
       5.899%, due 6/15/38                                               400,000            413,129
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                               619,319            604,908
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                                            1,415,000          1,356,805
    National RMBS Trust
       Series 2006-3, Class A1
       5.43%, due 10/20/37                        (a)(c)                 952,308            952,308
    Timberstar Trust
       Series 2006-1, Class A
       5.668%, due 10/15/36                       (b)(c)                 160,000            160,363
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                               233,214            227,453
                                                                                   ----------------
    Total Mortgage-Backed Securities
       (Cost $10,175,524)                                                                 9,996,358
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MUNICIPAL BOND (0.3%)

    TEXAS (0.3%)
    Harris County Texas Industrial Development
       Corp.
    Solid Waste Deer Park
       5.683%, due 3/1/23                         (a)                    390,000            387,137
                                                                                   ----------------
    Total Municipal Bond
       (Cost $390,000)                                                                      387,137
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (62.1%)

    FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATION)(0.4%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                                598,693            599,023
                                                                                   ----------------
    FANNIE MAE GRANTOR TRUST (COLLATERALIZED
       MORTGAGE OBLIGATION)(0.2%)
       Series 1998-M6, Class A2

       6.32%, due 8/15/08                         (h)                    255,188            257,164
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (2.4%)
*      5.125%, due 4/18/08                                             2,965,000          2,960,888
       5.625%, due 11/23/35                                              400,000            379,044
                                                                                   ----------------
                                                                                          3,339,932
                                                                                   ----------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES)(8.6%)
       3.00%, due 8/1/10                                                 340,864            321,594
       5.00%, due 8/1/33                                               2,263,465          2,179,471
       5.50%, due 1/1/21                                               1,061,587          1,056,390
       5.50%, due 2/1/33                                               1,672,069          1,650,303
       5.50%, due 7/1/34                                               2,295,408          2,264,763
       5.50%, due 1/1/36                                               2,164,428          2,131,606
       5.50%, due 9/1/36                                               1,089,703          1,072,503
       6.00%, due 3/1/36                                               1,452,436          1,458,452
                                                                                   ----------------
                                                                                         12,135,082
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (6.5%)
*      4.00%, due 9/2/08                                               3,800,000          3,727,268
       4.625%, due 5/1/13                                                670,000            645,119
       5.125%, due 1/2/14                                                550,000            544,773
       5.25%, due 8/1/12                                               1,440,000          1,437,621
       6.25%, due 2/1/11                                                 255,000            264,093
*      6.625%, due 9/15/09                                             2,455,000          2,545,774
                                                                                   ----------------
                                                                                          9,164,648
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (25.9%)
       4.50%, due 4/1/18                                                 629,546            605,214
       4.50%, due 7/1/18                                               1,849,367          1,777,888
*      4.50%, due 11/1/18                                              2,642,755          2,540,611
       5.00%, due 9/1/17                                               1,109,121          1,087,530
       5.00%, due 9/1/20                                                 921,449            901,709
       5.00%, due 10/1/20                                                920,363            900,647
       5.00%, due 12/1/20                                              1,815,375          1,776,485
       5.00%, due 7/1/35                                               1,938,546          1,861,196
       5.00%, due 1/1/36                                               1,586,198          1,522,907
       5.00%, due 2/1/36                                               1,359,859          1,305,599
*      5.00%, due 5/1/36                                               5,167,658          4,961,465
       5.00%, due 6/1/36                                               1,741,757          1,671,046
       5.50%, due 2/1/17                                                 820,104            818,336
*      5.50%, due 6/1/21                                               3,255,672          3,241,868
       5.50%, due 6/1/33                                               2,175,482          2,145,206
       5.50%, due 11/1/33                                              1,796,945          1,771,937
       5.50%, due 12/1/33                                              1,258,126          1,240,616
       5.50%, due 6/1/34                                               1,346,088          1,326,484
       6.00%, due 8/1/17                                                 121,104            122,624
       6.00%, due 1/1/33                                                 631,458            635,821
       6.00%, due 3/1/33                                                 785,175            789,995
       6.00%, due 9/1/35                                               1,353,164          1,358,408
       6.00%, due 6/1/36                                               1,629,114          1,635,098
       6.50%, due 6/1/31                                                 168,854            172,783
       6.50%, due 8/1/31                                                 134,971            138,112
       6.50%, due 10/1/31                                                 94,470             96,668
       6.50%, due 6/1/32                                                 129,306            132,235

                                                                                   ----------------
                                                                                         36,538,488
                                                                                   ----------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE
       OBLIGATION)(0.4%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                                649,178            616,599
                                                                                   ----------------
*   FREDDIE MAC REFERENCE REMIC (COLLATERALIZED
       MORTGAGE OBLIGATION)(1.8%)
       Series  R001, Class AE
       4.375%, due 4/15/15                                             2,601,275          2,532,896
                                                                                   ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)(1.1%)
       6.00%, due 2/15/29                                                 81,056             82,046
       6.00%, due 4/15/29                                                396,467            401,249
       6.00%, due 8/15/32                                                903,637            913,810
       6.50%, due 7/15/28                                                100,002            102,782
       6.50%, due 5/15/29                                                 50,845             52,253
                                                                                   ----------------
                                                                                          1,552,140
                                                                                   ----------------
    UNITED STATES TREASURY BONDS (2.9%)
*      6.25%, due 8/15/23                         (f)                  2,535,000          2,880,591
       6.875%, due 8/15/25                                               250,000            305,371
       8.75%, due 8/15/20                         (f)                    620,000            847,657
                                                                                   ----------------
                                                                                          4,033,619
                                                                                   ----------------
    UNITED STATES TREASURY NOTES (11.9%)
       3.875%, due 9/15/10                                             2,585,000          2,504,521
       3.875%, due 2/15/13                        (f)                  1,560,000          1,484,682
*      4.50%, due 2/15/09                         (f)                  5,870,000          5,821,619
*      4.875%, due 7/31/11                                             5,040,000          5,051,028
       4.875%, due 8/15/16                        (f)                  1,950,000          1,955,790
                                                                                   ----------------
                                                                                         16,817,640
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $88,281,352)                                                                87,587,231
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    YANKEE BONDS (0.1%)                           (i)

    FOREST PRODUCTS & PAPER (0.0%)                ++
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                                30,000             30,300
                                                                                   ----------------
    INSURANCE (0.1%)
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                        (f)                     20,000             18,650
       8.30%, due 4/15/26                         (f)                     20,000             19,350
                                                                                   ----------------
                                                                                             38,000
                                                                                   ----------------
    Total Yankee Bonds
       (Cost $64,276)                                                                        68,300
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $138,603,673)                                                              137,768,889
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCK (0.0%)                           ++

    ELECTRIC (0.0%)                               ++
    Dynegy, Inc. Class A                          (j)                         11                 78
                                                                                   ----------------
    Total Common Stock
       (Cost $0)                                                                                 78
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    CONVERTIBLE PREFERRED STOCK (0.0%)            ++

    SOFTWARE (0.0%)                               ++
    QuadraMed Corp.
       5.50%                                      (c)(j)(k)                  100              2,650
                                                                                   ----------------
    Total Convertible Preferred Stock
       (Cost $1,800)                                                                          2,650
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    PREFERRED STOCK (0.1%)

    REAL ESTATE INVESTMENT TRUSTS (0.1%)
    Sovereign Real Estate Investment Corp.
       12.00%                                     (c)                         50             77,125
                                                                                   ----------------
    Total Preferred Stock
       (Cost $76,875)                                                                        77,125
                                                                                   ----------------

                                                                    NUMBER OF
                                                                     WARRANTS            VALUE
                                                                 ---------------   ----------------
    WARRANTS (0.0%)                               ++

    INTERNET (0.0%)                               ++
    Ziff Davis Holdings, Inc.
       Strike Price $0.001
       Expire 8/12/12                             (b)(c)(j)                1,210                 12
                                                                                   ----------------
    Total Warrants
       (Cost $11)                                                                                12
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (11.7%)

    COMMERCIAL PAPER (5.3%)
    CAFCO LLC
       5.287%, due 3/6/07                         (l)            $       215,025            215,025
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (l)                    462,419            462,419
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (l)                    693,630            693,630
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (l)                    462,419            462,419
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (l)                    222,080            222,080
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (l)                    231,210            231,210
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (l)                    200,724            200,724

    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (l)                    451,609            451,609
    Old Line Funding LLC
       5.282%, due 2/15/07                        (l)                    452,623            452,623
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (l)                    462,419            462,419
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (l)                    231,210            231,210
    Toyota Motor Credit Corp.
       5.23%, due 2/2/07                                               2,765,000          2,764,598
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (l)                    457,352            457,352
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (l)                    224,115            224,115
                                                                                   ----------------
    Total Commercial Paper
       (Cost $7,531,433)                                                                  7,531,433
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (1.9%)
    BGI Institutional Money Market Fund           (l)                  2,607,255          2,607,255
                                                                                   ----------------
    Total Investment Company
       (Cost $2,607,255)                                                                  2,607,255
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.4%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $578,111
       (Collateralized by various Corporate
       Bonds, with rate between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $602,649 and a Market Value of $598,938)   (1)            $       578,024            578,024
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $578,024)                                                                      578,024
                                                                                   ----------------
    TIME DEPOSITS (4.1%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (l)                    693,630            693,630
    Bank of America Corp.
       5.27%, due 3/20/07                         (a)(l)                 462,419            462,419
    BNP Paribas
       5.26%, due 2/8/07                          (l)                    462,419            462,419
    Calyon
       5.31%, due 2/12/07                         (l)                    462,419            462,419
    Citigroup, Inc.
       5.325%, due 3/22/07                        (l)                    462,419            462,419
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (l)                    462,419            462,419
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (l)                    231,210            231,210
    Rabobank Nederland
       5.29%, due 3/6/07                          (l)                    462,419            462,419
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (l)                  1,849,679          1,849,679
    Standard Chartered Bank
       5.28%, due 2/9/07                          (l)                    231,210            231,210
                                                                                   ----------------
    Total Time Deposits
       (Cost $5,780,243)                                                                  5,780,243
                                                                                   ----------------

    Total Short-Term Investments
       (Cost $16,496,955)                                                                16,496,955
                                                                                   ----------------
    Total Investments
       (Cost $155,179,314)                        (m)                      109.5%       154,345,709(n)
    Liabilities in Excess of
       Cash and Other Assets                                                (9.5)       (13,360,190)
                                                                           -----   ----------------
    Net Assets                                                             100.0%  $    140,985,519
                                                                           =====   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(b) Fair valued security. The total market value of these securities at January 31, 2007 is $1,195,763, which reflects 0.8% of the Fund's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f)  Represents a security, or a portion thereof, which is out on loan.

(g) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(h)  ACES - Alternative Credit Enhancement Structure.

(i) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j)  Non-income producing security.

(k) Illiquid security. The total market value of the security at January 31, 2007 is $2,650, which represents 0.0% of the Portfolio's net asset.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $155,180,698.

(n) At January 31, 2007, net unrealized depreciation was $834,989 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $731,599 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,566,588.

MAINSTAY INTERMEDIATE TERM BOND FUND - CURRENCY

FOREIGN CURRENCY OPEN AS OF JANUARY 31, 2007:

       CURRENCY    COST     VALUE
       --------   ------   ------
Euro    E1,481    $1,887   $1,931

MAINSTAY LARGE CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (97.6%)                         +

    AEROSPACE & DEFENSE (2.2%)
    Northrop Grumman Corp.                                                   893   $         63,349
    Raytheon Co.                                                           1,097             56,934
                                                                                   ----------------
                                                                                            120,283
                                                                                   ----------------
    AUTO COMPONENTS (1.0%)
    Autoliv, Inc.                                                            874             52,737
                                                                                   ----------------
    BEVERAGES (1.4%)
    Coca-Cola Co. (The)                                                    1,517             72,634
                                                                                   ----------------
    CAPITAL MARKETS (9.0%)
    Bank of New York Co., Inc. (The)                                       1,782             71,298
    Bear Stearns Cos., Inc. (The)                                            361             59,511
    Goldman Sachs Group, Inc. (The)                                          321             68,103
    Lehman Brothers Holdings, Inc.                                           934             76,812
*   Merrill Lynch & Co., Inc.                     (a)                      1,058             98,986
*   Morgan Stanley                                                         1,255            103,901
                                                                                   ----------------
                                                                                            478,611
                                                                                   ----------------
    COMMERCIAL BANKS (7.6%)
    Commerce Bancshares, Inc.                                              1,017             49,955
    M&T Bank Corp.                                                           435             52,770
    National City Corp.                                                    1,634             61,847
*   U.S. Bancorp                                                           2,578             91,777
    Wachovia Corp.                                (a)                      1,333             75,315
    Wells Fargo & Co.                                                      2,092             75,145
                                                                                   ----------------
                                                                                            406,809
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Republic Services, Inc.                                                1,123             48,570
    Waste Management, Inc.                                                 1,280             48,614
                                                                                   ----------------
                                                                                             97,184
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (0.6%)
    Polycom, Inc.                                 (b)                        932             31,334
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (1.6%)
    Hewlett-Packard Co.                                                    1,950             84,396
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (10.0%)
*   Bank of America Corp.                                                  3,380            177,720
    CIT Group, Inc.                                                        1,077             63,500
*   Citigroup, Inc.                                                        3,708            204,422
    JPMorgan Chase & Co.                                                   1,731             88,160
                                                                                   ----------------
                                                                                            533,802
                                                                                   ----------------

    DIVERSIFIED TELECOMMUNICATION SERVICES
       (2.6%)
    AT&T, Inc.                                                             2,292             86,248
    CenturyTel, Inc.                                                       1,238             55,512
                                                                                   ----------------
                                                                                            141,760
                                                                                   ----------------
    ELECTRIC UTILITIES (2.1%)
    Duke Energy Corp.                                                      2,338             46,035
    Entergy Corp.                                                            709             65,831
                                                                                   ----------------
                                                                                            111,866
                                                                                   ----------------
    ELECTRICAL EQUIPMENT (0.9%)
    Emerson Electric Co.                                                   1,116             50,187
                                                                                   ----------------
    FOOD PRODUCTS (1.1%)
    General Mills, Inc.                           (a)                      1,048             59,988
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (3.3%)
    Aetna, Inc.                                                            1,338             56,410
    AmerisourceBergen Corp.                                                1,118             58,561
    CIGNA Corp.                                                              462             61,169
                                                                                   ----------------
                                                                                            176,140
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (5.8%)
    Clorox Co. (The)                              (a)                        810             52,990
    Colgate-Palmolive Co.                                                    514             35,106
    Kimberly-Clark Corp.                                                     828             57,463
*   Procter & Gamble Co. (The)                                             2,505            162,499
                                                                                   ----------------
                                                                                            308,058
                                                                                   ----------------
    INSURANCE (10.1%)
    Allstate Corp. (The)                                                   1,167             70,207
    Cincinnati Financial Corp.                                             1,028             45,993
    Genworth Financial, Inc. Class A                                       1,629             56,852
    Lincoln National Corp.                                                   909             61,030
    Loews Corp.                                                            1,527             66,363
    Old Republic International Corp.                                       2,181             48,636
    Principal Financial Group, Inc.               (a)                      1,026             63,212
    Prudential Financial, Inc.                                               884             78,791
    Torchmark Corp.                                                          794             51,602
                                                                                   ----------------
                                                                                            542,686
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (2.4%)
    Expedia, Inc.                                 (b)                      3,015             64,672
    IAC/InterActiveCorp.                          (a) (b)                  1,638             62,899
                                                                                   ----------------
                                                                                            127,571
                                                                                   ----------------
    MACHINERY (2.4%)
    Deere & Co.                                                              678             67,990
    SPX Corp.                                                                863             60,574
                                                                                   ----------------
                                                                                            128,564
                                                                                   ----------------
    MEDIA (2.5%)
    CBS Corp. Class B                                                      2,074             64,647
    Clear Channel Communications, Inc.                                     1,831             66,502
                                                                                   ----------------
                                                                                            131,149
                                                                                   ----------------
    METALS & MINING (2.6%)

    Nucor Corp.                                                            1,077             69,510
    United States Steel Corp.                                                805             67,209
                                                                                   ----------------
                                                                                            136,719
                                                                                   ----------------
    MULTILINE RETAIL (1.0%)
    Dillard's, Inc. Class A                                                1,580             54,257
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (11.4%)
    Anadarko Petroleum Corp.                                               1,441             63,044
*   Chevron Corp.                                                          1,659            120,908
    Devon Energy Corp.                            (a)                      1,061             74,365
*   ExxonMobil Corp.                                                       4,309            319,297
    Spectra Energy Corp.                          (a)                      1,169             30,534
                                                                                   ----------------
                                                                                            608,148
                                                                                   ----------------
    PHARMACEUTICALS (5.2%)
*   Merck & Co., Inc.                                                      2,150             96,213
*   Pfizer, Inc.                                                           6,857            179,928
                                                                                   ----------------
                                                                                            276,141
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (0.6%)
    New Century Financial Corp.                   (a)                      1,150             34,811
                                                                                   ----------------
    ROAD & RAIL (3.3%)
    Avis Budget Group, Inc.                                                  114              2,902
    CSX Corp.                                                              1,521             55,958
    Norfolk Southern Corp.                                                 1,129             56,055
    Union Pacific Corp.                                                      615             62,115
                                                                                   ----------------
                                                                                            177,030
                                                                                   ----------------
    SPECIALTY RETAIL (0.6%)
    Circuit City Stores, Inc.                     (a)                      1,700             34,697
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (2.2%)
    Astoria Financial Corp.                                                1,555             46,012
    Fannie Mae                                                               727             41,097
    Washington Mutual, Inc.                       (a)                        707             31,525
                                                                                   ----------------
                                                                                            118,634
                                                                                   ----------------
    TOBACCO (1.4%)
    Altria Group, Inc.                                                       208             18,177
    Reynolds American, Inc.                                                  853             55,019
                                                                                   ----------------
                                                                                             73,196
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    Crown Castle International Corp.              (a)(b)                   1,382             48,591
                                                                                   ----------------
    Total Common Stocks
       (Cost $4,347,050)                                                                  5,217,983(g)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (15.2%)

    COMMERCIAL PAPER (4.4%)
    CAFCO LLC
    5.287%, due 3/6/07                            (c)            $        10,571             10,571

    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                     22,733             22,733
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (c)                     34,099             34,099
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                     22,733             22,733
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                     10,918             10,918
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                     11,367             11,367
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                      9,868              9,868
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                     22,202             22,202
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                     22,252             22,252
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                     22,733             22,733
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                     11,367             11,367
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                     22,484             22,484
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                     11,018             11,018
                                                                                   ----------------
    Total Commercial Paper
       (Cost $234,345)                                                                      234,345
                                                                                   ----------------

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    INVESTMENT COMPANY (2.4%)
    BGI Institutional Money Market Fund           (c)                    128,176            128,176
                                                                                   ----------------
    Total Investment Company
       (Cost $128,176)                                                                      128,176
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $28,420
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $29,627 and a Market Value of $29,444)     (c)            $        28,416             28,416
                                                                                   ----------------
    Total Repurchase Agreement
       (Cost $28,416)                                                                        28,416
                                                                                   ----------------
    TIME DEPOSITS (5.3%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                        (c)                     34,099             34,099
    Bank of America Corp.
       5.27%, due 3/20/07                         (c) (d)                 22,733             22,733
    BNP Paribas
       5.26%, due 2/8/07                          (c)                     22,733             22,733
    Calyon
       5.31%, due 2/12/07                         (c)                     22,733             22,733
    Citigroup, Inc.
       5.325%, due 3/22/07                        (c)                     22,733             22,733

    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                         (c)                     22,733             22,733
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                          (c)                     11,367             11,367
    Rabobank Nederland
       5.29%, due 3/6/07                          (c)                     22,733             22,733
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                         (c)                     90,932             90,932
    Standard Chartered Bank
       5.28%, due 2/9/07                          (c)                     11,367             11,367
                                                                                   ----------------
    Total Time Deposits
       (Cost $284,163)                                                                      284,163
                                                                                   ----------------
    U.S. GOVERNMENT (2.6%)
    United States Treasury Bills
       4.902%, due 4/5/07                         (e)                     40,000             39,651
       4.905%, due 4/12/07                                               100,000             99,033
                                                                                   ----------------
    Total U.S. Government
       (Cost $138,688)                                                                      138,684
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $813,788)                                                                      813,784
                                                                                   ----------------
    Total Investments
       (Cost $5,160,838)                          (h)                      112.8%         6,031,767(i)
    Liabilities in Excess of
       Cash and Other Assets                                               (12.8)          (684,965)
                                                                           -----   ----------------
    Net Assets                                                             100.0%  $      5,346,802
                                                                           =====   ================

                                                                    CONTRACTS           UNREALIZED
                                                                       LONG          APPRECIATION  (f)
                                                                 ---------------   -------------------
    FUTURES CONTRACTS (0.0%)                      ++
    Standard & Poor's 500 Index
       Mini March 2007                                                         2   $           913
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $144,300)                (g)                              $           913
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  Segregated, or partially segregated as collateral for futures contracts.

(f) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.3% of net assets.

(h)  The cost for federal income tax purposes is $5,213,169.

(i) At January 31, 2007 net unrealized appreciation was $818,598, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $883,749 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $65,151.

MAINSTAY MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    AFFILIATED INVESTMENT COMPANIES (99.3%)        +

    EQUITY FUNDS (59.9%)
    MainStay Common Stock Fund Class I            (a)                  1,518,072   $     22,725,544
    MainStay Growth Equity Fund Class I           (a)                    455,725          5,167,926
    MainStay ICAP Equity Fund Class I                                     42,487          1,930,619
    MainStay ICAP International Fund Class I                             239,767          9,509,154
    MainStay ICAP Select Equity Fund Class I                             454,183         19,071,148
    MainStay International Equity Fund Class I                           567,036          9,492,177
    MainStay Large Cap Growth Fund Class I                             4,962,632         30,420,936
    MainStay S&P 500 Index Fund Class I                                  286,860          9,512,284
    MainStay Small Cap Opportunity Fund Class I                           45,267            951,970
    MainStay Value Fund Class I                                          247,403          5,403,271
                                                                                   ----------------
                                                                                        114,185,029
                                                                                   ----------------
    FIXED INCOME FUNDS (39.4%)
    MainStay Floating Rate Fund Class I                                  944,201          9,394,796
    MainStay High Yield Corporate Bond Fund
       Class I                                                         1,432,760          9,341,596
    MainStay Indexed Bond Fund Class I            (a)                  4,513,423         47,887,418
    MainStay Intermediate Term Bond Fund
       Class I                                    (a)                    868,946          8,428,772
                                                                                   ----------------
                                                                                         75,052,582
                                                                                   ----------------
    Total Affiliated Investment Companies
       (Cost $181,534,784)                        (b)                       99.3%       189,237,611(c)
    Cash and Other Assets,
       Less Liabilities                                                      0.7          1,275,492
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    190,513,103
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $181,609,876.

(c) At January 31, 2007 net unrealized appreciation was $7,627,735 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,133,745 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $506,010.

MAINSTAY MODERATE GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    AFFILIATED INVESTMENT COMPANIES (99.6%)       +

    EQUITY FUNDS (79.9%)
    MainStay Common Stock Fund Class I            (a)                  2,678,701   $     40,100,148
    MainStay Growth Equity Fund Class I           (a)                    489,853          5,554,928
    MainStay ICAP International Fund Class I                             402,451         15,961,191
    MainStay ICAP Select Equity Fund Class I                             621,785         26,108,740
    MainStay International Equity Fund Class I                           951,434         15,927,008
    MainStay Large Cap Growth Fund Class I        (a)                  6,746,186         41,354,118
    MainStay S&P 500 Index Fund Class I                                  397,509         13,181,384
    MainStay Small Cap Opportunity Fund Class I                           65,882          1,385,501
    MainStay Value Fund Class I                                          509,421         11,125,764
                                                                                   ----------------
                                                                                        170,698,782
                                                                                   ----------------
    FIXED INCOME FUNDS (19.7%)
    MainStay Floating Rate Fund Class I                                1,059,451         10,541,541
    MainStay High Yield Corporate Bond Fund
       Class I                                                         1,606,942         10,477,263
    MainStay Indexed Bond Fund Class I                                 1,687,437         17,903,703
    MainStay Intermediate Term Bond Fund Class I                         325,017          3,152,668
                                                                                   ----------------
                                                                                         42,075,175
                                                                                   ----------------
    Total Affiliated Investment Companies
       (Cost $201,537,429)                        (b)                       99.6%       212,773,957(c)
    Cash and Other Assets,
       Less Liabilities                                                      0.4            923,856
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $    213,697,813
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $201,571,194.

(c) At January 31, 2007 net unrealized appreciation was $11,202,763 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,381,903 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $179,140.

MAINSTAY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS +++                          January 31, 2007 unaudited


                                                                      SHARES             VALUE
                                                                 ---------------   ----------------
    COMMON STOCKS (98.0%)                         +

    AEROSPACE & DEFENSE (2.4%)
    Boeing Co. (The)                                                     101,554   $      9,095,176
    General Dynamics Corp.                                                51,877          4,054,188
    Goodrich Corp.                                                        15,925            780,643
    Honeywell International, Inc.                                        104,689          4,783,240
    L-3 Communications Holdings, Inc.                                     15,748          1,296,690
    Lockheed Martin Corp.                                                 45,551          4,427,102
    Northrop Grumman Corp.                                                44,057          3,125,404
    Raytheon Co.                                                          57,408          2,979,475
    Rockwell Collins, Inc.                                                21,405          1,460,035
    United Technologies Corp.                                            128,608          8,747,916
                                                                                   ----------------
                                                                                         40,749,869
                                                                                   ----------------
    AIR FREIGHT & LOGISTICS (0.8%)
    FedEx Corp.                                                           39,191          4,326,686
    United Parcel Service, Inc. Class B                                  137,540          9,941,391
                                                                                   ----------------
                                                                                         14,268,077
                                                                                   ----------------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                               100,836          1,522,624
                                                                                   ----------------
    AUTO COMPONENTS (0.2%)
    Goodyear Tire & Rubber Co. (The)              (a)(b)                  22,631            558,759
    Johnson Controls, Inc.                        (b)                     24,975          2,309,188
                                                                                   ----------------
                                                                                          2,867,947
                                                                                   ----------------
    AUTOMOBILES (0.4%)
    Ford Motor Co.                                (b)                    240,510          1,955,346
    General Motors Corp.                          (b)                     72,350          2,375,974
    Harley-Davidson, Inc.                         (b)                     33,540          2,289,776
                                                                                   ----------------
                                                                                          6,621,096
                                                                                   ----------------
    BEVERAGES (2.0%)
    Anheuser-Busch Cos., Inc.                                             98,296          5,010,147
    Brown-Forman Corp. Class B                                            10,015            656,884
    Coca-Cola Co. (The)                                                  261,366         12,514,204
    Coca-Cola Enterprises, Inc.                                           35,260            723,535
    Constellation Brands, Inc.                    (a)(b)                  26,971            667,263
    Molson Coors Brewing Co. Class B                                       5,823            470,498
    Pepsi Bottling Group, Inc. (The)                                      17,327            548,053
    PepsiCo, Inc.                                                        210,814         13,753,505
                                                                                   ----------------
                                                                                         34,344,089
                                                                                   ----------------
    BIOTECHNOLOGY (1.3%)
    Amgen, Inc.                                   (a)                    149,635         10,529,815
    Biogen Idec, Inc.                             (a)                     43,196          2,088,095
    Celgene Corp.                                 (a)(b)                  47,400          2,544,432

    Genzyme Corp.                                 (a)                     33,439          2,197,945
    Gilead Sciences, Inc.                         (a)                     58,912          3,789,220
    MedImmune, Inc.                               (a)(b)                  30,632          1,061,705
                                                                                   ----------------
                                                                                         22,211,212
                                                                                   ----------------
    BUILDING PRODUCTS (0.2%)
    American Standard Cos., Inc.                                          22,302          1,101,496
    Masco Corp.                                   (b)                     50,895          1,628,131
                                                                                   ----------------
                                                                                          2,729,627
                                                                                   ----------------
    CAPITAL MARKETS (3.8%)
    Ameriprise Financial, Inc.                                            31,144          1,836,250
    Bank of New York Co., Inc. (The)                                      97,948          3,918,899
    Bear Stearns Cos., Inc. (The)                                         15,051          2,481,157
    Charles Schwab Corp. (The)                                           132,261          2,502,378
    E*TRADE Financial Corp.                       (a)                     54,577          1,330,587
    Federated Investors, Inc. Class B                                     11,607            409,843
    Franklin Resources, Inc.                                              21,340          2,541,807
    Goldman Sachs Group, Inc. (The)                                       54,634         11,591,149
    Janus Capital Group, Inc.                                             26,439            541,471
    Legg Mason, Inc.                              (b)                     16,771          1,758,439
    Lehman Brothers Holdings, Inc.                                        67,912          5,585,083
    Mellon Financial Corp.                                                52,730          2,253,680
    Merrill Lynch & Co., Inc.                                            113,308         10,601,096
    Morgan Stanley                                                       135,742         11,238,080
    Northern Trust Corp.                                                  23,947          1,454,780
    State Street Corp.                                                    42,634          3,029,146
    T. Rowe Price Group, Inc.                                             33,502          1,607,761
                                                                                   ----------------
                                                                                         64,681,606
                                                                                   ----------------
    CHEMICALS (1.5%)
    Air Products & Chemicals, Inc.                                        28,254          2,109,444
    Ashland, Inc.                                                          7,313            508,619
    Dow Chemical Co. (The)                                               122,711          5,097,415
    E.I. du Pont de Nemours & Co.                                        117,824          5,839,357
    Eastman Chemical Co.                                                  10,497            614,704
    Ecolab, Inc.                                  (b)                     22,835          1,002,456
    Hercules, Inc.                                (a)                     14,442            283,208
    International Flavors & Fragrances, Inc.                               9,997            484,655
    Monsanto Co.                                                          69,397          3,823,081
    PPG Industries, Inc.                                                  21,156          1,402,431
    Praxair, Inc.                                                         41,227          2,599,775
    Rohm & Haas Co.                               (b)                     18,407            958,268
    Sigma-Aldrich Corp.                                                   16,878            640,520
                                                                                   ----------------
                                                                                         25,363,933
                                                                                   ----------------
    COMMERCIAL BANKS (4.0%)
    BB&T Corp.                                                            69,327          2,929,759
    Comerica, Inc.                                                        20,597          1,221,402
    Commerce Bancorp, Inc.                        (b)                     23,825            804,809
    Compass Bancshares, Inc.                                              16,675          1,015,508
    Fifth Third Bancorp                           (b)                     71,360          2,847,264
    First Horizon National Corp.                  (b)                     15,860            691,496
    Huntington Bancshares, Inc.                   (b)                     30,503            710,110
    KeyCorp                                                               51,532          1,966,976
    M&T Bank Corp.                                                         9,975          1,210,067
    Marshall & Ilsley Corp.                                               32,540          1,531,332
    National City Corp.                           (b)                     80,946          3,063,806

    PNC Financial Services Group, Inc.                                    37,780          2,787,031
    Regions Financial Corp.                                               92,967          3,370,983
    SunTrust Banks, Inc.                                                  45,399          3,772,657
    Synovus Financial Corp.                                               41,462          1,323,882
    U.S. Bancorp                                                         225,295          8,020,502
    Wachovia Corp.                                                       244,672         13,823,968
    Wells Fargo & Co.                                                    432,775         15,545,278
    Zions Bancorp.                                                        13,660          1,158,641
                                                                                   ----------------
                                                                                         67,795,471
                                                                                   ----------------
    COMMERCIAL SERVICES & SUPPLIES (0.6%)
    Allied Waste Industries, Inc.                 (a)                     32,418            414,626
    Avery Dennison Corp.                                                  12,082            825,926
    Cintas Corp.                                  (b)                     17,504            720,290
    Equifax, Inc.                                                         16,170            671,540
    Monster Worldwide, Inc.                       (a)                     16,364            808,545
    Pitney Bowes, Inc.                                                    28,181          1,349,024
    R.R. Donnelley & Sons Co.                                             27,536          1,021,586
    Robert Half International, Inc.               (b)                     21,856            889,539
    Waste Management, Inc.                                                69,083          2,623,772
                                                                                   ----------------
                                                                                          9,324,848
                                                                                   ----------------
    COMMUNICATIONS EQUIPMENT (2.6%)
    ADC Telecommunications, Inc.                  (a)                     15,010            242,261
    Avaya, Inc.                                   (a)                     57,791            741,459
    Ciena Corp.                                   (a)                     10,792            303,147
    Cisco Systems, Inc.                           (a)                    779,442         20,725,363
    Comverse Technology, Inc.                     (a)                     25,627            495,882
    Corning, Inc.                                 (a)                    200,808          4,184,839
    JDS Uniphase Corp.                            (a)(b)                  26,929            478,798
    Juniper Networks, Inc.                        (a)                     72,365          1,311,254
    Motorola, Inc.                                                       309,853          6,150,582
    QUALCOMM, Inc.                                                       212,162          7,990,021
    Tellabs, Inc.                                 (a)                     57,451            578,532
                                                                                   ----------------
                                                                                         43,202,138
                                                                                   ----------------
    COMPUTERS & PERIPHERALS (3.7%)
    Apple, Inc.                                   (a)                    108,978          9,342,684
    Dell, Inc.                                    (a)                    291,531          7,069,627
    EMC Corp.                                     (a)                    282,322          3,949,685
    Hewlett-Packard Co.                                                  351,055         15,193,660
    International Business Machines Corp.                                193,134         19,149,236
    Lexmark International, Inc. Class A           (a)                     12,794            806,406
    NCR Corp.                                     (a)                     23,261          1,102,339
    Network Appliance, Inc.                       (a)                     47,595          1,789,572
    QLogic Corp.                                  (a)                     20,354            372,478
    SanDisk Corp.                                 (a)(b)                  28,731          1,154,986
    Sun Microsystems, Inc.                        (a)                    448,736          2,979,607
                                                                                   ----------------
                                                                                         62,910,280
                                                                                   ----------------
    CONSTRUCTION & ENGINEERING (0.1%)
    Fluor Corp.                                   (b)                     11,205            925,533
                                                                                   ----------------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                          (b)                     12,304          1,253,039
                                                                                   ----------------
    CONSUMER FINANCE (0.9%)
    American Express Co.                                                 154,409          8,989,692

    Capital One Financial Corp.                                           52,292          4,204,277
    SLM Corp.                                                             52,473          2,411,659
                                                                                   ----------------
                                                                                         15,605,628
                                                                                   ----------------
    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                                            13,331            617,492
    Bemis Co., Inc.                                                       13,321            451,715
    Pactiv Corp.                                  (a)                     17,692            573,928
    Sealed Air Corp.                                                      10,379            683,976
    Temple-Inland, Inc.                                                   13,866            692,468
                                                                                   ----------------
                                                                                          3,019,579
                                                                                   ----------------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                                     21,930          1,042,114
                                                                                   ----------------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Apollo Group, Inc. Class A                    (a)(b)                  17,782            771,739
    H&R Block, Inc.                                                       41,106          1,011,208
                                                                                   ----------------
                                                                                          1,782,947
                                                                                   ----------------
    DIVERSIFIED FINANCIAL SERVICES (5.6%)
*   Bank of America Corp.                                                576,385         30,306,323
    Chicago Mercantile Exchange Holdings, Inc.
       Class A                                                             4,454          2,508,938
    CIT Group, Inc.                                                       25,415          1,498,468
*   Citigroup, Inc.                                                      630,714         34,771,263
    JPMorgan Chase & Co.                                                 445,227         22,675,411
    Moody's Corp.                                                         30,279          2,166,765
                                                                                   ----------------
                                                                                         93,927,168
                                                                                   ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
*   AT&T, Inc.                                                           803,449         30,233,786
    CenturyTel, Inc.                                                      14,855            666,098
    Citizens Communications Co.                                           41,013            601,251
    Embarq Corp.                                                          19,055          1,057,743
    Qwest Communications International, Inc.      (a)                    204,612          1,667,588
    Verizon Communications, Inc.                                         374,226         14,415,186
    Windstream Corp.                                                      60,384            898,514
                                                                                   ----------------
                                                                                         49,540,166
                                                                                   ----------------
    ELECTRIC (0.0%)                               ++
    Dynegy, Inc. Class A                          (a)                     48,747            343,666
                                                                                   ----------------
    ELECTRIC UTILITIES (1.7%)
    Allegheny Energy, Inc.                        (a)                     21,017            977,711
    American Electric Power Co., Inc.                                     50,345          2,191,518
    Duke Energy Corp.                                                    160,972          3,169,539
    Edison International                                                  41,700          1,875,666
    Entergy Corp.                                                         26,621          2,471,760
    Exelon Corp.                                                          86,030          5,160,940
    FirstEnergy Corp.                                                     40,927          2,428,199
    FPL Group, Inc.                               (b)                     51,691          2,928,295
    Pinnacle West Capital Corp.                                           12,637            616,559
    PPL Corp.                                                             48,678          1,732,937
    Progress Energy, Inc.                                                 32,424          1,541,437
    Southern Co. (The)                                                    94,927          3,467,683
                                                                                   ----------------
                                                                                         28,562,244
                                                                                   ----------------

    ELECTRICAL EQUIPMENT (0.5%)
    American Power Conversion Corp.                                       21,724            667,796
    Cooper Industries, Ltd. Class A                                       11,663          1,065,882
    Emerson Electric Co.                                                 102,810          4,623,366
    Rockwell Automation, Inc.                                             21,854          1,337,683
                                                                                   ----------------
                                                                                          7,694,727
                                                                                   ----------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    Agilent Technologies, Inc.                    (a)                     52,282          1,673,024
    Jabil Circuit, Inc.                                                   23,603            566,236
    Molex, Inc.                                                           18,059            530,754
    Sanmina-SCI Corp.                             (a)                     68,126            238,441
    Solectron Corp.                               (a)                    116,961            380,123
    Tektronix, Inc.                                                       10,702            302,546
                                                                                   ----------------
                                                                                          3,691,124
                                                                                   ----------------
    ENERGY EQUIPMENT & SERVICES (1.7%)
    Baker Hughes, Inc.                                                    41,104          2,837,409
    BJ Services Co.                               (b)                     38,085          1,053,431
    ENSCO International, Inc.                                             20,000          1,017,400
    Halliburton Co.                                                      128,938          3,808,829
    Nabors Industries, Ltd.                       (a)                     38,349          1,161,208
    National Oilwell Varco, Inc.                  (a)                     22,388          1,357,608
    Noble Corp.                                                           17,487          1,310,651
    Rowan Cos., Inc.                                                      14,161            465,755
    Schlumberger, Ltd.                                                   150,951          9,583,879
    Smith International, Inc.                                             25,600          1,015,808
    Transocean, Inc.                              (a)                     37,342          2,889,151
    Weatherford International, Ltd.               (a)                     43,498          1,756,449
                                                                                   ----------------
                                                                                         28,257,578
                                                                                   ----------------
    FOOD & STAPLES RETAILING (2.2%)
    Costco Wholesale Corp.                                                58,762          3,301,249
    CVS Corp.                                                            105,018          3,533,856
    Kroger Co. (The)                                                      92,390          2,365,184
    Safeway, Inc.                                                         56,827          2,047,477
    SUPERVALU, Inc.                                                       26,357          1,001,039
    Sysco Corp.                                                           79,069          2,731,834
    Walgreen Co.                                                         128,921          5,840,121
    Wal-Mart Stores, Inc.                                                315,163         15,030,123
    Whole Foods Market, Inc.                      (b)                     18,003            777,550
                                                                                   ----------------
                                                                                         36,628,433
                                                                                   ----------------
    FOOD PRODUCTS (1.0%)
    Archer-Daniels-Midland Co.                                            83,851          2,683,232
    Campbell Soup Co.                                                     27,878          1,072,745
    ConAgra Foods, Inc.                                                   65,283          1,678,426
    Dean Foods Co.                                (a)                     17,137            758,312
    General Mills, Inc.                                                   43,947          2,515,526
    H.J. Heinz Co.                                                        42,436          1,999,584
    Hershey Co. (The)                             (b)                     22,431          1,144,878
    Kellogg Co.                                                           32,013          1,577,281
    McCormick & Co., Inc.                                                 16,971            662,548
    Sara Lee Corp.                                                        95,743          1,641,992
    Tyson Foods, Inc. Class A                     (b)                     32,204            571,621
    Wm. Wrigley Jr. Co.                           (b)                     28,108          1,448,124
                                                                                   ----------------
                                                                                         17,754,269
                                                                                   ----------------

    GAS UTILITIES (0.1%)
    Nicor, Inc.                                                            5,688            258,804
    Peoples Energy Corp.                                                   4,912            213,918
    Questar Corp.                                                         11,000            893,200
                                                                                   ----------------
                                                                                          1,365,922
                                                                                   ----------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
    Bausch & Lomb, Inc.                           (b)                      6,889            383,580
    Baxter International, Inc.                                            83,989          4,170,894
    Becton, Dickinson & Co.                                               31,379          2,414,300
    Biomet, Inc.                                                          31,307          1,326,165
    Boston Scientific Corp.                       (a)                    150,603          2,778,625
    C.R. Bard, Inc.                                                       13,236          1,092,235
    Hospira, Inc.                                 (a)                     20,112            739,719
    Medtronic, Inc.                                                      147,560          7,887,082
    St. Jude Medical, Inc.                        (a)                     45,060          1,926,766
    Stryker Corp.                                 (b)                     37,967          2,351,676
    Zimmer Holdings, Inc.                         (a)                     30,607          2,577,722
                                                                                   ----------------
                                                                                         27,648,764
                                                                                   ----------------
    HEALTH CARE PROVIDERS & SERVICES (2.4%)
    Aetna, Inc.                                                           66,892          2,820,167
    AmerisourceBergen Corp.                                               24,626          1,289,910
    Cardinal Health, Inc.                                                 51,769          3,697,342
    Caremark Rx, Inc.                                                     54,572          3,343,081
    CIGNA Corp.                                                           13,068          1,730,203
    Coventry Health Care, Inc.                    (a)                     20,332          1,048,115
    Express Scripts, Inc.                         (a)                     18,136          1,260,815
    Health Management Associates, Inc. Class A                            30,745            597,990
    Humana, Inc.                                  (a)                     21,107          1,171,439
    Laboratory Corp. of America Holdings          (a)(b)                  16,026          1,176,949
    Manor Care, Inc.                              (b)                      9,407            500,829
    McKesson Corp.                                                        38,238          2,131,769
    Medco Health Solutions, Inc.                  (a)                     37,596          2,226,059
    Patterson Cos., Inc.                          (a)                     17,752            667,653
    Quest Diagnostics, Inc.                                               20,695          1,086,074
    Tenet Healthcare Corp.                        (a)(b)                  60,310            425,789
    UnitedHealth Group, Inc.                                             172,871          9,034,238
    WellPoint, Inc.                               (a)                     79,606          6,239,518
                                                                                   ----------------
                                                                                         40,447,940
                                                                                   ----------------
    HEALTH CARE TECHNOLOGY (0.0%)                 ++
    IMS Health, Inc.                                                      25,718            742,221
                                                                                   ----------------
    HOTELS, RESTAURANTS & LEISURE (1.6%)
    Carnival Corp.                                                        56,928          2,935,208
    Darden Restaurants, Inc.                      (b)                     18,707            732,192
    Harrah's Entertainment, Inc.                                          23,753          2,006,653
    Hilton Hotels Corp.                                                   49,365          1,747,027
    International Game Technology                                         43,350          1,883,991
    Marriott International, Inc. Class A                                  43,077          2,073,727
    McDonald's Corp.                                                     158,502          7,029,564
    Starbucks Corp.                               (a)                     96,672          3,377,720
    Starwood Hotels & Resorts Worldwide, Inc.                             27,174          1,700,549
    Wendy's International, Inc.                                           12,143            412,376
    Wyndham Worldwide Corp.                       (a)                     25,671            800,935
    Yum! Brands, Inc.                                                     34,017          2,041,360
                                                                                   ----------------
                                                                                         26,741,302
                                                                                   ----------------

    HOUSEHOLD DURABLES (0.6%)
    Black & Decker Corp.                                                   8,769            765,358
    Centex Corp.                                  (b)                     15,198            815,981
    D.R. Horton, Inc.                                                     35,449          1,030,148
    Fortune Brands, Inc.                          (b)                     19,344          1,619,480
    Harman International Industries, Inc.                                  8,328            787,579
    KB HOME                                       (b)                     10,054            545,128
    Leggett & Platt, Inc.                                                 23,090            559,702
    Lennar Corp. Class A                                                  17,657            960,188
    Newell Rubbermaid, Inc.                                               35,428          1,046,543
    Pulte Homes, Inc.                                                     27,254            935,902
    Snap-on, Inc.                                                          7,378            355,693
    Stanley Works (The)                                                   10,369            593,729
    Whirlpool Corp.                               (b)                      9,968            911,374
                                                                                   ----------------
                                                                                         10,926,805
                                                                                   ----------------
    HOUSEHOLD PRODUCTS (2.1%)
    Clorox Co. (The)                                                      19,346          1,265,615
    Colgate-Palmolive Co.                                                 66,029          4,509,781
    Kimberly-Clark Corp.                                                  58,649          4,070,241
*   Procter & Gamble Co. (The)                                           406,695         26,382,305
                                                                                   ----------------
                                                                                         36,227,942
                                                                                   ----------------
    INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (0.4%)
    AES Corp. (The)                               (a)                     84,531          1,757,399
    Constellation Energy Group, Inc.                                      22,926          1,663,281
    TXU Corp.                                                             58,936          3,187,259
                                                                                   ----------------
                                                                                          6,607,939
                                                                                   ----------------
    INDUSTRIAL CONGLOMERATES (3.8%)
    3M Co.                                                                94,432          7,016,298
*   General Electric Co.                                               1,323,143         47,699,305
    Textron, Inc.                                                         16,125          1,502,366
    Tyco International, Ltd.                                             254,905          8,126,371
                                                                                   ----------------
                                                                                         64,344,340
                                                                                   ----------------
    INSURANCE (4.6%)
    ACE, Ltd.                                                             41,616          2,404,572
    AFLAC, Inc.                                                           63,576          3,026,853
    Allstate Corp. (The)                                                  80,062          4,816,530
    Ambac Financial Group, Inc.                                           13,521          1,191,200
    American International Group, Inc.                                   333,645         22,838,000
    Aon Corp.                                                             40,196          1,441,429
    Chubb Corp. (The)                                                     52,498          2,731,996
    Cincinnati Financial Corp.                                            22,116            989,470
    Genworth Financial, Inc. Class A                                      56,790          1,981,971
    Hartford Financial Services Group, Inc.
       (The)                                                              40,629          3,856,098
    Lincoln National Corp.                                                36,791          2,470,148
    Loews Corp.                                                           58,477          2,541,410
    Marsh & McLennan Cos., Inc.                                           70,338          2,074,971
    MBIA, Inc.                                    (b)                     17,196          1,235,189
    MetLife, Inc.                                                         97,632          6,064,900
    Principal Financial Group, Inc.                                       34,500          2,125,545
    Progressive Corp. (The)                                               97,644          2,264,364
    Prudential Financial, Inc.                                            61,116          5,447,269

    SAFECO Corp.                                                          13,607            870,984
    St. Paul Travelers Cos., Inc. (The)                                   88,346          4,492,394
    Torchmark Corp.                                                       12,725            826,998
    UnumProvident Corp.                                                   43,597            959,134
    XL Capital, Ltd. Class A                                              23,047          1,590,243
                                                                                   ----------------
                                                                                         78,241,668
                                                                                   ----------------
    INTERNET & CATALOG RETAIL (0.2%)
    Amazon.com, Inc.                              (a)(b)                  40,149          1,512,413
    IAC/InterActiveCorp.                          (a)(b)                  28,400          1,090,560
                                                                                   ----------------
                                                                                          2,602,973
                                                                                   ----------------
    INTERNET SOFTWARE & SERVICES (1.4%)
    eBay, Inc.                                    (a)                    148,346          4,804,927
    Google, Inc. Class A                          (a)                     27,538         13,804,799
    VeriSign, Inc.                                (a)                     31,005            741,020
    Yahoo!, Inc.                                  (a)                    156,940          4,442,971
                                                                                   ----------------
                                                                                         23,793,717
                                                                                   ----------------
    IT SERVICES (1.1%)
    Affiliated Computer Services, Inc. Class A    (a)(b)                  15,139            741,660
    Automatic Data Processing, Inc.                                       70,568          3,367,505
    Cognizant Technology Solutions Corp.          (a)                     18,000          1,535,220
    Computer Sciences Corp.                       (a)                     21,826          1,144,992
    Convergys Corp.                               (a)                     17,738            461,898
    Electronic Data Systems Corp.                                         66,183          1,741,275
    Fidelity National Information Services, Inc.                          20,800            884,416
    First Data Corp.                                                      97,794          2,431,159
    Fiserv, Inc.                                  (a)                     22,373          1,176,149
    Paychex, Inc.                                                         43,235          1,729,832
    Sabre Holdings Corp. Class A                                          16,893            545,813
    Unisys Corp.                                  (a)                     43,977            379,082
    Western Union Co. (The)                                               97,794          2,184,718
                                                                                   ----------------
                                                                                         18,323,719
                                                                                   ----------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                                       12,077            411,946
    Eastman Kodak Co.                             (b)                     36,589            946,192
    Hasbro, Inc.                                                          20,885            593,134
    Mattel, Inc.                                                          48,363          1,178,123
                                                                                   ----------------
                                                                                          3,129,395
                                                                                   ----------------
    LIFE SCIENCES TOOLS & SERVICES (0.3%)
    Applera Corp.-Applied BioSystems Group                                23,267            808,761
    Millipore Corp.                               (a)(b)                   6,793            465,185
    PerkinElmer, Inc.                                                     16,081            383,853
    Thermo Fisher Scientific, Inc.                (a)                     51,999          2,488,152
    Waters Corp.                                  (a)                     13,098            742,526
                                                                                   ----------------
                                                                                          4,888,477
                                                                                   ----------------
    MACHINERY (1.5%)
    Caterpillar, Inc.                                                     83,394          5,343,054
    Cummins, Inc.                                 (b)                      6,743            907,338
    Danaher Corp.                                                         30,297          2,243,796
    Deere & Co.                                                           29,568          2,965,079
    Dover Corp.                                                           26,037          1,291,435
    Eaton Corp.                                                           19,214          1,505,417
    Illinois Tool Works, Inc.                                             53,704          2,738,367

    Ingersoll-Rand Co. Class A                                            39,257          1,683,340
    ITT Corp.                                                             23,655          1,411,021
    PACCAR, Inc.                                  (b)                     31,770          2,124,460
    Pall Corp.                                                            15,996            556,021
    Parker Hannifin Corp.                                                 15,399          1,274,421
    Terex Corp.                                   (a)                     13,100            745,259
                                                                                   ----------------
                                                                                         24,789,008
                                                                                   ----------------
    MEDIA (3.7%)
    CBS Corp. Class B                                                     99,775          3,109,987
    Clear Channel Communications, Inc.                                    63,449          2,304,468
    Comcast Corp. Class A                         (a)                    266,759         11,822,759
    DIRECTV Group, Inc. (The)                     (a)                     98,200          2,395,098
    Dow Jones & Co., Inc.                         (b)                      8,312            313,446
    E.W. Scripps Co. (The) Class A                                        10,773            526,046
    Gannett Co., Inc.                                                     30,256          1,759,084
    Interpublic Group of Cos., Inc. (The)         (a)(b)                  57,000            750,120
    McGraw-Hill Cos., Inc. (The)                                          45,411          3,046,170
    Meredith Corp.                                                         4,849            285,897
    New York Times Co. (The) Class A              (b)                     18,165            419,430
    News Corp. Class A                                                   299,985          6,974,651
    Omnicom Group, Inc.                                                   21,953          2,309,456
    Time Warner, Inc.                                                    511,597         11,188,626
    Tribune Co.                                   (b)                     24,356            743,832
    Univision Communications, Inc. Class A        (a)                     32,036          1,144,006
    Viacom, Inc. Class B                          (a)                     89,615          3,644,642
    Walt Disney Co. (The)                                                265,190          9,326,732
                                                                                   ----------------
                                                                                         62,064,450
                                                                                   ----------------
    METALS & MINING (0.9%)
    Alcoa, Inc.                                                          110,854          3,580,584
    Allegheny Technologies, Inc.                                          12,845          1,329,329
    Freeport-McMoRan Copper & Gold, Inc.
       Class B                                                            25,086          1,442,696
    Newmont Mining Corp.                                                  57,471          2,591,942
    Nucor Corp.                                                           38,755          2,501,248
    Phelps Dodge Corp.                                                    26,094          3,225,218
    United States Steel Corp.                                             15,229          1,271,469
                                                                                   ----------------
                                                                                         15,942,486
                                                                                   ----------------
    MULTILINE RETAIL (1.2%)
    Big Lots, Inc.                                (a)                     14,060            364,576
    Dillard's, Inc. Class A                                                7,835            269,054
    Dollar General Corp.                                                  39,909            676,058
    Family Dollar Stores, Inc.                                            19,408            628,819
    Federated Department Stores, Inc.                                     67,280          2,791,447
    J.C. Penney Co., Inc.                         (b)                     28,686          2,330,451
    Kohl's Corp.                                  (a)                     41,870          2,969,002
    Nordstrom, Inc.                                                       29,216          1,627,623
    Sears Holdings Corp.                          (a)                     10,631          1,877,966
    Target Corp.                                                         109,832          6,739,292
                                                                                   ----------------
                                                                                         20,274,288
                                                                                   ----------------
    MULTI-UTILITIES (1.1%)
    Ameren Corp.                                  (b)                     26,275          1,395,465
    CenterPoint Energy, Inc.                      (b)                     39,819            687,276
    CMS Energy Corp.                              (a)(b)                  28,366            473,429
    Consolidated Edison, Inc.                     (b)                     32,905          1,588,653

    Dominion Resources, Inc.                                              45,094          3,740,998
    DTE Energy Co.                                                        22,722          1,053,619
    KeySpan Corp.                                                         22,370            912,696
    NiSource, Inc.                                                        34,875            830,025
    PG&E Corp.                                                            44,500          2,077,260
    Public Service Enterprise Group, Inc.                                 32,160          2,155,685
    Sempra Energy                                                         33,410          1,917,066
    TECO Energy, Inc.                             (b)                     26,695            452,747
    Xcel Energy, Inc.                             (b)                     51,907          1,210,990
                                                                                   ----------------
                                                                                         18,495,909
                                                                                   ----------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                   (a)                    125,110          2,151,892
                                                                                   ----------------
    OIL, GAS & CONSUMABLE FUELS (7.8%)
    Anadarko Petroleum Corp.                                              58,751          2,570,356
    Apache Corp.                                                          42,028          3,066,783
    Chesapeake Energy Corp.                       (b)                     53,276          1,577,502
    Chevron Corp.                                                        279,497         20,369,741
    ConocoPhillips                                                       211,211         14,026,523
    CONSOL Energy, Inc.                                                   23,335            803,424
    Devon Energy Corp.                                                    56,712          3,974,944
    El Paso Corp.                                 (b)                     88,977          1,380,923
    EOG Resources, Inc.                                                   31,063          2,147,385
*   ExxonMobil Corp.                                                     748,628         55,473,335
    Hess Corp.                                                            34,608          1,868,486
    Kinder Morgan, Inc.                                                   13,711          1,453,366
    Marathon Oil Corp.                                                    45,043          4,069,185
    Murphy Oil Corp.                                                      23,918          1,188,964
    Occidental Petroleum Corp.                                           110,124          5,105,349
    Peabody Energy Corp.                                                  33,900          1,384,137
    Spectra Energy Corp.                                                  80,486          2,102,294
    Sunoco, Inc.                                                          15,767            995,371
    Valero Energy Corp.                                                   77,544          4,209,088
    Williams Cos., Inc. (The)                                             76,180          2,056,098
    XTO Energy, Inc.                                                      46,741          2,359,018
                                                                                   ----------------
                                                                                        132,182,272
                                                                                   ----------------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                               58,167          1,960,228
    MeadWestvaco Corp.                                                    23,170            698,344
    Weyerhaeuser Co.                                                      30,339          2,275,425
                                                                                   ----------------
                                                                                          4,933,997
                                                                                   ----------------
    PERSONAL PRODUCTS (0.2%)
    Avon Products, Inc.                                                   57,336          1,971,785
    Estee Lauder Cos., Inc. (The) Class A                                 16,485            783,038
                                                                                   ----------------
                                                                                          2,754,823
                                                                                   ----------------
    PHARMACEUTICALS (6.3%)
    Abbott Laboratories                                                  196,737         10,427,061
    Allergan, Inc.                                                        19,721          2,301,638
    Barr Pharmaceuticals, Inc.                    (a)                     13,593            727,497
    Bristol-Myers Squibb Co.                                             252,465          7,268,467
    Eli Lilly & Co.                                                      126,329          6,836,925
    Forest Laboratories, Inc.                     (a)                     40,622          2,279,300
*   Johnson & Johnson                                                    372,136         24,858,685
    King Pharmaceuticals, Inc.                    (a)                     31,042            554,410

    Merck & Co., Inc.                                                    278,251         12,451,732
    Mylan Laboratories, Inc.                      (b)                     27,100            599,994
*   Pfizer, Inc.                                                         925,564         24,286,799
    Schering-Plough Corp.                                                189,364          4,734,100
    Watson Pharmaceuticals, Inc.                  (a)                     13,090            356,310
    Wyeth                                                                172,610          8,528,660
                                                                                   ----------------
                                                                                        106,211,578
                                                                                   ----------------
    REAL ESTATE INVESTMENT TRUSTS (1.3%)
    Apartment Investment & Management Co.
       Class A                                                            12,442            779,242
    Archstone-Smith Trust                         (b)                     28,007          1,770,322
    AvalonBay Communities, Inc.                                           10,100          1,498,436
    Boston Properties, Inc.                                               15,019          1,893,746
    Equity Office Properties Trust                                        45,144          2,507,749
    Equity Residential                                                    37,206          2,093,954
    Kimco Realty Corp.                            (b)                     28,991          1,437,954
    Plum Creek Timber Co., Inc.                                           22,911            922,168
    ProLogis                                                              31,806          2,067,390
    Public Storage, Inc.                                                  15,484          1,684,040
    Simon Property Group, Inc.                    (b)                     28,323          3,239,868
    Vornado Realty Trust                                                  16,514          2,020,488
                                                                                   ----------------
                                                                                         21,915,357
                                                                                   ----------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    CB Richard Ellis Group, Inc. Class A          (a)                     23,400            880,074
    Realogy Corp.                                 (a)                     27,288            815,911
                                                                                   ----------------
                                                                                          1,695,985
                                                                                   ----------------
    ROAD & RAIL (0.7%)
    Burlington Northern Santa Fe Corp.                                    46,323          3,722,516
    CSX Corp.                                                             55,734          2,050,454
    Norfolk Southern Corp.                                                50,834          2,523,908
    Ryder System, Inc.                                                     7,992            435,884
    Union Pacific Corp.                                                   34,442          3,478,642
                                                                                   ----------------
                                                                                         12,211,404
                                                                                   ----------------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (2.3%)
    Advanced Micro Devices, Inc.                  (a)(b)                  69,255          1,076,915
    Altera Corp.                                  (a)                     45,968            921,658
    Analog Devices, Inc.                                                  43,784          1,433,926
    Applied Materials, Inc.                       (b)                    177,478          3,146,685
    Broadcom Corp. Class A                        (a)                     59,927          1,912,870
    Intel Corp.                                                          740,097         15,512,433
    KLA-Tencor Corp.                                                      25,478          1,254,282
    Linear Technology Corp.                                               38,608          1,194,918
    LSI Logic Corp.                               (a)                     51,082            480,171
    Maxim Integrated Products, Inc.                                       41,031          1,263,755
    Micron Technology, Inc.                       (a)                     96,690          1,252,136
    National Semiconductor Corp.                                          36,956            854,792
    Novellus Systems, Inc.                        (a)                     15,788            486,744
    NVIDIA Corp.                                  (a)                     45,599          1,397,609
    PMC-Sierra, Inc.                              (a)(b)                  26,788            168,764
    Teradyne, Inc.                                (a)(b)                  25,233            375,972
    Texas Instruments, Inc.                                              190,182          5,931,777
    Xilinx, Inc.                                                          43,457          1,056,005
                                                                                   ----------------
                                                                                         39,721,412
                                                                                   ----------------

    SOFTWARE (3.3%)
    Adobe Systems, Inc.                           (a)                     74,791          2,907,126
    Autodesk, Inc.                                (a)                     29,608          1,294,462
    BMC Software, Inc.                            (a)                     26,214            901,499
    CA, Inc.                                                              52,466          1,288,040
    Citrix Systems, Inc.                          (a)                     23,547            745,733
    Compuware Corp.                               (a)                     45,120            404,726
    Electronic Arts, Inc.                         (a)                     39,229          1,961,450
    Intuit, Inc.                                  (a)                     44,633          1,403,708
*   Microsoft Corp.                                                    1,110,424         34,267,685
    Novell, Inc.                                  (a)                     43,321            314,077
    Oracle Corp.                                  (a)(b)                 512,868          8,800,815
    Symantec Corp.                                (a)                    120,282          2,130,194
                                                                                   ----------------
                                                                                         56,419,515
                                                                                   ----------------
    SPECIALTY RETAIL (2.0%)
    AutoNation, Inc.                              (a)                     19,630            440,694
    AutoZone, Inc.                                (a)                      6,505            817,223
    Bed Bath & Beyond, Inc.                       (a)                     36,092          1,522,721
    Best Buy Co., Inc.                                                    51,917          2,616,617
    Circuit City Stores, Inc.                                             18,041            368,217
    Gap, Inc. (The)                                                       67,513          1,294,224
    Home Depot, Inc. (The)                                               261,551         10,655,588
    Limited Brands, Inc.                                                  43,474          1,214,664
    Lowe's Cos., Inc.                             (b)                    195,384          6,586,395
    Office Depot, Inc.                            (a)                     36,235          1,354,827
    OfficeMax, Inc.                                                        9,477            457,644
    RadioShack Corp.                              (b)                     17,020            376,142
    Sherwin-Williams Co. (The)                                            14,403            995,247
    Staples, Inc.                                                         92,917          2,389,825
    Tiffany & Co.                                                         17,681            694,156
    TJX Cos., Inc. (The)                                                  58,372          1,726,060
                                                                                   ----------------
                                                                                         33,510,244
                                                                                   ----------------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                   (a)                     46,758          2,144,322
    Jones Apparel Group, Inc.                                             14,472            494,364
    Liz Claiborne, Inc.                                                   13,168            584,659
    NIKE, Inc. Class B                                                    24,138          2,385,076
    VF Corp.                                                              11,295            856,952
                                                                                   ----------------
                                                                                          6,465,373
                                                                                   ----------------
    THRIFTS & MORTGAGE FINANCE (1.4%)
    Countrywide Financial Corp.                                           79,647          3,463,052
    Fannie Mae                                                           124,949          7,063,367
    Freddie Mac                                                           88,857          5,769,485
    MGIC Investment Corp.                                                 10,846            669,415
    Sovereign Bancorp, Inc.                       (b)                     45,836          1,129,857
    Washington Mutual, Inc.                       (b)                    121,129          5,401,142
                                                                                   ----------------
                                                                                         23,496,318
                                                                                   ----------------
    TOBACCO (1.5%)
*   Altria Group, Inc.                                                   269,003         23,508,172
    Reynolds American, Inc.                                               21,894          1,412,163
    UST, Inc.                                                             20,586          1,182,460
                                                                                   ----------------
                                                                                         26,102,795
                                                                                   ----------------

    TRADING COMPANIES & DISTRIBUTORS (0.0%)       ++
    W.W. Grainger, Inc.                                                    9,635            748,158
                                                                                   ----------------
    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    ALLTEL Corp.                                                          47,925          2,937,323
    Sprint Nextel Corp.                                                  371,126          6,617,177
                                                                                   ----------------
                                                                                          9,554,500
                                                                                   ----------------
    Total Common Stocks
       (Cost $1,154,345,222)                                                          1,656,295,920(g)
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (6.6%)

    COMMERCIAL PAPER (2.7%)
    American Honda Finance Corp.
       5.22%, due 2/8/07                                         $     3,000,000          2,996,955
       5.24%, due 2/12/07                                              5,900,000          5,890,572
    CAFCO Funding LLC
       5.287%, due 3/6/07                         (c)                  1,271,373          1,271,373
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (c)                  2,734,135          2,734,135
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (c)                  4,101,203          4,101,203
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (c)                  2,734,135          2,734,135
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (c)                  1,313,086          1,313,086
    FPL Fuels, Inc.
       5.23%, due 2/16/07                                              1,685,000          1,681,328
       5.24%, due 2/28/07                                              1,000,000            996,070
    Greyhawk Funding LLC
       5.285%, due 2/7/07                         (c)                  1,367,068          1,367,068
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                         (c)                  1,186,815          1,186,815
    Liberty Street Funding Co.
       5.285%, due 3/2/07                         (c)                  2,670,217          2,670,217
    Merrill Lynch
       5.21%, due 3/6/07                                               2,400,000          2,388,538
    New Jersey Natural Gas
       5.21%, due 2/14/07                                              2,800,000          2,794,732
    Old Line Funding LLC
       5.282%, due 2/15/07                        (c)                  2,676,210          2,676,210
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                        (c)                  2,734,135          2,734,135
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                        (c)                  1,367,068          1,367,068
    Variable Funding Capital Co.
       5.272%, due 2/6/07                         (c)                  2,704,174          2,704,174
    Yorktown Capital LLC
       5.276%, due 2/8/07                         (c)                  1,325,122          1,325,122
                                                                                   ----------------
    Total Commercial Paper
       (Cost $44,932,936)                                                                44,932,936
                                                                                   ----------------

                                                                         SHARES             VALUE
                                                                    ---------------   ----------------
    INVESTMENT COMPANY (0.9%)
    BGI Institutional Money Market Fund              (c)                 15,415,843         15,415,843
                                                                                      ----------------
    Total Investment Company
       (Cost $15,415,843)                                                                   15,415,843
                                                                                      ----------------

                                                                       PRINCIPAL
                                                                         AMOUNT             VALUE
                                                                    ---------------   ----------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $3,418,184
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $3,563,267 and a Market Value of $3,541,325)  (c)            $     3,471,669          3,417,669
                                                                                      ----------------
    Total Repurchase Agreement
       (Cost $3,417,669)                                                                     3,417,669
                                                                                      ----------------
    TIME DEPOSITS (2.0%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                           (c)                  4,101,203          4,101,203
    Bank of America Corp.
       5.27%, due 3/20/07                            (c)(d)               2,734,135          2,734,135
    BNP Paribas
       5.26%, due 2/8/07                             (c)                  2,734,135          2,734,135
    Calyon
       5.31%, due 2/12/07                            (c)                  2,734,135          2,734,135
    Citigroup, Inc.
       5.325%, due 3/22/07                           (c)                  2,734,135          2,734,135
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                            (c)                  2,734,135          2,734,135
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                             (c)                  1,367,068          1,367,068
    Rabobank Nederland
       5.29%, due 3/6/07                             (c)                  2,734,135          2,734,135
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                            (c)                 10,936,541         10,936,541
    Standard Chartered Bank
       5.28%, due 2/9/07                             (c)                  1,367,068          1,367,068
                                                                                      ----------------
    Total Time Deposits
       (Cost $34,176,690)                                                                   34,176,690
                                                                                      ----------------
    U.S. GOVERNMENT (0.8%)
    United States Treasury Bills
       5.928%, due 4/12/07                                               11,500,000         11,388,749
       6.285%, due 4/5/07                            (e)                  2,800,000          2,775,598
                                                                                      ----------------
    Total U.S. Government
       (Cost $14,164,682)                                                                   14,164,347
                                                                                      ----------------
    Total Short-Term Investments
       (Cost $112,107,820)                                                                 112,107,485
                                                                                      ----------------
    Total Investments
       (Cost $1,266,453,042)                         (h)                      104.6%     1,768,403,405(i)

    Liabilities in Excess of
    Cash and Other Assets                                                   (4.6)       (78,175,525)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $  1,690,227,880
                                                                 ===============   ================

                                                                    CONTRACTS          UNREALIZED
                                                                       LONG        APPRECIATION (f)
                                                                 ---------------   ----------------
    FUTURES CONTRACTS (0.0%)                      ++
    Standard & Poor's 500 Index
    Mini March 2007                                                          448   $        219,230
                                                                                   ----------------
    Total Futures Contracts
       (Settlement Value $1,154,400)              (g)                              $        219,230
                                                                                   ================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2007.

(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 98.1% of net assets.

(h)  The cost for federal income tax purposes is $1,286,577,990.

(i) At January 31, 2007 net unrealized appreciation was $481,825,415, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $533,973,009 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $52,147,594.

MAINSTAY SHORT TERM BOND FUND
PORTFOLIO OF INVESTMENTS                              January 31, 2007 unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    LONG-TERM BONDS (96.8%)                       +
    ASSET-BACKED SECURITY (0.5%)

    CONSUMER LOANS (0.5%)
    Atlantic City Electric Transition Funding
       LLC
       Series 2002-1, Class A1
       2.89%, due 7/20/10                                        $       389,959   $        382,422
                                                                                   ----------------
    Total Asset-Backed Security
       (Cost $390,069)                                                                      382,422
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    MORTGAGE-BACKED SECURITIES (4.9%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (4.9%)
    Citigroup Commercial Mortgage Trust
       Series 2005-EMG, Class A1
       4.154%, due 9/20/51                        (a)                    322,717            316,503
    JP Morgan Chase Commercial Mortgage
       Securities Corp.
       Series 2004-CB9, Class A1
       3.475%, due 6/12/41                                             1,036,448          1,006,383
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                               470,000            450,588
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                              449,077            437,940
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                               911,775            890,560
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                               652,445            636,327
                                                                                   ----------------
    Total Mortgage-Backed Securities
       (Cost $3,829,464)                                                                  3,738,301
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (91.4%)

*   FANNIE MAE (COLLATERALIZED MORTGAGE
       OBLIGATION) (2.8%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                              2,153,572          2,154,760
                                                                                   ----------------
    FANNIE MAE GRANTOR TRUST (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.7%)
       Series 1998-M6, Class A2

       6.32%, due 8/15/08                         (b)                    520,319            524,347
                                                                                   ----------------
*   FEDERAL HOME LOAN MORTGAGE CORPORATION
       (8.0%)
       4.00%, due 8/17/07                                              6,240,000          6,196,894
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (12.4%)
       3.15%, due 5/28/08                                                330,000            321,393
*      4.00%, due 9/2/08                                               6,480,000          6,355,973
*      6.625%, due 9/15/09                                             2,845,000          2,950,194
                                                                                   ----------------
                                                                                          9,627,560
                                                                                   ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITY) (0.7%)
       4.50%, due 11/1/18                                                594,781            571,792
                                                                                   ----------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (5.0%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                              1,805,122          1,714,531
       Series 2982, Class LC
*      4.50%, due 1/15/25                                              2,167,409          2,136,145
                                                                                   ----------------
                                                                                          3,850,676
                                                                                   ----------------
    FREDDIE MAC REFERENCE REMIC (COLLATERALIZED
       MORTGAGE OBLIGATION) (2.0%)
       Series  R001, Class AE
       4.375%, due 4/15/15                                             1,565,582          1,524,428
                                                                                   ----------------
    UNITED STATES TREASURY NOTES (59.8%)
*      3.375%, due 2/15/08                        (c)                 10,845,000         10,662,414
*      3.375%, due 9/15/09                                             9,065,000          8,734,273
       3.625%, due 4/30/07                                               600,000            597,844
*      3.875%, due 9/15/10                                             6,435,000          6,234,659
*      4.50%, due 2/15/09                         (c)                 12,310,000         12,208,541
*      4.875%, due 5/31/08                        (c)                  7,815,000          7,800,956
                                                                                   ----------------
                                                                                         46,238,687
                                                                                   ----------------
    Total U.S. Government & Federal Agencies
       (Cost $70,996,381)                                                                70,689,144
                                                                                   ----------------
    Total Long-Term Bonds
       (Cost $75,215,914)                                                                74,809,867
                                                                                   ----------------

                                                                    PRINCIPAL
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
    SHORT-TERM INVESTMENTS (33.7%)

    COMMERCIAL PAPER (13.3%)
    CAFCO LLC
       5.287%, due 3/6/07                         (d)                    378,676            378,676
    Clipper Receivables Corp.
       5.281%, due 2/13/07                        (d)                    814,356            814,356
    Commonwealth Bank of Australia (Delaware)
       Finance, Inc.
       5.282%, due 2/28/07                        (d)                  1,221,535          1,221,535
    Fairway Finance Corp.
       5.292%, due 2/21/07                        (d)                    814,356            814,356
    Falcon Asset Securitization Corp.
       5.286%, due 2/13/07                        (d)                    391,100            391,100

    Greyhawk Funding LLC
       5.285%, due 2/7/07                               (d)                    407,178            407,178
    Jupiter Securitization Corp.
       5.282%, due 2/9/07                               (d)                    353,490            353,490
    Liberty Street Funding Co.
       5.285%, due 3/2/07                               (d)                    795,318            795,318
    Old Line Funding LLC
       5.282%, due 2/15/07                              (d)                    797,103            797,103
    Park Avenue Receivables Corp.
       5.286%, due 2/27/07                              (d)                    814,356            814,356
    Rabobank USA Finance Corp.
       5.27%, due 2/1/07                                                     1,885,000          1,885,000
    Sheffield Receivables Corp.
       5.293%, due 2/15/07                              (d)                    407,178            407,178
    Variable Funding Capital Co.
       5.272%, due 2/6/07                               (d)                    805,432            805,432
    Yorktown Capital LLC
       5.276%, due 2/8/07                               (d)                    394,685            394,685
                                                                                         ----------------
    Total Commercial Paper
       (Cost $10,279,763)                                                                      10,279,763
                                                                                         ----------------

                                                                            SHARES             VALUE
                                                                       ---------------   ----------------
    INVESTMENT COMPANY (5.9%)
    BGI Institutional Money Market Fund                 (d)                  4,591,575          4,591,575
                                                                                         ----------------
    Total Investment Company
       (Cost $4,591,575)                                                                        4,591,575
                                                                                         ----------------

                                                                          PRINCIPAL
                                                                            AMOUNT             VALUE
                                                                       ---------------   ----------------
    REPURCHASE AGREEMENT (1.3%)
    Morgan Stanley & Co. 5.42%, dated 1/31/07
       due 2/1/07 Proceeds at Maturity $1,018,098
       (Collateralized by various Corporate
       Bonds, with rates between 5.19% - 8.60%
       and maturity dates between 5/19/10 -
       12/29/49, with a Principal Amount of
       $1,061,311 and a Market Value of $1,054,776)     (d)            $     1,017,945          1,017,945
                                                                                         ----------------
    Total Repurchase Agreement
       (Cost $1,017,945)                                                                        1,017,945
                                                                                         ----------------
    TIME DEPOSITS (13.2%)
    Banco Bilbao Vizcaya Argentaria S.A.
       5.305%, due 4/26/07                              (d)                  1,221,535          1,221,535
    Bank of America Corp.
       5.27%, due 3/20/07                               (d)(e)                 814,356            814,356
    BNP Paribas
       5.26%, due 2/8/07                                (d)                    814,356            814,356
    Calyon
       5.31%, due 2/12/07                               (d)                    814,356            814,356
    Citigroup, Inc.
       5.325%, due 3/22/07                              (d)                    814,356            814,356
    Lloyds TSB Bank PLC
       5.29%, due 2/21/07                               (d)                    814,356            814,356
    National Australia Bank, Ltd.
       5.28%, due 2/1/07                                (d)                    407,178            407,178
    Rabobank Nederland
       5.29%, due 3/6/07                                (d)                    814,356            814,356
    Skandinaviska Enskilda Banken AB
       5.28%, due 2/23/07                               (d)                  3,257,425          3,257,425

    Standard Chartered Bank
       5.28%, due 2/9/07                          (d)                    407,178            407,178
                                                                                   ----------------
    Total Time Deposits
       (Cost $10,179,452)                                                                10,179,452
                                                                                   ----------------
    Total Short-Term Investments
       (Cost $26,068,735)                                                                26,068,735
                                                                                   ----------------
    Total Investments
       (Cost $101,284,649)                        (f)                      130.5%       100,878,602(g)
    Liabilities in Excess of
       Cash and Other Assets                                               (30.5)       (23,551,657)
                                                                 ---------------   ----------------
    Net Assets                                                             100.0%  $     77,326,945
                                                                 ===============   ================

+    Percentages indicated are based on Fund net assets.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  ACES - Alternative Credit Enhancement Structure.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2007.

(f) The cost stated also represents the aggregate cost for federal income tax purposes.

(g) At January 31, 2007, net unrealized depreciation was $406,047 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $55,453 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $461,500.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President

Date: March 28, 2007


By: /s/ ARPHIELA ARIZMENDI
    ---------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007